Registration No. 33-52272

811-7170

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 51	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 54

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒       immediately upon filing pursuant to paragraph (b)

☐        on (date) pursuant to paragraph (b)

☐        75 days after filing pursuant to paragraph (a)(1)

☐        on (date) pursuant to paragraph (a)(i)

☐        days after filing pursuant to paragraph (a)(2)

☐        on (date) pursuant to paragraph (a)(2) of Rule 485

TCW Funds, Inc.

This prospectus tells you about the Class N shares of seventeen of the separate investment funds offered by TCW Funds, Inc., (collectively the “Funds”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Balanced Fund

TCW Diversified Value Fund

TCW Dividend Focused Fund

TCW Equities Fund

TCW Focused Equities Fund

TCW Growth Equities Fund

TCW Large Cap Core Fund

TCW Large Cap Growth Fund

TCW Opportunity Fund

TCW Select Equities Fund

TCW Small Cap Growth Fund

TCW Value Added Fund

TCW Value Opportunities Fund

TCW Core Fixed Income Fund

TCW High Yield Bond Fund

TCW Total Return Bond Fund

TCW Emerging Markets Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies
Balanced Fund	Long-term capital appreciation and high current income	Invests in equity and debt securities
Diversified Value Fund	Capital appreciation	Invests in equity securities of large capitalization companies
Dividend Focused Fund	High level of dividend income	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends
Equities Fund	Long-term capital appreciation	Invests in equity securities of large capitalization companies trading below their intrinsic value
Focused Equities Fund	Long-term capital appreciation	Invests in the equity securities of 25-40 large capitalization companies.
Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of emerging growth companies
Large Cap Core Fund	Long-term total return	Invests 80% of the value of its net assets in equity securities of large cap growth and value companies.
Large Cap Growth Fund	Long-term capital appreciation	Invests in the equity securities of 30-50 large capitalization companies.
Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies
Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies
Small Cap Growth Fund	Long-term capital appreciation	Invests at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies
Value Added Fund	Long-term capital appreciation	Invests in equity securities issued by small cap value companies
Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities issued by midcap value companies
Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in fixed income securities
High Yield Bond Fund	Maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “Junk” bonds

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies
Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P
Emerging Markets Income Fund	High total return from current income and capital appreciation	Invests in debt securities issued by Emerging Market Country governments or their agencies or instrumentalities or private corporate issuers

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PORTFOLIO MANAGEMENT RISK

There is the possibility that the strategies used by the Advisor and its securities selections will fail to produce the intended result.

Each Fund may also be subject (in varying degrees) to the following risks:

•	PRICE VOLATILITY

There is the possibility that the value of a Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Growth Equities, Opportunity, Small Cap Growth, Value Added and Value Opportunities Funds are subject to greater price volatility than other funds because they invest primarily in securities of small or medium sized companies.

•	SMALL AND MEDIUM CAPITALIZATION COMPANY RISK

Funds such as the Growth Equities, Opportunity, Small Cap Growth, Value Added and Value Opportunities Funds that invest a portion of their assets in the equity securities of companies with small and medium market capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited mangerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a fund’s assets.

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it invests primarily in securities of medium and small sized companies; high yield bonds; mortgage-backed securities; or foreign or emerging markets securities, which have all experienced periods of illiquidity.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. A Fund that invests primarily in the assets of foreign companies or a portion of its assets in foreign company securities may be subject to foreign investing risk. If a Fund invests in “emerging markets,” the risk is even more pronounced. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as the payment of principal and/or interest on an instrument, or goes bankrupt. A Fund may be subject to greater credit risk if it: invests in below investment grade convertible or fixed income securities; in high yield bonds, which are commonly referred to as “junk bonds”; or in private issued mortgage-backed securities.

•	INTEREST RATE RISK

There is the possibility that the value of a Fund’s portfolio investments may fall since debt securities generally fall in value when interest rates rise. The longer the term of a debt instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on a Fund because it may hold securities with long terms to maturity.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of debt securities drop, but the yield can drop, particularly where the yield on the debt securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	JUNK BONDS

These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered “below investment grade.” The High Yield Bond Fund primarily invests in debt instruments rated below investment grade. The Core Fixed Income Fund may invest in debt instruments rated below investment grade.

•	GOVERNMENT SECURITIES

The Balanced, Core Fixed Income Total Return Bond Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie

Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). These securities are neither issued nor guaranteed by the United States Treasury.

•	NON-DIVERSIFICATION RISK

Because a relatively high percentage of each non-diversified Fund’s assets may be invested in the securities of a limited number of issuers, the non-diversified Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 77. Each of the Funds, with the exception of the Diversified Value, Dividend Focused, Opportunity, Core Fixed Income, High Yield Bond, and Total Return Bond Funds, are non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, each non-diversified Fund’s exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Performance Summary

The tables below show each Fund’s annual and after-tax returns and its performance with respect to its Class N shares. The first barchart shows you how the Fund’s performance has varied from year to year. The second table compares the before and after-tax returns over time to that of a broad-based securities market index. Both tables assume reinvestment of dividends and distributions. No performance data is shown for the Balanced and Large Cap Growth Funds because they do not have a full year of operations.

The performance information for the Diversified Value, Dividend Focused and Opportunity Funds includes the performance of its predecessor fund (“Predecessor Funds”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Funds in the bar charts and other tables was calculated using the fee and expenses, not including the 4.75% sales charge for Class A shares, of the Class A shares of the Predecessor Funds. As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situtation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Diversified Value Fund

Best and worst quarterly performance during this period

Fund	Performance
• Diversified Value Fund
Quarter ended June 30, 2003	17.98% (Best)
Quarter ended September 30, 2002	– 20.38% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception
• Diversified Value Fund	18.50%	10.87%	11.54%
Return After Taxes on Distributions	18.29%	10.60%	11.26%
Return After Taxes on Distributions and Sale of Fund Shares	12.30%	9.38%	9.98%
Russell 1000 Value Index	22.25%	10.86%	8.60%

The Russell 1000 Value Index measures the performance of 1,000 of the 3,000 largest US-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Dividend Focused Fund

Best and worst quarterly performance during this period

Fund	Performance
• Dividend Focused Fund
Quarter ended September 30, 2000	16.84% (Best)
Quarter ended September 30, 2002	– 14.56% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	10 years
• Dividend Focused Fund	18.19%	11.20%	11.80%
Return After Taxes on Distributions	17.69%	10.53%	10.53%
Return After Taxes on Distributions and Sale of Fund Shares	12.46%	9.68%	9.68%
Russell 1000 Value Index	22.25%	10.86%	8.60%

The Russell 1000 Value Index measures the performance of 1,000 of the 3,000 largest US-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Equities Fund

Best and worst quarterly performance during this period

Fund	Performance
• Equities Fund
Quarter ended June 30, 2003	17.71% (Best)
Quarter ended September 30, 2002	– 21.18% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception
• Equities Fund	14.71%	8.49%	6.50%
Return After Taxes on Distributions	13.45%	8.21%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares	11.22%	7.35%	5.65%
S&P 500 Index	15.79%	6.19%	3.37%

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Focused Equities Fund

Best and worst quarterly performance during the period

Fund	Performance
• Focused Equities Fund
Quarter ended December 31, 2003	19.77% (Best)
Quarter ended September 30, 2002	– 22.71% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	From Inception/ Registration or 10 years
• Focused Equities Fund	15.31%	8.90%	7.09%
Return from Registration Date (3/1/2001)	15.27%	8.86%	7.06%
Return After Taxes on Distributions	10.00%	7.72%	6.15%
Return After Taxes on Distributions and Sale of Fund Shares
S&P 500 Index	15.79%	6.19%	4.10%
Return Before Taxes Including Predecessor Entity Performance	15.31%	8.90%	7.98%

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Growth Equities Fund

Best and worst quarterly performance during this period

Fund	Performance
• Growth Equities Fund
Quarter ended September 30, 2005	9.53% (Best)
Quarter ended March 31, 2005	– 9.54% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	From Inception
• Growth Equities Fund	3.77%	N/A	8.66%
Return After Taxes on Distributions	3.77%	N/A	8.66%
Return After Taxes on Distributions and Sale of Fund Shares	2.45%	N/A	7.45%
Russell Midcap Growth Index	10.66%	N/A	11.57%

The Russell Midcap Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

TCW Large Cap Core Fund

Best and worst quarterly performance during the period

Fund	Performance
• Large Cap Core Fund
Quarter ended December 31, 2006	6.01% (Best)
Quarter ended March 31, 2005	– 2.61% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	From Inception
• Large Cap Core Fund	12.33%	N/A	13.23%
Return After Taxes on Distributions	11.54%	N/A	12.78%
Return After Taxes on Distributions and Sale of Fund Shares	8.33%	N/A	11.17%
S&P 500 Index	15.79%	N/A	13.15%

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Opportunity Fund

Best and worst quarterly performance during this period

Fund	Performance
• Opportunity Fund
Quarter ended June 30, 2003	23.76% (Best)
Quarter ended September 30, 1998	– 21.66% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	10 years
• Opportunity Fund	11.21%	10.65%	11.44%
Return After Taxes on Distributions	10.21%	10.06%	10.86%
Return After Taxes on Distributions and Sale of Fund Shares	8.40%	9.22%	9.93%
Russell 2000 Index	18.37%	11.39%	9.44%

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, with an average market capitalization of approximately $580 million.

Select Equities Fund

Best and worst quarterly performance during this period

Fund	Performance
• Select Equities Fund
Quarter ended December 31, 2001	25.92% (Best)
Quarter ended September 30, 2001	– 25.83% (Worst)

Average Annual Total Return as of December 31

	1 year	5 year	Since inception
• Select Equities Fund	– 5.34%	2.74%	2.13%
Return After Taxes on Distributions	– 5.46%	2.35%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	– 3.30%	2.35%	1.65%
Russell 1000 Growth	9.07%	2.69%	– 0.93%

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates.

Small Cap Growth Fund

Best and worst quarterly performance during this period

Fund	Performance
• Small Cap Growth Fund
Quarter ended December 31, 2001	41.10% (Best)
Quarter ended September 30, 2001	– 45.14% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception
• Small Cap Growth Fund	13.53%	0.90%	0.37%
Return After Taxes on Distributions	13.53%	0.90%	0.18%
Return After Taxes on Distributions and Sale of Fund Shares	8.79%	0.77%	0.36%
Russell 2000 Growth Index	13.35%	6.93%	10.71%

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index generally have a higher price-to-book and price-to-earnings ratios than those in the Russell 2000 Value Index.

Value Added Fund

Best and worst quarterly performance during this period.

Fund	Performance
• Value Added Fund
Quarter ended June 30, 2003	28.52% (Best)
Quarter ended September 30, 2004	– 11.04% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	From Inception
• Value Added Fund	17.26%	N/A	5.19%
Return After Taxes on Distributions	14.83%	N/A	4.72%
Return After Taxes on Distributions and Sale of Fund Shares	13.34%	N/A	4.37%
Russell 2000 Value Index	23.48%	N/A	13.45%

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Value Opportunities Fund

Best and worst quarterly performance during this period.

Fund	Performance
• Value Opportunities Fund
Quarter ended December 31, 2001	29.92% (Best)
Quarter ended September 30, 2002	– 25.79% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	From Inception
• Value Opportunities Fund	12.59%	7.23%	11.70%
Return After Taxes on Distributions	10.80%	6.52%	9.37%
Return After Taxes on Distributions and Sale of Fund Shares	9.87%	6.08%	8.58%
Russell Midcap Value Index	20.32%	15.88%	14.43%

The Russell Midcap Value Index is a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. companies.

Core Fixed Income Fund

Best and worst quarterly performance during this period

Fund	Performance
• Core Fixed Income Fund
Quarter ended December 31, 2000	4.61% (Best)
Quarter ended June 30, 2003	– 2.43% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception
• Core Fixed Income Fund	3.66%	5.38%	5.07%
Return After Taxes on Distributions	2.22%	3.66%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	3.58%	3.17%
Lehman Brothers Aggregate Bond Index	4.33%	5.06%	5.78%

The Lehman Brothers Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

High Yield Bond Fund

Best and worst quarterly performance during this period

Fund	Performance
• High Yield Bond Fund
Quarter ended June 30, 2003	8.24% (Best)
Quarter ended December 31, 2000	– 5.12% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception
• High Yield Bond Fund	9.23%	7.91%	4.89%
Return After Taxes on Distributions	6.50%	4.91%	1.68%
Return After Taxes on Distributions and Sale of Fund Shares	5.91%	4.94%	2.12%
Citigroup High Yield Cash Pay Custom Index	10.07%	9.81%	6.51%

The Citigroup High Yield Cash Pay Custom Index is a blend of the Citigroup High Yield Cash Pay Index and Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of USD 100 million and a cap on the prior amount of each issuer in the Index at USD 5 billion.

Total Return Bond Fund

Best and worst quarterly performance during this period

Fund	Performance
• Total Return Bond Fund
Quarter ended December 31, 2000	5.83% (Best)
Quarter ended June 30, 2004	– 1.95% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception
• Total Return Bond Fund	5.05%	5.31%	6.03%
Return After Taxes on Distributions	3.41%	3.38%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares	3.25%	3.38%	3.90%
Lehman Brothers Aggregate Bond Index	4.33%	5.06%	5.78%

The Lehman Brothers Aggregate Bond Index is a market capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

Emerging Markets Income Fund

Best and worst quarterly performance during this period

Fund	Performance
• Emerging Markets Income Fund
Quarter ended June 30, 2005	3.58% (Best)
Quarter ended June 30, 2006	– 0.64% (Worst)

Average Annual Total Return as of December 31

	1 year	5 years	Since inception
• Emerging Markets Income Fund	7.73%	N/A	9.41%
Return After Taxes on Distributions	7.04%	N/A	9.16%
Return After Taxes on Distributions and Sale of Fund Shares	5.94%	N/A	8.09%
JP Morgan EMBI Global Diversified Index	9.86%	N/A	10.78%

The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollars and other external currency-denominated Brady bonds, loans, Euro bonds and local market debt instruments traded in emerging markets.

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees.

FEE TABLE

		Balanced Fund	Diversified Value Fund	Dividend Focused Fund	Equities Fund	Focused Equities Fund	Growth Equities Fund	Opportunity Fund	Large Cap Core Fund	Large Cap Growth	Select Equities Fund
Shareholder Transaction Fees
1)	Redemption Fees	None	None	None	None	None	None	None	None	None	None
2)	Exchange Fees	None	None	None	None	None	None	None	None	None	None
3)	Contingent Deferred Sales Load	None	None	None	None	None	None	None	None	None	None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None	None	None	None	None	None	None
5)	Maximum Sales Charge (Load) on Purchases	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses
	Management Fees	0.60%	0.75%	0.75%	0.55%	0.65%	1.00%	0.90%	0.55%	0.65%	0.75%
	Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
	Other Expenses	2.02%	0.20%	0.16%	0.50%	0.52%	2.92%	0.28%	0.66%	2.81%	0.17%
	Total Annual Fund Operating Expenses	2.87%(1)	1.20%	1.16%	1.30%	1.42%(2)	4.17%(3)	1.43%	1.46%(4)	3.71%(5)	1.17%
	Fee Waiver/Expense Reimbursement	1.65%	0.00%	0.00%	0.00%	0.04%	2.61%	0.00%	0.03%	2.26%	0.00%
	Net Expenses	1.22%	1.20%	1.16%	1.30%	1.38%	1.56%	1.43%	1.43%	1.45%	1.17%

		Small Cap Growth Fund	Value Added Fund	Value Opportunities Fund	Core Fixed Income Fund	High Yield Bond Fund	Total Return Bond Fund	Emerging Markets Income Fund
Shareholder Transaction Fees
1)	Redemption Fees	None	None	None	None	None	None	2.00%
2)	Exchange Fees	None	None	None	None	None	None	2.00%
3)	Contingent Deferred Sales Load	None	None	None	None	None	None	None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None	None	None	None
5)	Maximum Sales Charge (Load) on Purchases	None	None	None	None	None	None	None

Annual Fund Operating Expenses
	Management Fees	1.00%	1.00%	0.80%	0.40%	0.75%	0.50%	0.75%
	Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
	Other Expenses	0.66%	4,179.73%	0.17%	0.43%	0.20%	0.13%	352.50%
	Total Annual Fund Operating Expenses	1.66%	4,180.98%(6)	1.22%	1.08%	1.20%	0.88%(7)	353.50%(8)
	Fee Waiver/Expense Reimbursement	0.00%	4,179.42%	0.00%	0.00%	0.00%	0.14%	352.14%
	Net Expenses	1.66%	1.56%	1.22%	1.08%	1.20%	0.74%	1.36%

(1) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.22% of Net Assets as a result of the expense limitation.

(2) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.38% of Net Assets as a result of the expense limitation.

(3) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.56% of Net Assets as a result of the expense limitation.

(4) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.43% of Net Assets as a result of the expense limitation.

(5) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.45% of Net Assets as a result of the expense limitation.

(6) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.56% of Net Assets as a result of the expense limitation.

(7) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 0.74% of Net Assets as a result of the expense limitation.

(8) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.36% of Net Assets as a result of the expense limitation.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example uses the gross expense ratio before any expense waiver or reimbursement.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Balanced	$290	$889	$1,513	$3,195
Diversified Value	$122	$381	$660	$1,455
Dividend Focused	$118	$368	$638	$1,409
Equities	$132	$412	$713	$1,568
Focused Equities	$145	$449	$776	$1,702
Growth Equities	$419	$1,267	$2,129	$4,347
Large Cap Core	$149	$462	$797	$1,746
Large Cap Growth	$373	$1,135	$1,916	$3,958
Opportunity	$146	$452	$782	$1,713
Select Equities	$119	$372	$644	$1,420
Small Cap Growth	$169	$523	$902	$1,965
Value Added*	$10,000	N/A	N/A	N/A
Value Opportunities	$124	$387	$670	$1,477
Core Fixed Income	$110	$343	$595	$1,317
High Yield Bond	$122	$381	$660	$1,455
Total Return Bond	$90	$281	$488	$1,084
Emerging Markets Income**	$10,000	N/A	N/A	N/A

* Based on the Value Added Fund’s net expenses after reimbursement, the Expense Example would be:

1 Year	3 Years	5 Years	10 Years
$159	$493	$850	$1,856

** Based on the Emerging Markets Income Fund’s net expenses after reimbursement, the Expense Example would be:

1 Year	3 Years	5 Years	10 Years
$138	$431	$745	$1,635

TCW Balanced Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. The Fund also seeks to produce high current income. To pursue these goals, the Fund will invest in a combination of common stocks, preferred stocks, rights or warrants to purchase common or preferred stock, American Depository Receipts (“ADRs”), other securities with equity characteristics, convertible preferred stocks, convertible debt securities, U.S. Government and corporate debt securities, and other debt securities, including mortgage- and asset-backed securities, unless maintaining a temporary defensive position. Investments in non-U.S. corporate debt securities will be U.S. dollar denominated. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign security. The allocation of assets invested in each type of security is designed to balance long-term capital appreciation and yield income. The Fund expects to change its allocation mix over time based on the Advisor’s view of economic conditions and underlying security values. It is anticipated that the range of equity securities will be between 55% and 75% of the Fund’s total assets and debt securities will be in the range of 25% to 45% of the Fund’s total assets.

When evaluating equity securities, the Advisor emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characters for companies in the S&P Index and prefer companies with a dividend yield although a dividend yielding stock is not obligatory. The Advisor seeks companies it believes are neglected or out-of-favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though expectations for these companies are low and their valuations are temporarily depressed.

When evaluating debt securities, the Advisor uses a bottom-up investment process that focuses more on security and sector selection than macro-economic variables. The Advisor’s investment process seeks to add value by selecting the best available debt securities as well as tactically allocating between various sectors from time to time. In managing the Fund’s investments the Advisor uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income market. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor, there is a perceived deterioration in the credit fundamentals of the issuer or the Advisor determines to take advantage of a better investment opportunity.

Jeffrey E. Gundlach and Diane E. Jaffee are the Fund’s portfolio managers.

Main Risks

The primary risks affecting the Fund are “equity risk,” “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), “price volatility risk” and “liquidity risk.”

Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the price of its instruments go up or down. The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligation, such as the payment of principal and/or interest on an instrument, or goes bankrupt. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the maturity of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on the Fund, because it may hold securities with long terms to maturity and mortgage-based securities, including collateralized mortgage obligations and stripped mortgage securities. Its holding of mortgage-based securities can reduce returns if owners of the underlying mortgages pay off their mortgages sooner than anticipated when interest rates go down. Because this Fund will invest in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price most beneficial to the Fund. Mortgage-backed securities have experienced periods of market liquidity.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select equity investments for the Fund. These styles may be out of favor or may not produce the best results on short or longer time periods and may increase the volatility of the Fund’s share price.

Diversified Value Fund

Investment Objectives/Approach

The Fund seeks capital appreciation, with a secondary goal of current income. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with a market capitalization of greater than $2 billion at the time of purchase. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

In managing the Fund’s investments, the Advisor blends a number of investment strategies. The Advisor emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The Advisor seeks companies that it believes are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

The Fund will generally invest in equity securities which include common and preferred stock, rights or warrants to purchase common stocks or preferred stocks, securities convertible into common and preferred stocks, securities convertible into common and preferred stocks, such as convertible bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee and Matthew J. Spahn are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “price volatility risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Dividend Focused Fund

Investment Objectives/Approach

The Fund seeks to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

Concepts to understand

Value Companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

The Advisor analyzes economic and market conditions and identifies securities that make the best investments in the pursuit of the Fund’s investment objectives. In selecting the investments, the Advisor considers factors which may include one or more of the following:

•	the company’s current valuation

•	market capitalization

•	price/earnings ratio

•	current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common stock and preferred stock such as bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some of its assets on covered call options. A covered call option is any agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price within a certain time period regardless of market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. These styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading below their intrinsic value in the opinion of the Advisor.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Intrinsic Value represents a company’s long-term value. Because a stock can remain below it’s intrinsic value for years, investors often look for factors that could trigger a rise in price.

In managing the Fund’s investments, the Advisor seeks to invest in attractively valued equity securities of companies where the return on invested capital is improving. The Advisor utilizes bottom-up fundamental research to identify these companies. The Advisor performs fundamental research by using techniques such as:

•	making company visits

•	financial screening to identify companies

•	maintaining a disciplined approach to stock selection and portfolio construction

The Advisor will use both quantitative and qualitative screening criteria to supplement the scope of its fundamental research.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Focused Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading below their intrinsic value.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Intrinsic Value represents a company’s long-term value. Because a stock can remain below its intrinsic value for years, investors often look for factors that could trigger a rise in prices.

The Fund will typically invest in a portfolio of 25 to 40 issues. In managing the Fund’s investments, the Advisor seeks to invest in attractively valued equity securities where the return on invested capital is improving. The Advisor utilizes bottom-up fundamental research to identify these companies. The Advisor will use both qualitative and quantitative screening criteria to supplement the scope of fundamental research. The application of the Advisor’s quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital. The Advisor performs fundamental research by using techniques such as:

•	making company visits

•	telephone contract with senior management

•	industry conferences

•	financial projections

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Because the Fund will generally only hold between 25 and 40 equity securities of different issuers, it may include large concentrations in certain sectors of the economy. As a result, the Fund may be subject to wider fluctuations in value than would be the case if it was subject to broader diversification requirements. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities. If the Fund changes this investment policy it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. Generally, at the time a new position is initially purchased into the Fund, the issue will be within the capitalization range of the companies comprising the Russell MidCap Growth Index. As of December 31, 2006, the market capitalization range of the Russell Midcap Growth Index was between $1.2 billion and $21.4 billion. The Fund will be primarily invested in issuers which are characterized as “growth” companies according to criteria established by the Advisor.

Concepts to understand

Growth companies are companies expected to exhibit faster than average gains in earnings and which are expected to continue to show a high level of growth gain.

The Advisor utilizes a “bottom-up” approach to identify securities for investment. First, the Advisor uses quantitative and qualitative criteria to screen companies. The Advisor then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price/earnings ratio which is less than the Advisor’s internally estimated three-year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team.

The Fund seeks to achieve diversification by limiting the weighting in any one security or any one sector.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity. The Fund will also sell if an individual security weighting or sector weighting is too large.

R. Brendt Stallings is the Fund’s portfolio manager

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility”, “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of larger companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of medium-sized companies may be less liquid than the securities of large-sized companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies. In addition, the Fund may be subject to liquidity risk because it may invest in debt instruments rated below investment grade. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

Large Cap Core Fund

Investment Objectives/Approach

The Fund seeks long-term total return. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies and invests in a blend of both growth and value companies. These equity securities include common and preferred stock; securities convertible into common or preferred stock such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Large Capitalization Companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

The Advisor analyzes economic and market conditions and identifies securities that make the best investments in pursuit of the Fund’s investment objectives. In selecting the investments, the Advisor considers factors which may include one or more of the following:

•

Discounted value of future cash flows. Discounted cash flow valuation consists of forecasting corporate cash flows over a multi-year period and “discounting” them by the equity market expected rate of return, and summing the results to arrive at a value for the security.

•	Free cash yield projected to grow or is sustainably high. Free cash flow is earnings before interest, taxes, depreciation and amortization (“EBITDA”) less capital expenditures.

•	Increasing returns on capital or economic value added.

•	Private market values of similar companies.

•	Cost to replicate the business. This is an estimation of what it would cost to build a business, including its brand and reputation, starting from nothing.

The Advisor also performs a qualitative assessment of the company’s products and competitive position to evaluate the sustainability of its value.

The Advisor employs a style neutral equity strategy typically with exposure to all the economic sectors of the S & P 500 Index. The Advisor seeks to maintain the Fund’s sector weightings in a range to track those of the S & P 500 Index.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor, sector weightings are rebalanced or the Advisor determines to take advantage of a better investment opportunity.

Jason S. Maxwell is the Fund’s portfolio manager.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns. The Fund’s returns may vary, and you could lose money. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

TCW Large Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Growth companies are companies expected to exhibit faster than average gains in earnings and which are expected to continue to show a high level of growth.

The Fund will typically invest in a portfolio of 35 to 50 securities. In managing the Fund’s investments, the Advisor seeks to invest in companies with superior and sustainable revenue and earnings growth. The Advisor evaluates, analyzes and selects companies:

•	That exhibit catalysts for growth

•	Superior value creation potential

•	Sustainable competitive advantages

•	Superior profitability

Portfolio weightings are driven by bottom-up fundamental research, sustainability and viability of earnings; degree of expected return, and the presence of definable growth catalysts.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, there is an unsatisfactory progression of fundamentals or the Advisor determines to take advantage of a better investment opportunity.

Donald E. Evenson and Derek S. Derman are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily common stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is “price volatility risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Because the Fund will generally only hold between 35 and 50 equity securities of different issuers, it may include large concentrations in certain sectors of the economy. As a result, the Fund may be subject to wider fluctuations in value than would be the case if it was subject to broader diversification requirements. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility than funds that invest primarily in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

This Fund may also be subject to “investment style risk”. The Advisor primarily uses a particular style or set of styles—in this case “growth styles”—to select investments for the Fund. These styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Opportunity Fund

Investment Objectives/Approach

The Fund seeks capital appreciation. Current income is incidental.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, of $2 billion or less. The Fund may invest in up to 10% of its assets in securities of similar foreign companies or in American Depository Receipts of such companies. The Fund may also write covered call options.

Concepts to understand

Small-Sized Companies. The Fund seeks long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Advisor tries to identify those companies that have fallen out of favor and whose stock is selling below what the Advisor believes is its real value. The Advisor looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The Advisor analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the Advisor often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The Advisor’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the Advisor may focus the Fund’s investments in a number of industries that the Advisor’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stock such as convertible bonds and debentures; American

Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk”, “foreign investing risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be presented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance that you could lost money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value overshort or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Select Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. Performance should be measured over a full market cycle.

To pursue this goal, the Fund invests primarily in the common stocks of larger companies. The investment philosophy underlying our strategy is a highly focused approach which seeks to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested in equity securities of these companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the Advisor’s opinion the security becomes fully valued, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity

The Fund may invest some assets in options, futures and foreign currency futures, and forward contracts. These practices are used primarily to hedge the Fund’s portfolio but may be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Craig C. Blum and Stephen A. Burlingame are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Because the Fund will generally only hold between 25 and 40 equity securities of different issuers, it may include large concentrations in certain sectors of the economy. As a result, the Fund may be subject to wider fluctuations in value than would be the case if it was subject to broader diversification requirements. The Fund’s returns may vary, and you could lose money. The Fund may be less susceptible to price volatility than funds that primarily invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value or short and extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Small Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000 Growth Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2006, the market capitalization of companies included in the Russell 2000 Growth Index was between $68 million and $3.1 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Small-Sized Companies seek long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Advisor pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to continuously monitor securities in the Fund’s portfolio.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Husam H. Nazer is the Fund’s portfolio manager.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value overshort and extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Value Added Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by value companies with market valuations, at the time of acquisition, within the range of the companies comprising the Standard & Poor’s Small Cap 600 Index. As of December 31, 2006, the market capitalization of companies included in Standard & Poor’s Small Cap 600 Index was between $66 million and $3.7 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price earnings multiple of generally not more than half the expected growth rate.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets or undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Advisor performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and/or management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio or when the investment becomes fully valued.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “price volatility risk,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value or short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Value Opportunities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell Midcap Value Index. As of December 31, 2006, the market capitalization of companies included in the Russell Midcap Value Index was between $1.3 billion and $19.2 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling a significant market discount to the Advisor’s estimate of the company’s 24 month sustainable earnings.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

The Advisor also utilizes fundamental analysis on each company. This includes a review of available financial information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. The Fund’s returns may vary and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small and mid-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

U.S. Fixed Income

Core Fixed Income Fund

Investment Objectives/Approach

The Fund seeks to provide maximum current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities. These debt securities include, U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their values even more volatile than when they were acquired.

In managing the Fund’s investments, the Advisor uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The Advisor also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to mitigate the Fund’s exposure to interest rate risk.

The Fund may invest some assets in options, futures and foreign currency futures, and forward contracts. These practices are used primarily to hedge the Fund’s portfolio, but may also be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility. The Fund may also invest some assets in inverse floaters, interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer or the Advisor determines to take advantage of a better investment opportunity.

Philip A. Barach, Jeffrey E. Gundlach and James M. Hassett are the Fund’s portfolio managers.

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), “foreign investing risk” and “liquidity risk.” The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund invests primarily in high credit quality securities that have limited susceptibility to this risk. The Fund may invest a portion of its assets in mortgage-backed securities which are not guaranteed by the U.S. Government, such as those issued by Fannie Mae and Freddie Mac, which may make the Fund subject to substantial credit risk. A portion of the Fund’s assets will also be invested in low credit quality securities that may make the Fund subject to greater credit risk, especially during periods of economic uncertainty or during economic downturns. Debt securities that are rated below investment grade are considered to be speculative. Securities rated below investment grade are also known as “junk” bonds. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund because it may hold securities with long terms to maturity as well as mortgage-backed securities, including collateralized mortgage obligations and stripped mortgage securities. Its holding of mortgage-backed securities can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated when interest rates go down. Because this Fund may invest in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and changes in currency exchange rates

•	withholding taxes

•	a lack of adequate company information

The risks of foreign investing are even more pronounced if the Fund invests in emerging markets. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because the Fund invests in below grade fixed income securities, it is more susceptible to liquidity risk than funds that invest in higher quality investments.

High Yield Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in high yield/below investment grade bonds, commonly known as “junk” bonds. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer. It may invest in other high yield securities, including convertible and non-convertible debt securities and convertible and non-convertible preferred stocks. The Fund may invest, to a limited extent, in securities rated below B- or the equivalent.

Concepts to understand

Junk bonds are bonds that have a credit rating of BB or lower by rating agencies such as Moody’s Investors Service, Inc. and Standard & Poor’s Corporation.

Junk bonds are considered to be mostly speculative in nature. This gives the Fund more credit risk than the other TCW fixed income funds, but also gives it the potential for higher returns.

In managing the Fund’s investments, the Advisor looks for companies that have:

•	strong credit profiles

•	favorable industry fundamentals

•	good management teams

•	stable cash flows

•	attractive yields for a given level of risk

Typically, the Fund sells an individual security when the issuer has experienced a material deterioration of the above referenced areas, the security reaches its targeted price, or the portfolio is rebalanced for diversification purposes.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

John A. Fekete and James M. Hassett are the Fund’s portfolio managers.

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk,” “liquidity risk” and, to a lesser extent, “foreign investing risk.” The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund is subject to high credit risk, because it invests primarily in high yield/below investment grade bonds. Debt securities that are rated below investment grade are considered to be speculative; they are also commonly known as “junk” bonds. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because high yield bonds may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Total Return Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue these goals, (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations (collectively, the “Federal Agencies”), and in privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P or the equivalent by any other nationally recognized statistical organization.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their value even more volatile than when they were acquired.

Weighted average duration is the average duration of the securities in the portfolio weighted by market value.

Weighted average reset frequency is the average time to the next coupon reset date of the floating rate securities in the portfolio weighted by market value.

In managing the Fund’s investments, the Advisor seeks to construct a portfolio with a weighted average effective duration of no more than eight years.

The Fund may invest some assets in inverse floaters and interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

Typically, the Fund sells an individual security when the Advisor determines to take advantage of a better investment opportunity.

Philip A. Barach and Jeffrey E. Gundlach are the Fund’s portfolio managers.

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), and “liquidity risk.” The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. The Fund may invest a portion of its assets in mortgage-backed securities which are not guaranteed by the U.S. Government, such as those issued by Fannie Mae and Freddie Mac, which may make the Fund subject to substantial credit risk. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations, and stripped mortgage securities. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk is the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because mortgage-backed securities may be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities.

International

TCW Emerging Markets Income Fund (This Fund is not publicly available)

Investment Objectives/Approach

The Fund seeks high total return from current income and capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The debt securities in which the Fund may invest may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” The Fund will generally invest in at least four Emerging Market Countries.

Concepts to understand

Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as Bahrain, Brunei, Cyprus, Greece, Hong Kong, Israel, Kuwait, Macau, Qatar, Saudi Arabia, Singapore, Slovenia, South Korea, Taiwan and the United Arab Emirates.

Emerging Market Company is a company that is: (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Emerging Market Countries or has at least 50% of its assets situated in Emerging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

In allocating investments among the various Emerging Market Countries, the Advisor attempts to analyze internal political, market and economic factors. The factors include:

•	public finances

•	monetary policy

•	external accounts

•	financial markets

•	foreign investment regulations

•	stability of exchange rate policy and labor conditions

The Fund may invest up to 40% of its total assets in structured investments that may be either subordinated or unsubordinated, and in indexed debt securities. The Fund may invest up to 20% of its total assets in defaulted securities. The Fund will invest in defaulted corporate securities where the Advisor believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the

Fund may invest in defaulted sovereign investments where the Advisor believes the expected debt sustainability of the country exceeds current market valuations.

The Fund may invest assets in options, swaps (including credit default swaps), futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer, there are negative macro geo-political considerations that may affect the issuer or the Advisor determines to take advantage of a better investment opportunity.

Luz M. Padilla is the Fund’s portfolio manager.

Main Risks

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk,” “credit risk,” “interest rate risk,” “price volatility” and “defaulted securities risk.” The Fund’s returns may vary, and you could lose money. Because the Fund invests in securities issued by foreign governments or companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risk factors are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because lower quality securities and foreign securities may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality or U.S. securities. Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund may be subject to greater credit risk, because it invests in securities that are below investment grade and have no minimum credit rating. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall when interest rates rise. Changes in interest rates may have a significant effect on the Fund, because it may hold securities with long terms to maturity and may use hedging techniques. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the value of its investments go up or down. The Fund may be subject to greater price volatility than funds that invest in the securities of U.S. issuers. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceeding) is subject to significant uncertainties. Insolvency laws and practices in the projected issuers’ jurisdictions are different than these in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers is considered speculative.

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Restrictions on trading volume in foreign markets can also affect price and liquidity.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of a Fund’s shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for funds that invest primarily in debt securities. High credit quality investments also react in value to interest rate changes.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters and interest-only securities) behave similarly to leveraged instruments.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Small and Medium Capitalization Company Risk

Funds such as the Growth Equities, Opportunity, Small Cap Growth, Value Added and Value Opportunities Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization oftern have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a fund’s assets.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these techniques, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. In addition, there is no assurance that such techniques will be used successfuly, and the Funds could lose money through the use of such techniques. Please see the Statement of Additional Information for further information.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event a Fund holds securities denominated in a currency that suffers a devaluation, the Fund’s net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Risks Associated With Emerging Market Countries

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other Funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Emerging Markets Income Fund invests and adversely affect the value of its assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recession and government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Debt Securities

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting Debt instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Debt securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

The Diversified Value, Dividend Focused, Equities, Growth Equities, Large Cap Growth, Opportunity, Select Equities, Small Cap Growth, Value Added and Value Opportunities Funds may invest in convertible securities rated below investment grade. The High Yield Bond Fund portfolio consists of below investment grade corporate securities while the Core Fixed Income and Emerging Markets Income Funds may invest in debt instruments rated below investment grade or, with respect to the Emerging Markets Income Fund, in default. Debt instruments that are rated below investment grade or in default are considered to be speculative; they are also commonly known as “junk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for a Fund to value accurately certain portfolio securities.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Mortgage-Backed Securities

Mortgage-Backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

Credit and Market Risks of Mortgage-Backed Securities.  The investments by the Balanced, Core Fixed Income, Total Return Bond Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Liquidity Risk of Mortgage-Backed Securities.  The liquidity of mortgage-backed securities varies by type of security; at certain times the Balanced, Core Fixed Income and Total Return Bond Funds may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities, such as inverse floaters, and interest-only securities, suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities.   Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Balanced, Core Fixed Income and Total Return Bond Funds’ higher yielding securities are likely to be redeemed and a Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations.  There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities.  Part of the investment strategy of the Balanced, Core Fixed Income, Total Return Bond Funds involves interest-only Stripped Mortgage Securities. These investments may be highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgages likely would lower a Fund’s returns from stripped securities it holds.

Inverse Floaters.  The Balanced, Core Fixed Income and Total Return Bond Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds index (COFI). Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. An inverse floater may behave like a security that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of the change in the index rate of interest. The “leverage-like” characteristics inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages.  ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset Backed Securities

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

The Balanced, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Growth, Select Equities, Small Cap Growth, Value Added, Value Opportunities and Emerging Markets Income Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

Non-Diversified Status

Because a relatively higher percentage of the non-diversified Funds’ assets may be invested in the securities of a limited number of issuers, these Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

To the extent each Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of a Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is the risk of possible delay in receiving additional colateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $145 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Balanced Fund
Jeffrey E. Gundlach	Chief Investment Officer and Group Managing Director, the Advisor and Trust Company of the West. President and Chief Investment Officer, TCW Asset Management Company
Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Diversified Value Fund
Diane E. Jaffee	See above
Matthew J. Spahn	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West
Dividend Focused Fund
Diane E. Jaffee	See above
Equities Fund
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Focused Equities Fund
Thomas K. McKissick	See above
N. John Snider	See above
Growth Equities Fund
R. Brendt Stallings	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Large Cap Core Fund
Jason S. Maxwell	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Large Cap Growth Fund
Donald E. Evenson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since June 2005. Previously, Mr. Evenson was a Managing Director and Lead Portfolio Manager at Provident Investment Counsel (Pasadena, CA)

Derek S. Derman	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West since September 2005. Previously, Mr. Derman was a Co-Portfolio Manager at Provident Investment Counsel (Pasadena, CA)
Opportunity Fund
Diane E. Jaffee	See above
Select Equities Fund
Craig C. Blum	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Stephen A. Burlingame	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Small Cap Growth Fund
Husam H. Nazer	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Value Added Fund
Nicholas G. Galluccio	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Susan I. Suvall	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Value Opportunities Fund
Nicholas F. Galluccio	See above
Susan I. Suvall	See above
Core Fixed Income Fund
Philip A. Barach	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Jeffrey E. Gundlach	Group Managing Director and Chief Investment Officer, the Advisor and Trust Company of the West; President and Chief Investment Officer, TCW Asset Management Company.
James M. Hassett	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
High Yield Bond Fund
John A. Fekete	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West
James M. Hassett	See above
Total Return Bond Fund
Philip A. Barach	See above
Jeffrey E. Gundlach	See above
Emerging Markets Income Fund
Luz M. Padilla	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

*	Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in each Fund they manage, a description of their compensation structure and information regarding the accounts they manage.

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
Balanced	0.60%
Diversified Value	0.75%
Dividend Focused	0.75%
Equities	0.55%
Focused Equities	0.65%
Growth Equities	1.00%
Large Cap Core	0.55%
Large Cap Growth	0.65%
Opportunity	0.90%
Select Equities	0.75%
Small Cap Growth	1.00%
Value Added	1.00%
Value Opportunities	0.80%
Core Fixed Income	0.40%
High Yield Bond	0.75%
Total Return Bond	0.50%
Emerging Markets Income	0.75%

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement of the Funds is contained in the Funds’ annual report to shareholders for the twelve months ended October 31, 2006.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

The Advisor also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Funds and their shareholders. The amount of these payments is determined from time to time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the Funds for these types of or other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

Multiple Class Structure

Certain of the TCW Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus offer Class I shares. The Dividend Focused, Equities, Opportunity, Select Equities, Value Added and Value Opportunities Funds also offer Class K shares by a separate prospectus. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered by a separate prospectus at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial Intermediaries”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m.(or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 P.M. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. A Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particularly relevant for Funds that hold securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. However, the Emerging Markets Income Fund is not intended to serve as a vehicle for frequent trading activity because such trading may disrupt management of the Fund, generate expenses and adversely affect performance. Accordingly, the Emerging Markets Income Fund imposes a short-term redemption fee on shares owned less than 90 days equal to 2.00% of the value of the shares redeemed. This amount will be paid to the Emerging Markets Income Fund, not to the Adviser. The redemption fee is designed to offset the costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. This redemption fee may not apply to 401(k) or other group retirement accounts (although the redemption fee is applied to the Advisor’s retirement savings program), to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short term trading), to automatic investment programs such as dividend reinvestment, or to transactions pursuant to the Fund’s systematic investment or withdrawal program. The redemption fee will be waived in the event of death of a shareholder. Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may not be subject to the TCW International Funds’ redemption fee policy, shareholders trading through such accounts may redeem their shares more frequently than other shareholders, which could have an adverse impact on Fund performance.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class N Fund into another. The Emerging Markets Income Fund is not intended to serve as a vehicle for frequent trading because such trading may disrupt management of the Fund, generate expenses and adversely affect performance. Accordingly, the Emerging Markets Income Fund has a short-term exchange fee on shares owned less than 90 days equal to 2.00% of the value of the shares exchanged. You must meet the investment minimum of the Fund you are exchanging into. The exchange fee may not apply to 401(k) or other group retirement accounts (although the exchange fee is applied to the Advisor’s retirement savings program) and to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may not be subject to the TCW International Funds’ exchange fee policy, shareholders trading through such accounts may exchange their shares more frequently than other shareholders, which could have an adverse impact on Fund performance.

Third party transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information.

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

Large Redemption Amounts

The Funds also reserve the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these trading limits are still permitted to redeem their shares subject to any applicable redemption fee. In addition, exchanges and redemptions out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New Account Form and a check made payable to

TCW                  Fund to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street,

3rd Floor Milwaukee, WI 53202

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone

Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form.
The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

U.S. Bank, N.A.

777 E. Wisconsin Avenue Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW                  Fund

(Name on the Fund Account)

(Fund Account Number)

Via Exchange Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

•your name(s) and signature(s) as they appear on the account form

•your account number

•the Fund name

•the dollar amount you want to sell or exchange

•how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486 Outside the U.S. (414) 765-4124 (collect)

Systematic Withdrawal Plan:    As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of a Fund will be declared and paid annually except for the Balanced and Dividend Focused Funds, which will declare and pay dividends quarterly and the Core Fixed Income, High Yield Bond, Total Return Bond and Emerging Markets Income Funds which will declare and pay dividends monthly. Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax advisor for further information.

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Funds to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Funds, including the Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Funds. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Balanced Fund

Class N

	September 1, 2006 (Commencement of Offering of N Class Shares) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.03
Net Realized and Unrealized Gain on Investments	0.42

Total from Investment Operations	0.45

Less Distributions:
Distributions from Net Investment Income	(0.01)

Net Asset Value per Share, End of Period	$10.44

Total Return	4.53%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,410
Ratio of Expenses to Average Net Assets(3)	1.22%	(4)
Ratio of Net Investment to Average Net Assets	1.59%	(4)
Portfolio Turnover Rate	4.70%	(2)

(1) Computed using average shares outstanding throughout the period.

(2) For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(3) The Advisor paid the operating expenses of the Fund to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses as a percentage of the average net assets would have been 2.87% for the period September 1, 2006 (Commencement of Operations) through October 31, 2006.

(4) Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the years ended October 31, 2006, 2005, 2004 and 2003 and the period ended October 31, 2002 has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request. The information for the prior fiscal year has been audited by another independent registered public accounting firm.

TCW Diversified Value Fund

Class N

	Year Ended October 31							December 1, 2001 through October 31, 2002		Year Ended November 30, 2001(1)
	2006		2005	2004		2003
Net Asset Value per Share, Beginning of Period	$13.78		$12.32	$10.61		$8.23		$10.16		$10.21

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.08	(2)	0.04 (2)	(0.01	)(2)	0.01	(2)	0.07	(2)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.57		1.65	1.73		2.44		(1.99)		(0.04)

Total from Investment Operations	2.65		1.69	1.72		2.45		(1.92)		(0.02)

Less Distributions
Distributions From Net Investment Income	—	(3)	(0.02)	(0.01)		(0.07)		(0.01)		(0.03)
Distributions from Net Realized Gain	(0.25)		(0.21)	—		—		—		—

Total Distributions	(0.25)		(0.23)	(0.01)		(0.07)		(0.01)		(0.03)

Net Asset Value per Share, End of Period	$16.18		$13.78	$12.32		$10.61		$8.23		$10.16

Total Return	19.56%		13.81%	16.25%		29.99%		(18.87)%	(4)	(0.29)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$85,125		$35,248	$13,396		$7,729		$3,888		$5,098
Ratio of Net Expenses to Average Net Assets	1.20%		1.40% (5)	1.45%	(5)	1.34%	(5)	0.67%	(5)(6)	1.22% (5)
Ratio of Net Investment Income to Average Net Assets	0.52%		0.27%	(0.06)%		0.14%		0.76%	(5)(6)	0.20%
Portfolio Turnover Rate	27.44%		34.74%	59.75%		38.33%		32.26%	(4)	34%

(1) Reflects the A Class of the former SG Cowen Large Cap Value Fund adjusted for the exchange.

(2) Computed using the average shares outstanding throughout the period.

(3) Amount rounds to less than $0.01 per share.

(4) For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(5) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. for the period beginning after January 1, 2003. For the period from December 17, 2001 (the merger date) through December 31, 2002, the operating expenses were limited to 0.67% of the Fund’s average daily net assets as stipulated under the Merger Proxy statement. For periods prior to December 17, 2001, the operating expenses were limited to 1.22% of the Fund’s average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.41%, 1.80% and 2.43% for the years ended October 31, 2005, 2004 and 2003, respectively 3.21% for the period December 1, 2001 through October 31, 2002, and 3.04% for the year ended November 30, 2001.

(6) Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the years ended October 31, 2006, 2005, 2004 and 2003 and the period ended October 31, 2002 has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request. The information for the prior fiscal years has been audited by another independent registered public accounting firm.

TCW Dividend Focused Fund

Class N

	Year Ended October 31,				December 1, 2001 through October 31, 2002		Year Ended November 30, 2001(1)
	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$11.30	$10.56	$10.12	$8.92	$10.63		$10.40

Income (Loss) from Investment Operations:
Net Investment Income	0.18 (2)	0.14 (2)	0.09 (2)	0.10 (2)	0.11	(2)	0.10
Net Realized and Unrealized Gain (Loss) Investments	1.91	0.86	1.27	2.13	(1.27)		0.58

Total from Investment Operations	2.09	1.00	1.36	2.23	(1.16)		0.68

Less Distributions
Dividends from Net Investment Income	(0.15)	(0.18)	(0.10)	(0.12)	(0.11)		(0.12)
Distributions from Net Realized Gain	(0.04)	(0.08)	(0.82)	(0.91)	(0.44)		(0.33)

Total Distributions	(0.19)	(0.26)	(0.92)	(1.03)	(0.55)		(0.45)

Net Asset Value per Share, End of Period	$13.20	$11.30	$10.56	$10.12	$8.92		$10.63

Total Return	18.72%	9.48%	14.36%	27.59%	(11.48)%	(1)	6.72%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,256,657	$827,175	$214,493	$31,949	$26,718		$34,578
Ratio of Expenses to Average Net Assets	1.16%	1.25%	1.33%	1.39% (4)	1.15%	(4)(5)	1.43%
Ratio of Net Investment to Average Net Assets	1.51%	1.27%	0.91%	1.13%	1.18%	(5)	0.98%
Portfolio Turnover Rate	25.14%	31.50%	44.05%	33.22%	60.23%	(3)	1%

(1) Reflects the A Class of the former SG Cowen Income + Growth Fund adjusted for the exchange.

(2) Computed using average shares outstanding throughout the period.

(3) For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(4) For the period from December 17, 2001 (the merger date) through December 31, 2002, the Advisor the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 1.15% of the Fund’s average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.52% for the year ended October 31, 2003 and 1.53% for the period December 1, 2001 through October 31, 2002.

(5) Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Equities Fund

Class N

	Year Ended October 31
	2006	2005		2004		2003		2002
Net Asset Value per Share, Beginning of Period	$14.91	$13.57		$12.05		$9.72		$10.95

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.02		0.01		0.01		0.01
Net Realized and Unrealized Gain (Loss) on Investments	2.24	1.38		1.51		2.36		(1.24)

Total from Investment Operations	2.34	1.40		1.52		2.37		(1.23)

Less Distributions
Distributions from Net Investment Income	—	(0.06)		—		(0.04)		—

Net Asset Value per Share, End of Period	$17.25	$14.91		$13.57		$12.05		$9.72

Total Return	15.69%	10.32%		12.62%		24.48%		(11.23)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,039	$10,931		$6,800		$3,916		$2,885
Ratio of Net Expenses to Average Net Assets	1.30%	1.42%	(2)	1.42%	(2)	1.40%	(2)	1.38% (2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61%	0.12%		0.10%		0.07%		0.13%
Portfolio Turnover Rate	30.87%	32.31%		49.31%		60.52%		57.35%

(1) Computed using average shares outstanding throughout the period.

(2) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.60%, 1.84%, 2.42% and 2.32% for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 2001). These figures have been audited by Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Focused Equities Fund

Class N

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$12.28	$10.97	$9.51	$7.50	$8.80

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.04	0.01	(0.01)	— (2)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	2.01	1.30	1.47	2.03	(1.31)

Total from Investment Operations	2.05	1.31	1.46	2.03	(1.30)

Less Distributions:
Distributions from Net Investment Income	(0.01)	—	—	(0.02)	—
Distributions from Net Realized Gain	(0.01)	—	—	—	—

Total Distributions	(0.02)	—	—	(0.02)	—

Net Asset Value per Share, End of Period	$14.31	$12.28	$10.97	$9.51	$7.50

Total Return	16.75%	11.94%	15.35%	27.13%	(14.77)%

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,604	$2,251	$1,952	$996	$784
Ratio of Expenses to Average Net Assets(3)	1.38%	1.38%	1.41%	1.40%	1.38%
Ratio of Net Investment (Loss) to Average Net Assets	0.33%	0.05%	(0.06)%	0.04%	0.06%
Portfolio Turnover Rate	37.47%	42.82%	67.96%	68.28%	71.03%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $0.01.

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 1.42%, 3.43%, 3.56%, 7.37% and 6.93% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 2004). These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Growth Equities Fund

Class N

	Year Ended October 31,			March 1, 2004 (Commencement of Operations) through October 31, 2004
	2006	2005
Net Asset Value per Share, Beginning of Period	$11.46	$9.98		$10.00

(Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.16)	(0.10)		(0.02)
Net Realized and Unrealized Gain on Investments	0.87	1.58		—

Total from Investment Operations	0.71	1.48		(0.02)

Net Asset Value per Share, End of Period	$12.17	$11.46		$9.98

Total Return	6.20%	14.83%		(0.20)%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,172	$—	(3)	$—	(3)
Ratio of Expenses to Average Net Assets(4)	1.56%	1.67%		1.71%	(5)
Ratio of Net Investment (Loss) to Average Net Assets	(1.35)%	(0.95)%		(0.36)%	(5)
Portfolio Turnover Rate	123.31%	57.18%		19.21%	(2)

(1) Computed using average shares outstanding for the period.

(2) For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and not indicative of a full year’s operating results.

(3) Amount rounds to less than $1 (in thousands).

(4) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 4.17% and 5,104.46% for the years ended October 31, 2006 and 2005, respectively, and 76.18% for the period March 1, 2004 (Commencement of Operations) through October 31, 2004

(5) Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Large Cap Core Fund

Class N

	Year Ended October 31, 2006	November 1, 2004 (Commencement of Operations) through October 31, 2005
Net Asset Value, Beginning of Period	$11.12	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02	0.01
Net Realized and Unrealized Gain on Investments	1.52	1.14

Total from Investment Operations	1.54	1.15

Less Distributions:
Distributions from Net Investment Income	(0.01)	(0.03)
Distributions from Net Realized Gain	(0.04)	—

Total Distributions	(0.05)	(0.03)

Net Asset Value per Share End of Period	$12.61	$11.12

Total Return	13.93%	11.47%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,131	$5,444
Ratio of Expenses to Average Net Assets(2)	1.43%	1.45%
Ratio of Net Investment Income to Average Net Assets	0.21%	0.05%
Portfolio Turnover Rate	41.96%	29.68%

(1) Computed using average shares outstanding throughout the period.

(2) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.46% for the year ended October 31, 2006 and 2.19% for the period from November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Large Cap Growth Fund (Previously named TCW Large Cap Flexible Growth Fund)

Class N

	February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)
Net Realized and Unrealized Gain on Investments	0.38

Total from Investment Operations	0.28

Net Asset Value per Share, End of Period	$20.28

Total Return	1.40%	(3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,531
Ratio of Expenses to Average Net Assets	1.45%	(1)(4)
Ratio of Net Investment to Average Net Assets	(0.71)%	(4)
Portfolio Turnover Rate	20.40%	(3)

(1) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets would have been 3.71% for the period February 6, 2006 (Commencement of Operations) through October 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(4) Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the years ended October 31, 2006, 2005, 2004 and 2003 and the period ended October 31, 2002 has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements are included in the annual report which is available upon request. The information for the prior fiscal year has been audited by another independent registered public accounting firm.

TCW Opportunity Fund

Class N

	Year Ended October 31,								December 1, 2001 through October 31, 2002		Year Ended November 30, 2001(1)
	2006		2005		2004		2003
Net Asset Value per Share, Beginning of Period	$13.49		$13.20		$11.96		$8.69		$10.43		$9.38

Income (Loss) from Investment Operations
Net Investment (Loss)	(0.05	)(2)	(0.07	)(2)	(0.11	)(2)	(0.05	)(2)	(0.04	)(2)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	2.27		1.28		1.43		3.32		(1.09)		1.43

Total from Investment Operations	2.22		1.21		1.32		3.27		(1.13)		1.35

Less Distributions
Distributions from Net Realized Gain	(0.63)		(0.92)		(0.08)		—		(0.61)		(0.30)

Net Asset Value per Share, End of Period	$15.08		$13.49		$13.20		$11.96		$8.69		$10.43

Total Return	16.92%		9.21%		11.09%		37.63%		(11.46)%	(3)	14.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$91,085		$53,083		$36,392		$24,042		$19,551	(4)	$20,428
Ratio of Expenses to Average Net Assets	1.43%		1.57%		1.65%	(5)	1.50%	(5)	1.31%	(4)(5)	1.59%
Ratio of Net Investment (Loss) to Average Net Assets	(0.37)%		(0.54)%		(0.82)%		(0.51)%		(0.43)%	(4)	(0.68)%
Portfolio Turnover Rate	48.81%		44.61%		51.62%		55.68%		41.83%	(3)	111%

(1) Reflects the A Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

(2) Computed using average shares outstanding throughout the period.

(3) For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(4) Annualized.

(5) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. for the period beginning after January 1, 2003. The expense limitation is voluntary and is terminable on six months notice. For the period from December 17, 2001 (the merger date) through December 31, 2002, the operating expenses were limited to 1.32% of the Fund’s average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.69% and 1.79% for the years ended October 31, 2004 and 2003, respectively, and 1.78% for the period December 1, 2001 through October 31, 2002.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Select Equities Fund

Class N

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$19.00	$17.46	$16.75	$11.59	$14.32

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.14)	(0.16)	(0.15)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)	1.70	0.86	5.29	(2.61)

Total from Investment Operations	(0.29)	1.54	0.71	5.16	(2.73)

Net Asset Value per Share, End of Period	$18.71	$19.00	$17.46	$16.75	$11.59

Total Return	(1.53)%	8.82%	4.24%	44.52%	(19.06)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$975,971	$1,168,507	$1,215,148	$754,060	$281,539
Ratio of Expenses to Average Net Assets	1.17%	1.21%	1.20%	1.25%	1.18%
Ratio of Net Investment (Loss) to Average Net Assets	(0.71)%	(0.90)%	(0.89)%	(0.93)%	(0.88)%
Portfolio Turnover Rate	38.65%	16.32%	14.41%	22.16%	3.31%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Small Cap Growth Fund

Class N

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$16.22	$14.44	$14.53	$10.13	$15.16

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.17)	(0.22)	(0.15)	(0.18)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	3.35	2.00	0.06	4.58	(4.84)

Total from Investment Operations	3.18	1.78	(0.09)	4.40	(5.03)

Net Asset Value per Share, End of Period	$19.40	$16.22	$14.44	$14.53	$10.13

Total Return	19.61%	12.33%	(0.62)%	43.43%	(33.22%)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,310	$31,617	$79,219	$81,834	$52,656
Ratio of Expenses to Average Net Assets	1.66%	1.75%	1.60%	1.68%	1.47%
Ratios of Net Investment (Loss) to Average Net Assets	(0.92)%	(1.44)%	(1.00)%	(1.55)%	(1.37)%
Portfolio Turnover Rate	96.93%	76.33%	42.56%	84.70%	29.01%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced its offering on May 1, 2002). These figures have been audited by Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Added Fund

Class N

	Year Ended October 31,						May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002
	2006	2005		2004	2003
Net Asset Value per Share, Beginning of Period	$14.33	$13.71		$13.80	$8.43		$14.11

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.12)	—		(0.11)	(0.14)		(0.05)
Net Realized and Unrealized (Loss) on Investments	2.96	0.62		0.02	5.51		(5.63)

Total from Investment Operations	2.84	0.62		(0.09)	5.37		(5.68)

Net Asset Value per Share, End of Period	$17.17	$14.33		$13.71	$13.80		$8.43

Total Return	19.82%	4.45%		(0.65)%	63.70%		(40.26)%	(2)

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1	$—	(3)	$ — (3)	$ —	(3)	$—	(3)
Ratio of Expenses to Average Net Assets(4)	1.56%	1.62%		1.67%	1.64%		1.48%	(5)
Ratio of Net Investment (Loss) to Average Net Assets	(0.73)%	—		(0.76)%	(1.34)%		(0.89)%	(5)
Portfolio Turnover Rate	74.91%	62.76%		71.97%	67.67%		72.35%	(6)

(1) Computed using average shares outstanding throughout the period.

(2) For the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002 and not indicative of a full year’s operating results.

(3) Amount rounds to less than $1 (in thousands).

(4) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 4,180.98%, 7,697.12%, 6,789.72% and 11,978.69% for the years ended October 31, 2006, 2005, 2004 and 2003, respectively, and 10,222.16% for the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002.

(5) Annualized.

(6) Represents the Fund’s turnover for the year ended October 31, 2002.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on November 1, 2000). These figures have been audited by Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Opportunities Fund

Class N

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$21.81	$20.56	$19.11	$12.99	$15.91

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	0.02	(0.07)	(0.10)	(0.09)	(0.10)
Net Realized and Unrealized Gain on Investments	3.71	1.62	1.55	6.21	(2.66)

Total from Investment Operations	3.73	1.55	1.45	6.12	(2.76)

Less Distributions:
Distributions from Net Investment Income	—	—	—	—	—
Distributions from Net Realized Gain	(1.69)	(0.30)	—	—	(0.16)

Total Distributions	(1.69)	(0.30)	—	—	(0.16)

Net Asset Value per Share, End of Period	$23.85	$21.81	$20.56	$19.11	$12.99

Total Return	17.85%	7.53%	7.59%	47.11%	(17.61)%

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$191,179	$222,342	$313,913	$137,795	$82,884
Ratio of Expenses to Average Net Assets	1.22%	1.27%	1.25%	1.33%	1.23%
Ratio of Net Investment (Loss) to Average Net Assets	0.08%	(0.32)%	(0.47)%	(0.58)%	(0.62)%
Portfolio Turnover Rate	73.48%	59.48%	46.33%	53.78%	84.85%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Core Fixed Income Fund

Class N

	Year Ended October 31,
	2006	2005	2004		2003		2002
Net Asset Value per Share, Beginning of Period	$9.78	$10.25	$10.08		$9.73		$9.69

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.36	0.37	0.43		0.43		0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(0.36)	0.18		0.40		0.05

Total from Investment Operations	0.42	0.01	0.61		0.83		0.53

Less Distributions:
Distributions from Net Investment Income	(0.41)	(0.48)	(0.44)		(0.48)		(0.49)

Net Asset Value per Share, End of Period	$9.79	$9.78	$10.25		$10.08		$9.73

Total Return	4.44%	0.01%	6.19%		8.69%		5.78%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,821	$17,432	$16,633		$15,356		$4,756
Ratio of Expenses to Average Net Assets	1.08%	1.10% (2)	1.10%	(2)	1.06%	(2)	1.00%	(2)
Ratio of Net Investment Income to Average Net Assets	3.67%	3.61%	4.23%		4.29%		4.98%
Portfolio Turnover Rate	90.58%	97.60%	73.55%		127.30%		119.71%

(1) Computed using average shares outstanding throughout the period.

(2) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.20%, 1.25%, 1.65% and 1.75% for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW High Yield Bond Fund

Class N

	Year Ended October 31,
	2006	2005	2004		2003		2002
Net Asset Value per Share, Beginning of Period	$6.87	$7.30	$7.09		$6.21		$7.01

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.49	0.52	0.55		0.56		0.57
Net Realized and Unrealized Loss on Investments	0.05	(0.43)	0.23		0.89		(0.72)

Total from Investment Operations	0.54	0.09	0.78		1.45		(0.15)

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.52)	(0.57)		(0.57)		(0.65)

Net Asset Value per Share, End of Period	$6.90	$6.87	$7.30		$7.09		$6.21

Total Return	8.15%	1.21%	11.42%		24.08%		(2.66)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,318	$40,862	$53,551		$70,305		$27,502
Ratio of Expenses to Average Net Assets	1.20%	1.24% (1)	1.30%	(1)	1.30%	(1)	1.30% (1)
Ratio of Net Investment Income to Average Net Assets	7.18%	7.25%	7.56%		8.15%		8.32%
Portfolio Turnover Rate	87.48%	97.52%	99.77%		146.65%		58.18%

(1) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.25%, 1.32%, 1.33% and 1.57% for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

(2) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Total Return Bond Fund

Class N

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$9.73	$9.95	$9.85	$10.22	$10.06

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.44	0.47	0.47	0.55	0.79
Net Realized and Unrealized Gain (Loss) on Investments	0.07	(0.26)	0.07	(0.27)	0.12

Total from Investment Operations	0.51	0.21	0.54	0.28	0.91

Less Distributions:
Distributions from Net Investment Income	(0.43)	(0.43)	(0.44)	(0.65)	(0.75)

Net Asset Value per Share, End of Period	$9.81	$9.73	$9.95	$9.85	$10.22

Total Return	5.42%	2.14%	5.62%	2.76%	9.40%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$203,481	$153,552	$72,458	$45,644	$34,589
Ratio of Expenses to Average Net Assets(1)	0.74%	0.74%	0.74%	0.82%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.56%	4.75%	4.75%	5.43%	7.76%
Portfolio Turnover Rate	21.84%	24.39%	32.82%	59.84%	25.89%

(1) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. The expense limitation for the N class is 0.74% of the class’ daily net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. the expense limitation is voluntary and terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.88%, 0.94%, 1.04%, 1.04%, and 1.44% for the years ended October 31, 2006, 2005, 2004, 2003, and 2002, respectively.

(2) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 2004). These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Emerging Markets Income Fund

Class N

	Year Ended October 31,			March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004
	2006	2005
Net Asset Value per Share, Beginning of Period	$9.08	$8.30		$ 7.72

Income from Investment Operations:
Net Investment Income(5)	0.48	6.40		0.27
Net Realized and Unrealized Gain on Investments	0.21	(5.62)		0.31

Total from Investment Operations	0.69	0.78		0.58

Net Asset Value per Share, End of Period	$9.77	$9.08		$8.30

Total Return	7.60%	9.40%		7.51%	(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31	$—	(4)	$—	(4)
Ratio of Expenses to Average Net Assets(3)	1.36%	1.47%		1.50%	(2)
Ratio of Net Investment Income to Average Net Assets	4.97%	6.83%		5.24%	(2)
Portfolio Turnover Rate	149.79%	92.86%		79.63%	(6)

(1) For the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004 and not indicative of a full year’s operating results.

(2) Annualized.

(3) The Advisor paid the operating expense of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total operating expenses, as a percentage of average net assets, would have been 353.50% and 899.58% for the years ended October 31, 2006 and 2005, respectively, and 22.68% for the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004.

(4) Amount rounds to less than $1 (in thousands).

(5) Computed using average shares outstanding for the period.

(6) Represents the Fund’s turnover for the year ended October 31, 2004.

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or by electronic request at the following e-mail address: wwwpublicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829), or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s public Reference Room in Washington, D.C.

SEC file number: 811-7170

TCW Funds, Inc.

This prospectus tells you about the Class N shares of two of the separate investment funds offered by TCW Funds, Inc., (collectively the “Funds”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Growth Insights Fund

TCW Global Equities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

General Fund Information

Investment Objectives and Principal Strategies

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies
TCW Growth Insights Fund	Long-term capital appreciation	Invests in equity securities issued by companies that are believed to have superior growth prospects.

TCW Global Equities Fund	Long-term capital appreciation	Invests in equity securities of companies located in countries in the MSCI World Index.

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

Each Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PORTFOLIO MANAGEMENT RISK

There is the possibility that the strategies used by the Advisor and its securities selections will fail to produce the intended results.

•	NON - DIVERSIFICATION RISK

Because a relatively high percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund may be susceptible to any single economic, political or regulatory occurrence than a diversified fund.

The Funds may also be subject (in varying degrees) to the following risks:

3

•	PRICE VOLATILITY

There is the possibility that the value of a Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. A Fund that invests primarily in the assets of foreign companies or a portion of its assets in foreign company securities may be subject to foreign investing risk. The Global Equities Fund is subject to foreign investing risk because it invests principally in equity markets outside the U.S. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it invests primarily in securities of medium and small sized companies; or foreign securities, which have all experienced periods of illiquidity.

•	CREDIT RISK

There is a possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as payment of principal and/or interest on an instrument or goes bankrupt.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 14. Each of the Funds is non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, each Fund’s exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

4

Performance Summary

The tables below show each Fund’s annual and after-tax returns and its performance with respect to its Class N shares. The barchart shows you how the Fund’s performance has varied from year to year. The second table compares the before and after-tax returns over time to that of a broad-based securities market index. Both tables assume reinvestment of dividends and distributions.

The performance information for the Growth Insights Fund includes the performance of the predecessor entity of the Fund which was managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Fund. The predecessor entity was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore, were not subject to certain investment restrictions imposed by the 1940 Act and Subchapter restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the predecessor entity had been registered under the 1940 Act, its performance could have been adversely affected.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

5

Year by year total return (%)

As of December 31 each year

TCW Growth Insights Fund

47.41%	-15.59%	-27.33%	-37.74	40.26%	4.26%	0.93%	-3.19%

1999	2000	2001	2002	2003	2004	2005	2006

Best and worst quarterly performance during the period

Fund	Performance
Growth Insights Fund
Quarter ended December 31, 1999	32.36% (Best)
Quarter ended September 30, 2001	-29.56% (Worst)

Average Annual Total Return as of December 31

	1 Year	5 Years	Since Inception
Growth Insights Fund
Return Before Taxes from Registration date (12/1/2000)	-3.19%	-0.81%	-5.76%
Return After Taxes on Distribution	-3.19%	-0.81%	-5.76%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	-2.08%	-0.69%	-4.78%

Russell 3000 Growth Index	9.46%	3.02%	-1.56%

Return Before Taxes Including Predecessor Entity Performance	-3.19%	-0.81%	2.76%

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

6

Year by year total return (%)

As of December 31 each year

TCW Global Equities Fund

6.29%	13.77%	20.97%
2004	2005	2006

Best and worst quarterly performance during the period

Fund	Performance
Global Equities Fund
Quarter ended December 31, 2003	19.61% (Best)
Quarter ended September 30, 2004	-5.75% (Worst)

Average Annual Total Return as of December 31

	1 Year	5 Years	From Inception/Registration or 10 years
Global Equities Fund
Return Before Taxes	20.97%	N/A	21.78%
Return After Taxes on Distributions	20.97%	N/A	21.78%
Return After Taxes on Distributions and Sale of Fund Shares	13.63%	N/A	19.20%

MSCI World Index	20.65%	N/A	21.00%

The MSCI World Index is an unmanaged market capitalization weighted index that is designed to represent the performance of developed stock markets of 23 countries throughout the world, including the United States, Europe, Canada, Australia, New Zealand and the Far East - Comprising approximately 1,921 securities, with values expressed in U.S. dollars.

7

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees.

FEE TABLE

	Growth Insights Fund		Global Equities Fund
Shareholder Transaction Fees
Redemption Fees	None		2.00%
Exchange Fees	None		2.00%
Contingent Deferred Sales Load	None		None
Maximum Sales Charge (Load) on Reinvested Dividends	None		None
Maximum Sales Charge (Load) on Purchases	None		None
Annual Fund Operating Expenses
Management Fees	0.90%		0.75%
Distribution (12b-1) Fees	0.25%		0.25%
Other Expenses	4.03%		2,362.67%
Total Annual Fund Operating Expenses	5.18	%(1)	2,363.67	%(2)

(1)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.63% of Net Assets as a result of the expense limitation.

(2)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.51% as a result of the expense limitation.

8

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Growth Insights	$518	$1,550	$2,578	$5,134
Global Equities*	$10,000	N/A	N/A	N/A

*	Based on the Fund’s net expenses after reimbursement, the Expense Example would be:

Global Equities	1 Year	3 Years	5 Years	10 Years
	$154	$477	$824	$1,802

9

TCW Growth Insights Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of the value of its net assets in the equity securities of companies which are believed to have superior growth prospects.

Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depositary receipts such as ADRs.

Concepts to understand

Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

The Fund generally invests in a portfolio with at least 30 issuers selected by the TCW Equity Research Group. The TCW Equity Research Group provides comprehensive and in-depth knowledge about general markets and specific companies. The Fund will invest in the best ideas of each analyst in the TCW Equity Research Group. The Fund seeks to minimize sector and capitalization risk by diversifying across market sectors and market capitalization ranges.

A company will be a sell candidate when fundamentals of the company deteriorate or if the company becomes overvalued.

Robert J. Park, Michael P. Reilly and Anthony S. Valencia are the Fund’s portfolio managers.

10

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest. The primary risks affecting this Fund are “price volatility,” “liquidity risk,” “foreign investing risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time that is most beneficial to the Fund. Equity risk is the risk that stocks and equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment

•	withholding taxes

•	a lack of adequate company information

•	currency exchange rate fluctuations

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles-in this case “growth” styles - to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

11

TCW Global Equities Fund

Investment Objectives/Approach

The Fund seeks long-term appreciation. To pursue this goal, it invests principally in the equity securities of companies in countries in the MSCI World Index. Countries in the MSCI World Index include Australia, Canada, Hong Kong, Japan, New Zealand, Singapore the United States and those located in Western Europe. At least 80% of the value of the Fund’s net assets (plus amounts borrowed for investment purposes) will be invested except when maintaining a temporary defensive position in the equity securities of companies in countries in the MSCI World Index, including common stocks; preferred stocks; rights or warrants to purchase common or preferred stock; American Depository Receipts (“ADRs”); Global Depository Receipts (“GDRs”); and securities convertible into common or preferred stocks. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign security. GDRs are receipts typically issued by a foreign bank or trust company which evidence ownership of the underlying foreign securities.

Concepts to understand

Capital appreciation is an investment objective of having the goal of selecting securities with the potential to rise in price rather than pay out income.

In managing the Fund’s investments, the Sub-Advisor utilizes active portfolio management combining quantitative and fundamental analysis. The Sub-Advisor also utilizes a “bottom-up” approach based on:

•	stock screening and ranking according to relativie value and sustainable growth criteria

•	a dynamic style rotation process

•	a fundamental comparative analysis

Typically, the Fund sells an individual security when there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor, style weightings are rebalanced, the investment becomes fully valued or the Sub-Advisor determines to take advantage of a better investment opportunity.

Michel Menigoz is the Fund’s portfolio manager.

12

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio of non-U.S. stocks, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting the Fund are “foreign investing risk,” “liquidity risk,” “price volatility,” and “equity risk.” Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the value of its investments go up or down. The Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies. The Fund returns may vary and you could lose money. Equity risk is the risk that stocks and other equity securities generally fluctuate more in value than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

13

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Restrictions on trading volume in foreign markets can also affect price and liquidity.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of a Fund’s shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for funds that invest primarily in debt securities.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

14

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these techniques, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. In addition, there is no assurance that such techniques will be successful and the Funds could lose money through the use of such techniques. Please see the Statement of Additional Information for further information.

In the event, a Fund holds securities denominated in a currency that suffers a devaluation, the Fund’s net asset value will suffer a corresponding reduction. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

15

Credit Risk

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

The Funds may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk.” These securities are regarded as bonds predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund was investing in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. More, the secondary trading market for lower quality securities may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities.

The Funds are non-diversified for 1940 Act purposes and may invest a larger percentage of its assets in individual issuers than a diversified investment company to the extent each Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Funds’ investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

The Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

To the extent each Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

16

Non-Diversified Status

Because a relatively higher percentage of the non-diversified Funds’ assets may be invested in the securities of a limited number of issuers, these Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of a Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

17

Management of the Funds

Investment Advisor

The Funds’ investment Advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $145 billion under management or committed to management.

Investment Sub-Advisor

Société Générale Asset Management Internationale Ltd. (“SGAMI”), Sub-Advisor to the Global Equities Fund is headquartered at Exchange House, 9th Floor, Primrose Street, London, United Kingdom EC2A 72EF.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*

Growth Insights Fund

Robert J. Park	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.

Michael P. Reilly	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Anthony S. Valencia	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.

Global Equities Fund

Michel Menigoz	Head of Global Equities, Société Générale Asset Management S.A.

*	Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in the Fund, a description of their compensation structure and information regarding the accounts they manage.

18

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
Growth Insights	0.90%
Global Equities	0.75%

The Advisor has retained, at its sole expense, SGAMI to provide investment advisory services with respect to the Select International Growth Equities Fund. Under the Sub-Advisory Agreement the Sub-Advisor assists the Advisor in performing its advisory functions in respect of the Fund.

A discussion regarding the basis for the Board of Directors approval of the Advisory and Sub-Advisory Agreements of the Funds is contained in the Funds’ annual report to Shareholders for the twelve months ended October 31, 2006.

The Advisory and Sub-Advisory Agreements provide that the Advisor and Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor or Sub-Advisor in the performance of their duties or from reckless disregard by the Advisor or Sub-Advisor of their duties under the agreements.

The Advisor also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Funds and their shareholders. The amount of these payments is determined from time to time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the Funds for these types of or other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

19

Multiple Class Structure

Certain of the Funds offer three classes of shares, Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. The Global Equities Fund offers the I Class shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value by separate prospectus. The Class N shares are offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

20

Your Investment

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediary”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediary from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 p.m. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. A Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particularly relevant for Funds that hold securities that trade primarily in overseas markets because of the time difference between when foreign markets close and when the Funds calculate their net asset values. A security that is fair valued may be valued at a higher price or lower price than actual market quotations or value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

The Board of Directors has authorized the use of a research service to assist with the determination of the fair value of certain foreign securities with respect to the Global Equities Fund. A research service may use statistical analyses and quantitative models to fair value as of the time the Fund calculates its net asset value, and there can be no assurance that markets will continue to behave in a fashion reflected in the models used by the service. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that the Fund could obtain if it were to sell the security.

Minimums
	Initial	IRA	Additional
All Funds	$2,000	$500	$250

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

21

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. However, the Global Equities Fund is not intended to serve as a vehicle for frequent trading activity because such trading may disrupt management of the Fund, generate expenses and adversely affect performance. Accordingly, the Global Equities Fund imposes a short-term redemption fee on shares owned less than 90 days equal to 2.00% of the value of the shares redeemed. This amount will be paid to the Fund, not to the Advisor. The redemption fee is designed to offset the costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. Shares held the largest will be redeemed first for purposes of calculating the redemption fee. This redemption fee does not apply to 401(k) or other group retirement accounts (although the redemption fee is applied to the Advisor’s retirement savings program), to certain omnibus accounts maintained by brokers and other financial institutions, to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short term trading), to automatic investment programs such as dividend reinvestment, or to transactions pursuant to the Fund’s systematic investment or withdrawal program. The redemption fee will be waived in the event of death of a shareholder. Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may not be subject to the TCW International Funds’ redemption fee policy, shareholders trading through such accounts would have less of a disincentive to engage in short-term trading than other shareholders, which could have an adverse impact on Fund performance.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

22

Exchange privilege

You can exchange from one Class N Fund into another. The Global Equities Fund is not intended to serve as a vehicle for frequent trading because such trading may disrupt management of the Fund, generate expenses and adversely affect performance. Accordingly, the Global Equities Fund has a short-term exchange fee on shares owned less than 90 days equal to 2.00% of the value of the shares exchanged. You must meet the investment minimum of the Fund you are exchanging into. The exchange fee does not apply to 401(k) or other group retirement accounts (although the exchange fee is applied to the Advisor’s retirement savings program), to certain omnibus accounts maintained by brokers and other financial institutions and to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may not be subject to the TCW International Funds’ exchange fee policy, shareholders trading through such accounts would have less of a disincentive to engage in short-term trading than other shareholders, which could have an adverse impact on Fund performance.

Third party transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information.

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

23

Large Redemption Amounts

The Funds also reserve the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these trading limits are still permitted to redeem their shares, subject to any applicable redemption fee. In addition, exchanges and redemptions out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

24

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

25

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New Account Form and a check made payable to TCW __________________________ Fund to:

Via Regular Mail

TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

Via Express, Registered or Certified Mail

TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW _________________Fund

(Name on the Fund Account)

(Fund Account Number)

Via Exchange

Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

26

TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

your name(s) and signature(s) as they appear on the account form your account number

the Fund name

the dollar amount you want to sell or exchange

how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

27

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.

(800) 248-4486

Outside the U.S.

(414) 765-4124 (collect)

28

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of a Fund will be declared and paid annually. Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax advisor for further information.

29

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail delow: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Funds to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Funds, including the Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Funds. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

30

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Growth Insights Fund

Class N

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$6.88	$6.22	$6.21	$4.65	$6.36

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.06)	(0.08)	(0.08)	(0.07)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.74	0.09	1.63	(1.62)

Total from Investment Operations	0.03	0.66	0.01	1.56	(1.71)

Net Asset Value per Share End of Period	$6.91	$6.88	$6.22	$6.21	$4.65

Total Return	0.44%	10.61%	0.16%	33.55%	(26.89)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,246	$1,235	$1,286	$1,804	$1,953
Ratio of Expenses to Average Net Assets(2)	1.63%	1.67%	1.72%	1.76%	1.66%
Ratio of Net Investment Income to Average Net Assets	(0.86)%	(1.16)%	(1.33)%	(1.29)%	(1.39)%
Portfolio Turnover Rate	65.11%	82.43%	74.53%	41.99%	167.56%

(1)	Computed using average shares outstanding for the period.

(2)

The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 5.18%, 4.83%, 3.50%, 4.02% and 2.83% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

31

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Global Equities

Class N

	Year Ended October 31,					February 1, 2003 (Commencement of Offering of N Class Shares) through October 31, 2003
	2006		2005	2004
Net Asset Value per Share, Beginning of Period	$10.96		$9.44	$8.65		$6.56

Income from Investment Operations:
Net Income(1)	0.00	(7)	0.01	0.67		0.02
Net Realized and Unrealized Gain on Investments	2.85		1.51	0.12		2.07

Total from Investment Operations	2.85		1.52	0.79		2.09

Net Asset Value per Share, End of Period	$13.81		$10.96	$9.44		$8.65

Total Return	26.00%		16.10%	9.13%		31.86	%(3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8		$— (2)	$—	(2)	$—	(2)
Ratio of Expenses to Average Net Assets	1.51	%(4)	1.84%	1.72	%(4)	1.74	%(4)(5)
Ratio of Net Investment (Loss) to Average Net Assets	0.02%		0.08%	7.10%		0.43	%(5)
Portfolio Turnover Rate	209.16%		114.71%	101.73%		92.92	%(6)

(1)	Computed using average shares throughout the period.

(2)	Amount rounds to less than $1 (in thousands).

(3)	For the period February 1, 2003 (Commencement of offering of N Class Shares) through October 31, 2003 and not indicative of a full year’s operating results.

(4)

The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of net assets, would have been 2,363.67% and 1,241.21% for the years ended October 31, 2006 and October 31, 2004 and 7,514.10%% for the period February 1, 2003 (Commencement of Offering of N Class Shares) through October 31, 2003.

(5)	Annualized

(6)	Represents the Fund’s turnover for the year ended October 31, 2003.

(7)	Amount rounds to less than $0.01

32

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at http://www.sec.gov to view text only versions of Fund documents filed with the SEC. You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0609 or by electronic request at the following e-mail address: www. publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829) or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

33

TCW Funds, Inc.

This prospectus tells you about the Class I shares of thirteen of the separate investment funds offered by TCW Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully, and keep it for future reference. Sometimes we will refer to the funds in this prospectus as the TCW Equity Funds.

TCW Balanced Fund

TCW Diversified Value Fund

TCW Dividend Focused Fund

TCW Equities Fund

TCW Focused Equities Fund

TCW Growth Equities Fund

TCW Large Cap Core Fund

TCW Large Cap Growth Fund

TCW Opportunity Fund

TCW Select Equities Fund

TCW Small Cap Growth Fund

TCW Value Added Fund

TCW Value Opportunities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

1

2

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies
TCW Balanced Fund	Long-term capital appreciation and high current income	Invests in equity and debt securities.
TCW Diversified Value Fund	Capital appreciation	Invests in equity securities of large capitalization companies.
TCW Dividend Focused Fund	High level of dividend income	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends.
TCW Equities Fund	Long-term capital appreciation	Invests in equity securities of large capitalization companies trading below their intrinsic value.
TCW Focused Equities Fund	Long-term capital appreciation	Invests in the equity securities of 25-40 large capitalization companies
TCW Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of emerging growth companies.
TCW Large Cap Core Fund	Long-term total return	Invests 80% of the value of its net assets in equity securities of large cap growth and value companies.
TCW Large Cap Growth Fund	Long-term capital appreciation	Invests in the equity securities of 30-50 large capitalization companies.
TCW Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies.
TCW Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies.
TCW Small Cap Growth Fund	Long-term capital appreciation	Invests at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.
TCW Value Added Fund	Long-term capital appreciation	Invests in equity securities issued by small capitalization value companies.
TCW Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities of mid cap value companies.

3

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the TCW Equity Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Since shares of a Fund represent an investment of securities with fluctuating market prices, the value of Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PRICE VOLATILITY

There is the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Growth Equities, Opportunity, Small Cap Growth, Value Added and Value Opportunities Funds are subject to greater price volatility than other funds because they invest primarily in securities of small or medium sized companies.

4

•	SMALL AND MEDIUM CAPITALIZATION COMPANY RISK

Funds such as the Growth Equities, Opportunity, Small Cap Growth, Value Added and Value Opportunities Funds that invest a portion of their assets in the equity securities of companies with small and medium market capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited mangerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a fund’s assets.

•	PORTFOLIO MANAGEMENT RISK

There is the possibility that the strategies used by the Advisor and its securities selections will fail to produce the intended results.

•	NON-DIVERSIFICATION RISK

Because a relatively high percentage of each non-diversified Fund’s assets (the Diversified Value, Dividend Focused and Opportunity Funds are diversified funds) may be invested in the securities of a limited number of issuers, the non-diversified Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Each Fund may also be subject (in varying degrees) to the following risks:

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. The Growth Equities, Opportunity, Small Cap Growth, Value Added, and Value Opportunities Funds are subject to liquidity risk because they invest primarily in securities of small or medium sized companies.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. Each Fund is subject to foreign investing risk because it may invest to a limited extent in foreign company securities. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and each Fund may hold various foreign currencies, the value of the net assets of these Funds as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

5

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as payment of principal and/or interest on an instrument, or goes bankrupt.

•	JUNK BONDS

These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The convertible securities that a Fund may invest in may be primarily below investment grade.

Each Fund may be more susceptible to some of the risks discussed on the previous page than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 52.

Because each Fund (except the Diversified Value, Dividend Focused and Opportunity Funds) is non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, it may invest more than 5% of its total assets in the securities of any one issuer. Consequently, its exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Performance Summary

The barchart and table below show each Fund’s annual and after-tax returns and its long-term performance with respect to its Class I shares. The barchart shows you how the Fund’s performance has varied from year to year. The barchart for the Equities and Value Opportunities Funds includes the performance of the predecessor entity or limited partnership of each Fund. The predecessor entity or limited partnership was managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Fund. The table compares the before and after-tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”). No performance data is shown for the Balanced and Large Cap Growth Funds because they do not have a full year of operations. Both tables assume reinvestment of dividends and distributions.

The performance of the partnership was calculated using performance standards applicable to private investment partnerships, which take into account all

6

elements of total return and reflect the deduction of fees and expenses of operation. The predecessor limited partnership was not registered under the 1940 act and, therefore, were not subject to certain investment restrictions imposed by 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the limited partnership had been registered under the 1940 Act its performance could have been adversely affected.

The performance information for the Dividend Focused and Opportunity Funds includes the performance of its predecessor fund (“Predecessor Fund”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Funds in the tables was calculated using the fees and expenses (not including the sales charge of 4.75% for Class A shares) of the Class A shares of the Predecessor Funds.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

TCW Diversified Value Fund

TCW Dividend Focused Fund

TCW Equities Fund

7

Focused Equities Fund

TCW Growth Equities Fund

Large Cap Core Fund

TCW Opportunity Fund

TCW Select Equities Fund

8

TCW Small Cap Growth Fund

TCW Value Added Fund

TCW Value Opportunities Fund

9

Best and worst quarterly performance during this period

Fund	Performance
• Diversified Value Fund
Quarter ended December 31, 2004	11.56% (Best)
Quarter ended September 30, 2004	– 1.61% (Worst)
• Dividend Focused Fund
Quarter ended December 31, 2006	6.53% (Best)
Quarter ended March 31, 2005	– 0.87% (Worst)
• Equities Fund
Quarter ended December 31, 1998	20.89% (Best)
Quarter ended September 30, 2002	– 20.98% (Worst)
• Focused Equities Fund
Quarter ended December 31, 2006	7.76% (Best)
Quarter ended June 30, 2006	– 0.94% (Worst)
• Growth Equities Fund
Quarter ended December 31, 2004	12.81% (Best)
Quarter ended March 31, 2005	– 9.54% (Worst)
• Large Cap Core Fund
Quarter ended December 31, 2006	6.15% (Best)
Quarter ended March 31, 2005	– 2.61% (Worst)
• Opportunity Fund
Quarter ended June 30, 2003	23.82% (Best)
Quarter ended September 30, 1998	– 21.57% (Worst)
• Select Equities Fund
Quarter ended December 31, 1999	31.16% (Best)
Quarter ended September 30, 2001	– 25.75% (Worst)
• Small Cap Growth Fund
Quarter ended December 31, 1999	80.25% (Best)
Quarter ended September 30, 2001	– 45.09% (Worst)
• Value Added Fund
Quarter ended December 31, 2001	32.18% (Best)
Quarter ended September 30, 2002	– 32.34% (Worst)
• Value Opportunities Fund
Quarter ended December 31, 2001	30.09% (Best)
Quarter ended September 30, 2002	– 25.69% (Worst)

10

Average Annual Total Returns For the Periods ended December 31, 2006	1 year	5 years	From Inception/ Registration or 10 years
• Diversified Value Fund
Return Before Taxes	18.85%	N/A	15.42%
Return After Taxes on Distributions	18.61%	N/A	15.06%
Return After Taxes on Distributions and Sale of Fund Shares	12.56%	N/A	13.27%
Russell 1000 Value Index(1)	22.25%	N/A	15.09%
• Dividend Focused Fund
Return Before Taxes	18.45%	N/A	14.59%
Return After Taxes on Distributions	17.86%	N/A	14.57%
Return After Taxes on Distributions and Sale of Fund Shares	12.73%	N/A	12.48%
Russell 1000 Value Index(1)	22.25%	N/A	17.60%
• Equities Fund
Return Before Taxes from Registration Date (6/3/98)	15.37%	9.17%	7.81%
Return After Taxes on Distributions from Registration Date	14.04%	8.68%	7.40%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	11.75%	7.82%	6.70%
S&P 500 Index from Registration Date(2)	15.79%	6.19%	4.74%
Return Before Taxes Including Limited Partnership Performance	15.37%	9.17%	8.44%
• Focused Equities Fund
Return Before Taxes	15.36%	N/A	15.15%
Return After Taxes on Distributions	15.32%	N/A	15.13%
Return After Taxes on Distributions and Sale of Fund Shares	10.03%	N/A	13.03%
S&P 500 Index(2)	15.79%	N/A	13.15%
• Growth Equities Fund
Return Before Taxes	3.69%	N/A	8.66%
Return After Taxes on Distributions	3.69%	N/A	8.66%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	2.40%	N/A	7.45%
Russell Midcap Growth Index(3)	10.66%	N/A	11.57%
• Large Cap Core Fund
Return Before Taxes	12.75%	N/A	13.43%
Return After Taxes on Distributions	11.90%	N/A	12.95%
Return After Taxes on Distributions and Sale of Fund Shares	8.69%	N/A	11.35%
S&P 500 Index(2)	15.79%	N/A	13.15%

(1) The Russell 1000 Value Index measures the performance of 1,000 of the 3,000 largest US domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

(2) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The Russell Midcap Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

11

Average Annual Total Returns For the Periods ended December 31, 2006	1 year	5 years	From Inception/ Registration or 10 years
• Opportunity Fund
Return Before Taxes	11.44%	10.93%	11.44%*
Return After Taxes on Distributions	10.45%	10.35%	10.86%*
Return After Taxes on Distributions and Sale of Fund Shares	8.53%	9.47%	9.93%*
Russell 2000 Index(4)	18.37%	11.39%	9.44%*
• Select Equities Fund
Return Before Taxes	– 5.12%	3.07%	7.86%*
Return After Taxes on Distributions	– 5.24%	3.04%	6.47%*
Return After Taxes on Distributions and Sale of Fund Shares	– 3.62%	2.63%	6.22%*
Russell 1000 Growth Index(5)	9.07%	2.69%	5.44%*
• Small Cap Growth Fund
Return Before Taxes	13.79%	1.23%	3.44%*
Return After Taxes on Distributions	13.79%	1.23%	3.09%*
Return After Taxes on Distributions and Sale of Fund Shares	8.97%	1.05%	2.93%*
Russell 2000 Growth Index(6)	13.35%	6.93%	4.88%*
• Value Added Fund
Return Before Taxes	18.21%	6.60%	9.78%
Return After Taxes on Distributions	15.29%	5.39%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares	14.39%	5.40%	8.18%
Russell 2000 Value Index(7)	23.48%	15.37%	16.37%
• Value Opportunities
Return Before Taxes from Registration Date (11/3/97)	12.90%	7.57%	14.08%
Return After Taxes on Distributions from Registration Date	11.08%	6.85%	12.91%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	10.11%	6.38%	12.01%
Russell Midcap Value Index from Registration Date(8)	20.22%	15.88%	12.19%
Return Before Taxes Including Limited Partnership Performance	12.90%	7.57%	15.27%

* Represents the ten year return

(4) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index with an average market capitalization of approximately $580 million.

(5) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(6) The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index generally have higher price-to-book and price-to-earnings ratios than those in the Russell 2000 Value Index.

(7) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Russell Midcap Value Index is a market capitalization-weighted index of medium-capitalization value-oriented stocks of US companies.

12

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load) or Rule 12b-1 distribution fees.

FEE TABLE

		Balanced	Diversified Value	Dividend Focused	Equities	Focused Equities	Growth Equities	Large Cap Core	Large Cap Growth	Opportunity	Select Equities	Small Cap Growth	Value Added	Value Opportunities
Shareholder Transaction Fees
1)	Redemption Fees.	None	None	None	None	None	None	None	None	None	None	None	None	None
2)	Exchange Fees	None	None	None	None	None	None	None	None	None	None	None	None	None
3)	Contingent Deferred Sales Load	None	None	None	None	None	None	None	None	None	None	None	None	None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None	None	None	None	None	None	None	None	None	None
5)	Maximum Sales Charge (Load) on Purchases	None	None	None	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses
	Management Fees	0.60%	0.75%	0.75%	0.55%	0.65%	1.00%	0.55%	0.65%	0.90%	0.75%	1.00%	1.00%	0.80%
	Distribution (12b-1) Fees	None	None	None	None	None	None	None	None	None	None	None	None	None
	Other Expenses	17,522.03%	0.19%	0.12%	0.20%	1.60%	0.50%	0.61%	2.58%	0.26%	0.14%	0.40%	0.73%	0.15%
	Total Annual Fund Operating Expenses	17,582.03%(1)	0.94%	0.87%	0.75%	2.25%(2)	1.50%	1.16%	3.23%(3)	1.16%	0.89%	1.40%	1.73%(4)	0.95%

1 The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.64% of Net Assets as a result of the expense limitation.

2 The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal period ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.38% of Net Assets as a result of the expense limitation.

3 The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal period ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.45% of Net Assets as a result of the expense limitation.

4 The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal period ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.57% of Net Assets as a result of the expense limitation.

13

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Balanced*	$10,000	N/A	N/A	N/A
Diversified Value	$96	$300	$520	$1,155
Dividend Focused	$89	$278	$482	$1,073
Equities	$77	$240	$417	$930
Focused Equities	$228	$703	$1,205	$2,585
Growth Equities	$153	$474	$818	$1,791
Large Cap Core	$118	$368	$638	$1,409
Large Cap Growth	$326	$995	$1,688	$3,531
Opportunity Fund	$118	$368	$638	$1,409
Select Equities	$91	$284	$493	$1,096
Small Cap Growth	$143	$443	$766	$1,680
Value Added	$176	$545	$939	$2,041
Value Opportunities	$997	$303	$525	$1,166

* Based on the Fund’s net assets after reimbursement the Expense Example would be:

	1 Year	3 Years	5 Years	10 Years
Balanced	$167	$517	$892	$1,914

14

TCW Balanced Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. The Fund also seeks to produce high current income. To pursue these goals, the Fund will invest in a combination of common stocks, preferred stocks, rights or warrants to purchase common or preferred stock, American Depository Receipts (“ADRs”), other securities with equity characteristics, convertible preferred stocks, convertible debt securities, U.S. Government and corporate debt securities, and other debt securities, including mortgage- and asset-backed securities, unless maintaining a temporary defensive position. Investments in non-U.S. corporate debt securities will be U.S. dollar denominated. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign security. The allocation of assets invested in each type of security is designed to balance long-term capital appreciation and yield income. The Fund expects to change its allocation mix over time based on the Advisor’s view of economic conditions and underlying security values. It is anticipated that the range of equity securities will be between 55% and 75% of the Fund’s total assets and debt securities will be in the range of 25% to 45% of the Fund’s total assets.

When evaluating equity securities, the Advisor emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characters for companies in the S&P Index and prefer companies with a dividend yield although a dividend yielding stock is not obligatory. The Advisor seeks companies it believes are neglected or out-of-favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though expectations for these companies are low and their valuations are temporarily depressed.

When evaluating debt securities, the Advisor uses a bottom-up investment process that focuses more on security and sector selection than macro-economic variables. The Advisor’s investment process seeks to add value by selecting the best available debt securities as well as tactically allocating between various sectors from time to time. In managing the Fund’s investments the Advisor uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income market. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

15

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor, there is a perceived deterioration in the credit fundamentals of the issuer or the Advisor determines to take advantage of a better investment opportunity.

Jeffrey E. Gundlach and Diane E. Jaffee are the Fund’s portfolio managers.

16

Main Risks

The primary risks affecting the Fund are “equity risk,” “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), “price volatility risk” and “liquidity risk.”

Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the price of its instruments go up or down. The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligation, such as the payment of principal and/or interest on an instrument, or goes bankrupt. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the maturity of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on the Fund, because it may hold securities with long terms to maturity and mortgage-based securities, including collateralized mortgage obligations and stripped mortgage securities. Its holding of mortgage-based securities can reduce returns if owners of the underlying mortgages pay off their mortgages sooner than anticipated when interest rates go down. Because this Fund will invest in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price most beneficial to the Fund. Mortgage-backed securities have experienced periods of market liquidity.

The Fund may also be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select equity investments for the Fund. These styles may be out of favor or may not produce the best results on short or longer time periods and may increase the volatility of the Fund’s share price.

17

TCW Diversified Value Fund

Investment Objectives/Approach

The Fund seeks capital appreciation, with a secondary goal of current income. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. The securities include common and preferred stock and convertible securities. The Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with a market capitalization of greater than $2 billion at the time of purchase. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

In managing the Fund’s investments, the Advisor blends a number of investment strategies. The Advisor emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The Advisor seeks companies that it believes are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock, such as convertible bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an

18

agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee and Matthew J. Spahn are the Fund’s portfolio managers.

19

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “price volatility risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

20

TCW Dividend Focused Fund

Investment Objectives/Approach

The Fund seeks to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Value Companies are companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain under valued for years, value investors often look for factors that could trigger rise in prices.

The Advisor analyzes economic and market conditions and identifies securities that make the best investments in the pursuit of the Fund’s investment objectives. In selecting the investments, the Advisor considers factors which may include one or more of the following:

•	the company’s current valuation

•	market capitalization

•	price/earnings ratio

•	current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

21

The Fund may invest some of its assets on covered call options. A covered call option is any agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price within a certain time period regardless of market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

22

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

This Fund may be subject to “investment style risk.” The Adviser primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. These styles may be out of favor or may not produce the best results over short or longer time periods and may increase volatility of the Fund’s share price.

23

TCW Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading below their intrinsic value in the opinion of the Advisor.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Intrinsic value represents a company’s long-term value. Because a stock can remain below its intrinsic value for years, investors often looks for factors that could trigger a rise in price.

In managing the Fund’s investments, the Advisor seeks to invest in attractively valued equity securities of companies where the return on invested capital is improving. The Advisor utilizes bottom-up fundamental research to identify these companies. The Advisor performs fundamental research by using techniques such as:

•	making company visits

•	financial screening to identify companies

•	maintaining a disciplined approach to stock selection and portfolio construction

The Advisor will use both quantitative and qualitative screening criteria to supplement the scope of fundamental research.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company

24

are poor or the Advisor determines to take advantage of a better investment opportunity.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

25

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

26

TCW Focused Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading below their intrinsic value.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Intrinsic Value represents a company’s long-term value. Because a stock can remain below its intrinsic value for years, investors often look for factors that could trigger a rise in prices.

The Fund will typically invest in a portfolio of 25 to 40 issues. In managing the Fund’s investments, the Advisor seeks to invest in attractively valued equity securities where the return on invested capital is improving. The Advisor utilizes bottom-up fundamental research to identify these companies. The Advisor will use both qualitative and quantitative screening criteria to supplement the scope of fundamental research. The application of the Advisor’s quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital. The Advisor performs fundamental research by using techniques such as:

•	making company visits

•	telephone contract with senior management

•	industry conferences

•	financial projections

Typically, the Fund sells an individual security when the company fails to meet

27

expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

28

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Because the Fund will generally only hold between 25 and 40 equity securities of different issuers, it may include large concentrations in certain sectors of the economy. As a result, the Fund may be subject to wider fluctuations in value than would be the case if it was subject to broader diversification requirements. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

29

TCW Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities. If the Fund changes this investment policy it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. Generally, at the time a new position is initially purchased into the Fund, the issue will be within the capitalization range of the companies comprising the Russell MidCap Growth Index. As of December 31, 2006, the market capitalization range of the Russell Midcap Growth Index was between $1.2 billion and $21.4 billion. The Fund will be primarily invested in issuers which are characterized as “growth” companies according to criteria established by the Advisor.

Concepts to understand

Growth companies are companies expected to exhibit faster than average gains in earnings and which are expected to continue to show a high level of growth gain.

The Advisor utilizes a “bottom-up” approach to identify securities for investment. First, the Advisor uses quantitative and qualitative criteria to screen companies. The Advisor then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price/earnings ratio which is less than the Advisor’s internally estimated three-year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team.

30

The Fund seeks to achieve diversification by limiting the weighting in any one security or any one sector.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity. The Fund will also sell if an individual security weighting or sector weighting is too large.

R. Brendt Stallings is the Fund’s portfolio manager

31

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility”, “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of larger companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of medium-sized companies may be less liquid than the securities of large-sized companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies. In addition, the Fund may be subject to liquidity risk because it may invest in debt instruments rated below investment grade. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods, and may increase the volatility of the Fund’s share price.

32

TCW Large Cap Core Fund

Investment Objectives/Approach

The Fund seeks long-term total return. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies and invests in a blend of both growth and value companies. These equity securities include common and preferred stock; securities convertible into common or preferred stock such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Large Capitalization Companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

The Advisor analyzes economic and market conditions and identifies securities that make the best investments in pursuit of the Fund’s investment objectives. In selecting the investments, the Advisor considers factors which may include one or more of the following:

•

Discounted value of future cash flows. Discounted cash flow valuation consists of forecasting corporate cash flows over a multi-year period and “discounting” them by the equity market expected rate of return, and summing the results to arrive at a value for the security.

•	Free cash yield projected to grow or is sustainably high. Free cash flow is earnings before interest, taxes, depreciation and amortization (“EBITDA”) less capital expenditures.

•	Increasing returns on capital or economic value added.

•	Private market values of similar companies.

•	Cost to replicate the business. This is an estimation of what it would cost to build

33

a business, including its brand and reputation, starting from nothing.

The Advisor also performs a qualitative assessment of the company’s products and competitive position to evaluate the sustainability of its value.

The Advisor employs a style neutral equity strategy typically with exposure to all the economic sectors of the S & P 500 Index. The Advisor seeks to maintain the Fund’s sector weightings in a range to track those of the S & P 500 Index.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor, sector weightings are rebalanced or the Advisor determines to take advantage of a better investment opportunity.

Jason S. Maxwell is the Fund’s portfolio manager.

34

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this Fund is “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

35

TCW Large Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Growth companies are companies expected to exhibit faster than average gains in earnings and which are expected to continue to show a high level of growth.

The Fund will typically invest in a portfolio of 35 to 50 securities. In managing the Fund’s investments, the Advisor seeks to invest in companies with superior and sustainable revenue and earnings growth. The Advisor evaluates, analyzes and selects companies:

•	That exhibit catalysts for growth

•	Superior value creation potential

•	Sustainable competitive advantages

•	Superior profitability

Portfolio weightings are driven by bottom-up fundamental research, sustainability and viability of earnings; degree of expected return, and the presence of definable growth catalysts.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, there is an unsatisfactory progression of fundamentals or the Advisor determines to take advantage of a better investment opportunity.

Donald E. Evenson and Derek S. Derman are the Fund’s portfolio managers.

36

Main Risks

The Fund holds primarily common stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund are “price volatility risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Because the Fund will generally only hold between 35 and 50 equity securities of different issuers, it may include large concentrations in certain sectors of the economy. As a result, the Fund may be subject to wider fluctuations in value than would be the case if it was subject to broader diversification requirements. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility than funds that invest primarily in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity security securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

This Fund may also be subject to “investment style risk”. The Advisor primarily uses a particular style or set of styles—in this case “growth styles”—to select investments for the Fund. These styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

37

TCW Opportunity Fund

Investment Objectives/Approach

The Fund seeks capital appreciation. Current income is incidental.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in equity securities issued by companies with market capitalizations, at the time of acquisition, of $2 billion or less. The Fund may invest in up to 10% of its assets in securities of similar foreign companies or in American Depository Receipts of such companies. The Fund may also write covered call options.

Concepts to understand

Small-Sized Companies. The Fund seeks long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Advisor tries to identify those companies that have fallen out of favor and whose stock is selling below what the Advisor believes is its real value. The Advisor looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The Advisor analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the Advisor often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The Advisor’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the Advisor may focus the Fund’s investments in a number of industries that the Advisor’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stocks such as convertible bonds

38

and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

39

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk”, “foreign investing risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be presented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance that you could lost money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value overshort or extended periods. The value of stocks and other equity securities

40

will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

41

TCW Select Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. Performance should be measured over a full market cycle.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

To pursue this goal, the Fund invests primarily in the common stocks of larger companies. The investment philosophy underlying our strategy is a highly focused approach which seeks to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested in equity securities of these companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the Advisor’s opinion the security becomes fully valued, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options, futures and foreign currency futures and forward contracts. These practices are used primarily to hedge the

42

Fund’s portfolio but may be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Craig C. Blum and Stephen A. Burlingame are the Fund’s portfolio managers.

43

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Because the Fund will generally only hold between 25 and 40 equity securities of different issuers, it may include large concentrations in certain sectors of the economy. As a result, the Fund may be subject to wider fluctuations in value than would be the case if it was subject to broader diversification requirements. The Fund’s returns may vary, and you could lose money. The Fund may be less susceptible to price volatility than funds that primarily invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value or short and extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

44

TCW Small Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000 Growth Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2006, the market capitalization of companies included in the Russell 2000 Growth Index was between $68 million and $3.1 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Small-Sized Companies seek long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Advisor pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Husam H. Nazer is the Fund’s portfolio manager.

45

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value overshort and extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

46

TCW Value Added Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by value companies with market capitalizations, at the time of acquisition, within the range of the companies comprising the Standard & Poor’s Small Cap 600 Index. As of December 31, 2006, the market capitalization of companies included in the Standard & Poor’s Small Cap 600 Index was between $66 million and $3.7 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Advisor’s estimate of the company’s 24 month sustainable earnings.

Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets or undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Advisor performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and/or management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than predetermined percentage of the portfolio or when the investment becomes fully valued.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

47

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “price volatility risk,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value or short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

48

TCW Value Opportunities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at time of acquisition, within the capitalization range of the companies comprising the Russell MidCap Value Index. As of December 31, 2006, the market capitalization of companies included in the Russell MidCap Value Index was between $1.3 billion and $19.2 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Advisor’s estimate of the company’s 24 month sustainable earnings.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets
•	have undervalued growth potential
•	are in a turnaround situation

The Advisor also utilizes fundamental analysis on each company. This includes a review of available financial information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery

49

and in some cases even loss of rights in the collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

50

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. The Fund’s returns may vary and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small and mid-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

51

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up.

Prices of many securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as

52

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of the Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign security will decrease.

expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds hold various foreign currencies from time to time, the value of the net assets of those Funds as measured in

53

United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, certain of the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, a Fund is not obligated to do so and, depending on the availability and cost of these services, the Fund may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

54

Small and Medium Capitalization Company Risk

Funds such as the Growth Equities, Opportunity, Small Cap Growth, Value Added and Value Opportunities Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Debt Securities

Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

The Funds may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as “junk bonds.” These securities are regarded as bonds predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Funds’ investment objective will be more dependent on the Advisor’s analysis than would be the case if the Funds were investing in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. More, the secondary trading market for lower quality securities

55

Mortgage-Backed Securities

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The Balanced Fund may invest in mortgage-backed securities.

may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities.

Interest rate risk refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates.

Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Credit and Market Risks of Mortgage-Backed Securities. The investments by the Balanced Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value

56

of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in the Balanced Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times the Balanced Fund may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, the Balanced Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Balanced Fund’s higher yielding securities are likely to be redeemed and the Balanced Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising

57

interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Balanced Fund is called for redemption, the Balanced Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities. Part of the investment strategy of the Balanced Fund involves interest-only stripped mortgage-securities These investments may be highly sensitive to changes in interest rates and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgage would lower the Fund’s returns from the stripped securities it holds.

Inverse Floaters. The Balanced Fund may invest in inverse floaters, a class of CMOs with a coupon rate that reset in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds Index (COFI). Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. An inverse floater may behave like a security

58

that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of any change in the index rate of interest. The “leverage-like” characteristic inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities Risk

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of a Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

59

Non-Diversified Status

Because a relatively high percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Each of the TCW Equity Funds, except the Diversified Value, Dividend Focused and Opportunity Funds, is nondiversified for the 1940 Act purposes and as such may invest a larger percentage of its assets in individual issuers than a diversified investment company. In this regard, a Fund is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent a Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, each Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

60

Management of the Funds

Investment Advisor

The Funds’ investment Advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $145 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Craig C. Blum	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Stephen A. Burlingame	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Derek S. Derman	Senior Vice President, the Advisor TCW Asset Management Company and Trust Company of the West since September 2005. Previously, Mr. Derman was a Co-Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Donald E. Evenson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since June 2005. Previously, Mr. Evenson was a Managing Director and Lead Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Nicholas F. Galluccio	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Jeffrey E. Gundlach	Chief Investment Officer and Group Managing Director, the Advisor and Trust Company of the West. President and Chief Investment Officer, TCW Asset Management Company
Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Jason S. Maxwell	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Husam H. Nazer	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Matthew J. Spahn	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.
R. Brendt Stallings	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Susan I. Suvall	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in the Funds, a description of their compensation structure and information about the accounts they manage.

61

Advisory Agreements

The Fund and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
Balanced	0.60%
Diversified Value	0.75%
Dividend Focused	0.75%
Equities	0.55%
Focused Equities	0.65%
Growth Equities	1.00%
Large Cap Core	0.55%
Large Cap Growth	0.65%
Opportunity	0.90%
Select Equities	0.75%
Small Cap Growth	1.00%
Value Added	1.00%
Value Opportunities Fund	0.80%

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement of the Funds is contained in the Funds’ annual report to shareholders for the twelve months ended October 31, 2006.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

The Advisor also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Fund and its shareholders. The amount of these payments is determined from time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the Funds for these types of or other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

62

Multiple Class Structure

Certain of the TCW Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus offer N Class shares. The Dividend Focused, Equities, Opportunity, Select Equities, Value Added and Value Opportunities Funds also offer K Class shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are offered by separate prospectuses at the current net asset value, but will be subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Because the expenses of each class may differ, the performance of each class is expected to differ.

63

YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for Fund shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders received by a Fund’s transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 P.M. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. A Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a higher price or lower price than actual market quotations or value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Minimums

	Initial	IRA	Additional
All Equity Funds	$2,000	$500	$250

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Fund will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable

64

to an existing shareholder, will also not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

65

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Fund into another. You must meet the investment minimum for the Fund you are exchanging into. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem Fund shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of Fund shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

66

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order. Reasonable measures include a requirement for the caller to provide certain personal identifying information.

Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations ( for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

67

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these numerical limits are still permitted to redeem their shares. In addition, exchanges and redemptions out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these limits may only be made upon approval of the Advisor’s Vice President of Fund Operations or designee, and such exemptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

68

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to TCW

                 Fund to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street,

3rd Floor Milwaukee, WI 53202

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW              Fund

(Name on the Fund Account)

(Fund Account Number)

Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.
Via Exchange

Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

69

TO SELL OR EXCHANGE SHARES
By Mail	To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.
Write a letter of instruction that includes:	(800) 248-4486

•your name(s) and signature(s) as they appear on the account form •your account number •the Fund name •the dollar amount you want to sell or exchange •how and where to send the proceeds	Outside the U.S. (414) 765-4124 (collect)
Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation

Telephone redemption requests must be for a minimum of $1,000.

70

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

71

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid annually except for the Balanced and Dividend Focused Funds, which will declare and pay dividends quarterly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax Advisor for further information.

72

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Funds to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly

73

available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Funds, including the Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Funds. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

74

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Balanced Fund

	September 1, 2006 (Commencement of Offering of I Class Shares) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.03
Net Realized and Unrealized Gain on Investments	0.43

Total from Investment Operations	0.46

Net Asset Value per Share, End of Period	$10.46

Total Return	4.60%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$—	(3)
Ratio of Expenses to Average Net Assets(5)	1.22%	(4)
Ratio of Net Investment to Average Net Assets	1.64%	(4)
Portfolio Turnover Rate	4.70%	(2)

(1) Computed using average shares outstanding throughout the period.

(2) For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(3) Amount rounds to less than $1 (in thousands)

(4) Annualized

(5) The Advisor paid the operating expenses of the Fund to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses as a percentage of the average net assets would have been 17,582.03% for the period September 1, 2006 (Commencement of Operations) through October 31, 2006.

75

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Diversified Value Fund

	Year Ended October 31		January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004
	2006	2005
Net Asset Value per Share, Beginning of Period	$13.85	$12.34	$11.27

Income from Investment Operations:
Net Investment Income(1)	0.11	0.09	0.01
Net Realized and Unrealized Gain on Investments	2.58	1.67	1.06

Total from Investment Operations	2.69	1.76	1.07

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.04)	—
Distributions from Net Realized Gain	(0.25)	(0.21)	—

Total Distributions	(0.30)	(0.25)

Net Asset Value per Share, End of Period	$16.24	$13.85	$12.34

Total Return	19.79%	14.33%	9.49%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$553,622	$119,319	$30,426
Ratio of Net Expenses to Average Net Assets	0.94%	1.01%	1.24%	(3)
Ratio of Net Investment Income to Average Net Assets	0.77%	0.63%	0.08%	(3)
Portfolio Turnover Rate	27.44%	34.74%	59.75%	(4)

(1) Computed using the average shares outstanding throughout the period.

(2) For the period January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004 and not indicative of a full year’s operating results.

(3) Annualized.

(4) Represents the Fund’s turnover for the year ended October 31, 2004.

76

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Dividend Focused Fund

	Year Ended October 31, 2006	November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$11.32	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.22	0.16
Net Realized and Unrealized Gain on Investments	1.91	1.42

Total from Investment Operations	2.13	1.58

Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.18)
Distributions from Net Realized Gain	(0.04)	(0.08)

Total Distributions	(0.23)	(0.26)

Net Asset Value per Share, End of Period	$13.22	$11.32

Total Return	19.07%	9.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$159,858	$51,577
Ratio of Expenses to Average Net Assets	0.87%	1.02%
Ratio of Net Investment to Average Net Assets	1.81%	1.37%
Portfolio Turnover Rate	25.14%	31.50%

(1) Computed using average shares outstanding throughout the period.

77

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Equities Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$15.00	$13.64	$12.09	$9.75	$10.99

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17	0.11	0.10	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	2.27	1.38	1.52	2.36	(1.25)

Total from Investment Operations	2.44	1.49	1.62	2.44	(1.16)

Less Distributions:
Distributions from Net Investment Income	(0.14)	(0.13)	(0.07)	(0.10)	(0.08)

Net Asset Value per Share, End of Period	$17.30	$15.00	$13.64	$12.09	$9.75

Total Return	16.37%	10.99%	13.40%	25.26%	(10.68% )

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,202	$93,495	$118,025	$107,731	$112,716
Ratio of Expenses to Average Net Assets	0.75%	0.77%	0.74%	0.79%	0.72%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.06%	0.78%	0.77%	0.74%	0.80%
Portfolio Turnover Rate	30.87%	32.31%	49.31%	60.52%	57.35%

(1) Computed using average shares outstanding throughout the period.

78

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Focused Equities Fund

	Year Ended October 31, 2006	November 1, 2004 (Commencement of Operations) through October 31, 2005
Net Asset Value, Beginning of Period	$12.28	$10.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	0.02	(0.02)
Net Realized and Unrealized (Loss) on Investments	2.04	2.30

Total from Investment Operations	2.06	2.28
Net Asset Value per Share End of Period	$14.34	$12.28

Total Return	16.78%	11.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,689	$—	(2)
Ratio of Expenses to Average Net Assets(3)	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	0.13%	(0.21)%
Portfolio Turnover Rate	37.47%	42.82%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $1 (in thousands).

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses as a percentage of average net assets would have been 2.25% for the year ended October 31, 2006 and 416.31% for the period from November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005.

79

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Growth Equities Fund

	Year Ended October 31		March 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004
	2006	2005
Net Asset Value per Share, Beginning of Period	$11.46	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.15)	(0.13)	(0.10)
Net Realized and Unrealized Gain on Investments	0.86	1.61	0.08

Total from Investment Operations	0.71	1.48	(0.02)

Net Asset Value per Share, End of Period	$12.17	$11.46	$9.98

Total Return	6.20%	14.83%	(0.20)%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,916	$24,925	$11,567
Ratio of Net Expenses to Average Net Assets	1.50%	1.62%	1.71%	(3)(4)
Ratio of Net Investment Income to Average Net Assets	(1.23)%	(1.20)%	(1.49)%	(4)
Portfolio Turnover Rate	123.31%	57.18%	19.21%	(2)

(1) Computed using the average shares outstanding throughout the period.

(2) For the period March 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004 and not indicative of a full year’s operating results.

(3) Annualized.

(4) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets would have been 2.82% for the period March 1, 2004 (Commencement of Operations) through October 31, 2004.

80

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Large Cap Core Fund

	Year Ended October 31, 2006	November 1, 2004 (Commencement of Operations) through October 31, 2005
Net Asset Value, Beginning of Period	$11.12	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.05	0.01
Net Realized and Unrealized Gain on Investments	1.52	1.14

Total from Investment Operations	1.57	1.15

Less Distributions:
Distributions from Net Investment Income	(0.01)	(0.03)
Distributions from Net Realized Gain	(0.04)	—

Total Distributions	(0.05)	(0.03)

Net Asset Value per Share End of Period	$12.64	$11.12

Total Return	14.22%	11.47%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,683	$5,444
Ratio of Expenses to Average Net Assets	1.16%	1.45% (2)
Ratio of Net Investment Income to Average Net Assets	0.42%	0.05%
Portfolio Turnover Rate	47.96%	29.68%

(1) Computed using average shares outstanding throughout the period.

(2) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.94% for the period from November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005.

81

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Large Cap Growth Fund (Previously named TCW Large Cap Flexible Growth Fund)

	February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)
Net Realized and Unrealized Gain on Investments	0.38

Total from Investment Operations	0.28

Net Asset Value per Share, End of Period	$20.28

Total Return	1.40%	(3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,387
Ratio of Expenses to Average Net Assets	1.45%	(1)(4)
Ratio of Net Investment to Average Net Assets	(0.71)%	(4)
Portfolio Turnover Rate	20.40%	(3)

(1) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets would have been 3.23% for the period February 6, 2006 (Commencement of Operations) through October 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(4) Annualized.

82

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information for the years ended October 31, 2006, 2005, 2004 and 2003 and the period ended October 31, 2002, has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. The information for the prior fiscal year has been audited by another independent registered public accounting firm.

TCW Opportunity Fund

	Year Ended October 31,				December 1, 2001 through October 31, 2002		Year Ended November 30, 2001(1)
	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$13.63	$13.29	$12.00	$8.70	$10.41		$9.30

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)	(0.03)	(0.06)	(0.04)	(0.03)		(0.03)
Net Realized and Unrealized (Loss) on Investments	2.30	1.29	1.43	3.34	(1.07)		1.43

Total from Investment Operations	2.29	1.26	1.37	3.30	(1.10)		1.40

Less Distributions:
Distributions from Net Realized Gain	(0.63)	(0.92)	(0.08)	—	(0.61)		(0.29)

Net Asset Value per Share, End of Period	$15.29	$13.63	$13.29	$12.00	$8.70		$10.41

Total Return	17.27%	9.54%	11.47%	37.93%	(11.36)%	(3)	15.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,008	$31,180	$28,299	$23,417	$15,150		$10,055
Ratio of Expenses to Average Net Assets	1.16%	1.24%	1.31%	1.40%	1.15%	(4),(5)	1.27%
Ratio of Net Investment (Loss) to Average Net Assets	(0.10)%	(0.22)%	(0.48)%	(0.41)%	(0.27)%	(4)	(0.35)%
Portfolio Turnover Rate	48.81%	44.61%	51.62%	55.68%	41.83%	(3)	111%

(1) Reflects the I Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

(2) Computed using average shares outstanding throughout the period.

(3) For the period December 1, 2001 through October 31, 2002 and not indicative of a full year’s operating results.

(4) Annualized.

(5) For the period from December 17, 2001 (the merger date) through December 31, 2002, the Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 1.17% of the Fund’s average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.31% for the period December 1, 2001 through October 31, 2002.

83

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Select Equities Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$19.42	$17.79	$17.00	$11.73	$14.45

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.09)	(0.11)	(0.10)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	1.74	0.89	5.35	(2.64)

Total from Investment Operations	(0.25)	1.63	0.79	5.27	(2.72)

Net Asset Value per Share, End of Year	$19.17	$19.42	$17.79	$17.00	$11.73

Total Return	(1.29)%	9.16%	4.65%	44.93%	(18.82)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,716,604	$3,041,961	$2,519,200	$1,946,180	$983,646
Ratio of Expenses to Average Net Assets	0.89%	0.90%	0.86%	0.89%	0.86%
Ratio of Net Investment (Loss) to Average Net Assets	(0.44)%	(0.59)%	(0.55)%	(0.56)%	(0.56)%
Portfolio Turnover Rate	38.65%	16.32%	14.41%	22.16%	3.31%

(1) Computed using average shares outstanding throughout the period.

84

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Small Cap Growth Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$16.56	$14.71	$14.74	$10.23	$15.28

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.13)	(0.17)	(0.10)	(0.13)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	3.45	2.02	0.07	4.64	(4.89)

Total from Investment Operations	3.32	1.85	(0.03)	4.51	(5.05)

Net Asset Value per Share, End of Year	$19.88	$16.56	$14.71	$14.74	$10.23

Total Return	19.98%	12.64%	(0.20)%	44.08%	(33.05)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$27,454	$26,881	$60,251	$97,783	$71,362
Ratio of Expenses to Average Net Assets	1.40%	1.40%	1.20%	1.26%	1.19%
Ratio of Net Investment (Loss) to Average Net Assets	(0.68)%	(1.10)%	(0.67)%	(1.13)%	(1.09)%
Portfolio Turnover Rate	96.93%	76.33%	42.56%	84.70%	29.01%

(1) Computed using average shares outstanding throughout the period.

85

Financial Highlights

The Financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had invested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Added Fund

	Year Ended October 31
	2006	2005	2004	2003		2002
Net Asset Value per Share, Beginning of Period	$12.73	$13.59	$13.80	$8.43		$10.99

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.10)	(0.09)	(0.13)	(0.12)		(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	2.74	0.69	0.04	5.49		(2.40)

Total from Investment Operations	2.64	0.60	(0.09)	5.37		(2.53)

Less Distributions:
Distributions from Net Realized Gain	(0.96)	(1.46)	(0.12)	—		(0.03)

Net Asset Value per Share, End of Period	$14.41	$12.73	$13.59	$13.80		$8.43

Total Return	21.73%	3.60%	(0.64)%	63.70%		(23.12)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,271	$28,478	$35,609	$34,924		$11,688
Ratio of Expenses to Average Net Assets	1.57% (2)	1.62% (2)	1.50%	1.61%	(2)	1.56% (2)
Ratio of Net Investment (Loss) to Average Net Assets	(0.74)%	(0.68)%	(0.91)%	(1.16)%		(1.14)%
Portfolio Turnover Rate	74.91%	62.76%	71.97%	67.67%		72.35%

(1) Computed using average shares outstanding throughout the period.

(2) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.73%, 1.72%, 1.64% and 1.89% for the years ended October 31, 2006, 2005, 2003, and 2002, respectively.

86

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Opportunities Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$22.15	$20.81	$19.27	$13.05	$15.94

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08	0.01	(0.03)	(0.04)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	3.77	1.63	1.57	6.26	(2.67)

Total from Investment Operations	3.85	1.64	1.54	6.22	(2.73)

Less Distributions:
Distributions from Net Investment Income	(0.04)	—	—	—	—
Distributions from Net Realized Gain	(1.69)	(0.30)	—	—	(0.16)

Total Distributions	(1.73)	(0.30)	—	—	(0.16)

Net Asset Value per Share, End of Period	$24.27	$22.15	$20.81	$19.27	$13.05

Total Return	18.16%	7.88%	7.99%	47.66%	(17.39)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$800,060	$896,154	$842,560	$546,620	$274,297
Ratio of Expenses to Average Net Assets	0.95%	0.92%	0.93%	0.98%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	(0.06)%	(0.14)%	(0.24)%	(0.34)%
Portfolio Turnover Rate	73.48%	59.48%	46.33%	53.78%	84.85%

(1) Computed using average shares outstanding throughout the period.

87

For More Information

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at http://www.sec.gov to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829) or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

88

TCW Funds, Inc.

This prospectus tells you about the Class I shares of five of the separate investment funds offered by TCW Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully, and keep it for future reference. Sometimes we will refer to the funds in this prospectus as the TCW Fixed Income Funds.

TCW Money Market Fund

TCW Core Fixed Income Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies
TCW Money Market Fund	Current income, preservation of capital and liquidity	Invests in high credit quality, short-term money market securities.
TCW Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in debt securities.
TCW High Yield Bond Fund	Maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “junk” bonds.
TCW Short Term Bond Fund	Maximize current income	Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage- backed securities rated Aa or higher by Moody’s or AA or higher by S&P.
TCW Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage- backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

2

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the TCW Fixed Income Funds are affected by changes in the economy, or in securities and other markets. Additionally, changes in interest rates will affect not only the current return on the TCW Fixed Income Funds, but the value of the capital investment will most likely fluctuate up or down. There is also the possibility that investment decisions the Advisor makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform the other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PORTFOLIO MANAGEMENT RISK

There is the possibility that the strategies used by the Advisor and its securities selections will fail to produce the intended results.

3

Because the Funds described in this prospectus invest in debt securities, each Fund may also be subject (in varying degrees) to the following additional risks:

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as the payment of principal and/or interest on an instrument, or goes bankrupt. The High Yield Bond Fund is subject to great credit risk because it invests in high yield bond funds, which are commonly referred to as “junk bonds.” The Core Fixed Income Fund is subject to credit risk because it invests to some degree in below investment grade fixed income securities.

•	INTEREST RATE RISK

There is the possibility that the value of a Fund’s portfolio investments may fall since debt securities generally fall in value when interest rates rise. The longer the term of a debt instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on the Core Fixed Income, High Yield Bond, Short Term Bond, and Total Return Bond Funds, because each Fund may hold securities with long terms to maturity.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by the Core Fixed Income, Short Term Bond and Total Return Bond Funds can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by these Funds can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	JUNK BONDS

These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered “below investment grade.” The High Yield Bond Fund invests in below investment grade corporate securities. The Core Fixed Income Fund may invest in debt instruments rated below investment grade.

4

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes and lack of adequate company information. The Core Fixed Income and High Yield Bond Funds are subject to foreign investing risk because these Funds may invest a portion of their assets in foreign company securities. If they invest in “emerging markets,” and they may, the risk is even more pronounced. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the Core Fixed Income and High Yield Bond Funds may hold various foreign currencies, the value of the net assets of these Funds as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Each Fund (except the Money Market Fund) is subject to liquidity risks because it invests in high yield bonds, mortgage-backed securities or foreign or emerging markets securities, which have all experienced periods of illiquidity.

•	GOVERNMENT SECURITIES

The Core Fixed Income, Short Term Bond and Total Return Bond Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). These securities are neither issued nor guaranteed by the United States Treasury.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 24.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

5

Performance Summary

The tables below show each Fund’s annual and after-tax returns and its long-term performance with respect to its Class I shares. The barchart shows you how each Fund’s performance has varied from year to year. The table compares the before and after-tax of each Fund’s performance over time to that of a broad-based securities market index including after-tax returns for the periods that each Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”). Both tables assume reinvestment of dividends and distributions.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Year by year total return (%)

as of December 31 each year

TCW Money Market Fund

The Fund’s 7-day simple yield was 5.02% and its 7-day compounded yield was 5.15% as of December 31, 2006

6

TCW Core Fixed Income Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

7

Best and worst quarterly performance during this period

Fund	Performance
• Money Market Fund
Quarter ended December 31, 2000	1.59% (Best)
Quarters ended December 31, 2003, March 31, 2004 and June 30, 2004	0.19% (Worst)
• Core Fixed Income Fund
Quarter ended June 30, 1995	5.93% (Best)
Quarter ended March 31, 1996	– 3.03% (Worst)
• High Yield Bond Fund
Quarter ended June 30, 2003	8.37% (Best)
Quarter ended December 31, 2000	– 5.06% (Worst)
• Short Term Bond Fund
Quarter ended March 31, 2001	2.31% (Best)
Quarter ended June 30, 2004	– 0.68% (Worst)
• Total Return Bond Fund
Quarter ended December 31, 2000	5.57% (Best)
Quarter ended March 31, 1996	– 2.06% (Worst)

Average Annual Total Returns For the Periods ended December 31, 2006	1 Year	5 Years	10 Years
• Money Market Fund
Return Before Taxes	4.77%	2.24%	3.66%
Citigroup 3 Month T-Bill Index[1]	4.76%	2.35%	3.67%
• Core Fixed Income Fund
Return Before Taxes	3.88%	5.57%	5.82%
Return After Taxes on Distributions	2.32%	3.75%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	2.49%	3.69%	3.66%
Lehman Brothers Aggregate Bond Index[2]	4.33%	5.06%	6.24%

1The Citigroup 3 Month T-Bill Index represents the average of 90 day T-Bill rates for each of the prior three months adjusted to a bond equivalent basis.

2The Lehman Brothers Aggregate Bond Index is a market capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

8

Average Annual Total Returns For the Periods ended December 31, 2006	1 Year	5 Years	10 Years
• High Yield Bond Fund
Return Before Taxes	9.62%	8.32%	5.66%
Return After Taxes on Distributions	6.75%	5.17%	2.18%
Return After Taxes on Distributions and Sale of Fund Shares	6.16%	5.20%	2.61%
Citigroup High Yield Custom Index(3)	10.07%	9.81%	6.80%
• Short Term Bond Fund
Return Before Taxes	4.34%	2.63%	4.28%
Return After Taxes on Distributions	2.92%	1.64%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares	2.80%	1.66%	2.72%
Citigroup 1-Year Treasury Index(4)	4.24%	2.40%	4.23%
• Total Return Bond Fund
Return Before Taxes	5.27%	5.55%	6.88%
Return After Taxes on Distributions	3.51%	3.45%	4.29%
Return After Taxes on Distributions and Sale of Fund Shares	3.39%	3.48%	4.27%
Lehman Brothers Aggregate Bond Index(2)	1.33%	5.06%	6.24%

(3) The Citigroup High Yield Custom Index is a blend of the Citigroup High Yield Cash Pay Index and the Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of USD 100 million and a cap on the par amount of each issuer in the Index at USD 5 billion.

(4) The Citigroup 1-Year Treasury Index represents the return of one-year treasuries each month. It is determined by taking the 1-Year Treasury Bill at the beginning of each month and calculating its return.

9

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund Operating Expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load) or Rule 12b-1 distribution fees.

FEE TABLE

	Money Market	Core Fixed Income	High Yield Bond	Short Term Bond	Total Return Bond
Shareholder Transaction Fees
1) Redemption Fees	None	None	None	None	None
2) Exchange Fees	None	None	None	None	None
3) Contingent Deferred Sales Load	None	None	None	None	None
4) Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None	None
5) Maximum Sales Charge (Load) on Purchases	None	None	None	None	None

Annual Fund Operating Expenses
Management Fees	0.25%	0.40%	0.75%	0.50%	0.50%
Distribution (12b-1) Fees	None	None	None	None	None
Other Expenses	0.07%	0.39%	0.16%	0.16%	0.11%

Total Annual Fund Operating Expenses	0.32%	0.79%[1]	0.91%	0.66%[2]	0.61%[2]

1 The Advisor voluntarily agreed to reduce its fee or pay the operating expenses of the Fund to reduce Annual Fund Operating Expenses to 0.44% of Net Assets through August 1, 2007.

2 The Advisor voluntarily agreed to reduce its fee or pay the operating expenses of the Funds to reduce Annual Fund operating Expenses to 0.44% through December 31, 2007.

10

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Money Market	$33	$103	$180	$406
Core Fixed Income	81	252	439	978
High Yield Bond	93	290	504	1,120
Short Term Bond	67	211	368	822
Total Return Bond	62	195	340	762

11

TCW Money Market Fund

Investment Objectives/Approach

The Fund seeks current income, preservation of capital and liquidity. To pursue these goals, it invests in high credit quality, short-term money market securities which include the following: securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and time deposits; commercial paper and other short-term corporate obligations; repurchase agreements; and asset-backed securities. The Fund also seeks to maintain a constant net asset value of $1.00 per share. To pursue this goal, the Fund invests in money market instruments that have remaining maturities of 397 days or less (and an average portfolio maturity of 90 days or less on a dollar-weighted basis).

If the Fund’s board believes that any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take steps to eliminate or reduce these consequences. These steps include:

•	selling portfolio securities prior to maturity.

•	shortening the average maturity of the portfolio.

•	withholding or reducing dividends.

•	redeeming shares in kind.

•	utilizing a net asset value per share determined by using available market quotations.

12

Main Risks

This portfolio generally has the least investment risk of the TCW Funds because it invests in securities that have high credit ratings and short maturities.

The two primary risks affecting this Fund are “credit risk” and “interest rate risk.” Credit risk refers to the likelihood that the Fund could lose money if a money market issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an investment, or goes bankrupt. This Fund invests primarily in securities that have limited susceptibility to this risk. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investment may fall since fixed income securities generally fall in value when interest rates rise. Short-term money market instruments generally are affected less by changes in interest rates than fixed income securities with longer terms to maturity.

13

TCW Core Fixed Income Fund

Investment Objectives/Approach

The Fund seeks to provide maximum current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities. These debt securities, bearing fixed or variable interest rates, include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate) and other debt securities of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their values even more volatile than they were when acquired.

In managing the Fund’s investments, the Advisor uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The Advisor also utilizes active asset allocation in managing the Fund’s investments and monitors the duration of the Fund’s portfolio securities to mitigate the Fund’s exposure to interest rate risk.

The Fund may invest some assets in options, futures and foreign currency futures and forward contracts. These practices are used primarily to hedge the Fund’s portfolio but may also be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility. The Fund may also invest some assets in inverse floaters and

14

interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and be very sensitive to changes in interest rates.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer or the Advisor determines to take advantage of a better investment opportunity.

Philip A. Barach, Jeffrey E. Gundlach and James M. Hassett are the Fund’s portfolio managers.

15

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), “foreign investing risk” and “liquidity risk.” The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund invests primarily in high credit quality securities that have limited susceptibility to this risk. A portion of the Fund’s assets, however, will be invested in low credit quality securities, which may make the Fund more susceptible to credit risk. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations and stripped mortgage securities. Its holding of mortgage-backed securities can reduce returns if the owners of the underlying mortgages pay off their mortgage sooner than anticipated when interest rates go down. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and changes in currency exchange rates

16

•	withholding taxes

•	a lack of adequate company information

The risks of foreign investing are even more pronounced if the Fund invests in emerging markets. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance you could lose money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because the Fund invests in below investment grade fixed income securities and foreign securities, it is more susceptible to liquidity risks than funds that invest in higher quality investments or do not invest in foreign securities.

17

TCW High Yield Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in high yield/below investment grade bonds, commonly known as “junk” bonds. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer. It may invest in other high yield securities, including convertible and nonconvertible debt securities and convertible and non-convertible preferred stocks. The Fund may invest, to a limited extent, in securities rated below B- or the equivalent. Junk bonds are considered to be mostly speculative in nature. This gives the Fund more credit risk than the other TCW Fixed Income Funds, but also gives it the potential for higher returns.

Concepts to understand

Junk bonds are bonds that have a credit rating of BB or lower by rating agencies such as Moody’s Investors Service, Inc. and Standard & Poor’s Corporation.

In managing the Fund’s investments, the Advisor looks for companies that have:

•	strong credit profiles

•	favorable industry fundamentals

•	good management teams

•	stable cash flows

•	attractive yields for a given level of risk

Typically, the Fund sells an individual security when the issuer has experienced a material deterioration of the above referenced areas, the security reaches its targeted price, or the portfolio is rebalanced for diversification purposes.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

John A. Fekete and James M. Hassett are the Fund’s portfolio managers.

18

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk,” “liquidity risk” and, to a lesser extent, “foreign investing risk.” The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund is subject to high credit risk, because it invests primarily in high yield/below investment grade bonds. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because high yield bonds may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

19

TCW Short Term Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize current income. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations (collectively, the “Federal Agencies”), and in privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P or the equivalent by any other nationally recognized statistical rating organization.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their value even more volatile than they were when acquired.

Weighted average duration is the average duration of the securities in the portfolio weighted by market value.

Weighted average reset frequency is the average time to the next coupon reset date of the floating rate securities in the portfolio weighted by market value.

In managing the Fund’s investments, the Advisor seeks to construct a portfolio with a weighted average effective duration of no more than two years.

The Fund may invest some assets in inverse floaters and interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

Typically, the Fund sells an individual security when the Advisor determines to take advantage of a better investment opportunity.

Philip A. Barach and Jeffrey E. Gundlach are the Fund’s portfolio managers.

20

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), and “liquidity risk.” The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. The Fund may invest a portion of its assets in mortgage-backed securities which are not guaranteed by the U.S. Government such as those issued by Fannie Mae and Freddie Mac, which may make the Fund subject to substantial credit risk. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations, and stripped mortgage securities. Its holdings of mortgage-backed securities can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated when interest rates go down. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk refers to the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because mortgage-backed securities may be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities.

21

TCW Total Return Bond Fund

Investment Objectives/Approach

The Fund seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue these goals, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations (collectively, the “Federal Agencies”), and in privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P or the equivalent by any other nationally recognized statistical rating organization.

Concepts to understand

Duration is often used to measure the potential volatility of a bond’s price: bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with fixed maturities have a readily determinable duration. Bonds with uncertain payment schedules, such as mortgage-backed securities which can be prepaid, have durations which may vary or lengthen in certain interest rate environments, making their value even more volatile than they were when acquired.

Weighted average duration is the average duration of the securities in the portfolio weighted by market value.

Weighted average reset frequency is the average time to the next coupon reset date of the floating rate securities in the portfolio weighted by market value.

In managing the Fund’s investments, the Advisor seeks to construct a portfolio with a weighted average effective duration of no more than eight years.

The Fund may invest some assets in inverse floaters and interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

Typically, the Fund sells an individual security when the Advisor determines to take advantage of a better investment opportunity.

Philip A. Barach and Jeffrey E. Gundlach are the Fund’s portfolio managers.

22

Main Risks

The primary risks affecting this Fund are “credit risk,” “interest rate risk” (including “extension risk” and “prepayment risk”), and “liquidity risk.” The Fund’s returns may vary, and you could lose money.

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. The Fund may invest a portion of its assets in mortgage-backed securities which are not guaranteed by the U.S. Government such as those issued by Fannie Mae and Freddie Mac, which may make the Fund subject to substantial credit risk. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity and mortgage-backed securities, including collateralized mortgage obligations, and stripped mortgage securities. Because this Fund invests in mortgage-backed securities, it may be subject to extension risk and prepayment risk, which are both a type of interest rate risk. Extension risk is the possibility that rising interest rates may cause owners of the underlying mortgages to pay off their mortgages at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally drop in value more dramatically in response to rising interest rates than short or intermediate-term securities. Prepayment risk refers to the possibility that falling interest rates may cause owners of the underlying mortgages to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Liquidity risk refers to the possibility that the Fund may lost money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because mortgage-backed securities may be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities.

23

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer and the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

General Investment Risk

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for funds that invest primarily in debt securities. High credit quality investments also react in value to interest rate changes.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters and interest-only securities) behave similarly to leveraged instruments.

The Advisor may temporarily invest up to 100% of the Fund’s assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

24

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting debt instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Debt Securities

Debt securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrades.

The High Yield Bond portfolio consists of below investment grade corporate securities that are commonly known as junk bonds. In addition, the Core Fixed Income Fund may invest in debt instruments rated below investment grade. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. These securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived

25

adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for a Fund to value accurately certain portfolio securities.

“Interest rate risk” refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

26

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of currency exchange or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollars, the U.S. dollar value of the foreign security will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds may hold various foreign currencies

27

from time to time, the value of the net assets of those Funds as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Core Fixed Income Fund is authorized to enter into certain foreign currency futures and forward contracts. However, the Fund is not obligated to do so and, depending on the availability and cost of these techniques, the Fund may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. In addition, there is no assurance that such techniques will be used successfully, and the Fund could lose money through the use of such techniques. Please see the Statement of Additional Information for further information.

With respect to the Core Fixed Income Fund, the forward currency market for the purchase or sale of U.S. dollars in some countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, the Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly as regards forward contracts for local currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of a Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

28

Mortgage-Backed Securities

Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

Credit and Market Risks of Mortgage-Backed Securities. The investments by the Core Fixed Income, Short Term Bond and Total Return Bond Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Liquidity Risk of Mortgage-Backed Securities.  The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund

29

may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities, such as inverse floaters, and interest-only securities, suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations.  There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by

30

private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities.  Part of the investment strategy of the Core Fixed Income, Short Term Bond and Total Return Bond Funds involves interest-only Stripped Mortgage Securities. These investments may be highly sensitive to changes in interest and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgages likely would lower the Funds’ returns from stripped securities they hold.

Inverse Floaters.  The Core Fixed Income, Short Term Bond and Total Return Bond Funds may invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds index (COFI). Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. An inverse floater may behave like a security that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of the change in the index rate of interest. The “leverage-like” characteristics inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages.  ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

31

Asset-Backed Securities Risks

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

32

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $145 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Philip A. Barach	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
John A. Fekete	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.
Jeffrey E. Gundlach	Group Managing Director and Chief Investment Officer, the Advisor and Trust Company of the West; President and Chief Investment Officer, TCW Asset Management Company.
James M. Hassett	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

* Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investments in each Fund they manage, a description of their compensation structure and information regarding other accounts they manage.

33

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
Money Market	0.25%
Core Fixed Income	0.40%*
High Yield Bond	0.75%
Short Term Bond	0.50%*
Total Return Bond	0.50%*

* The Advisor has voluntarily waived a portion of its advisory fee to limit Annual Fund Operating Expenses to 0.44% of net assets.

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement of the Funds is contained in the Funds’ annual report to shareholders for the twelve months ended October 31, 2006.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

The Advisor also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Fund and its shareholders. The amount of these payments is determined from time to time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the Funds for these types of or other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

34

Multiple Class Structure

Certain of the TCW Funds offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the TCW Fixed Income Funds offers the I Class. The Core Fixed Income, High Yield Bond and Total Return Bond Funds also offer the N Class. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are also offered by a separate prospectus at the current net asset value, but will be subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Because the expenses of each class may differ, the performance of each class is expected to differ.

35

Your Investment

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for Fund shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open except for the Money Market Fund. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Purchase orders for shares of the Money Market Fund are accepted on each day both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open for business (“Business Day”). Currently the only scheduled days on which the NYSE is open and the Federal Reserve Bank is closed are Columbus Day and Veterans’ Day. The only scheduled day the Federal Reserve Bank of Newe York is open and the NYSE is closed is Good Friday. Orders received by a Fund’s transfer agent from dealers, brokers or other service providers (“financial intermediary”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off on the Business Day. Your financial intermediary is responsible for transmitting such orders promptly.

A purchase order is made in the Money Market Fund on the Business Days when the money is received electronically by the Money Market Fund’s transfer agent by 4:00 p.m. Eastern time. A check received by the transfer agent is purchased into the Money Market Fund on the following Business Day. The Money Market Fund may at its discretion reject any purchase order for its shares. The Money Market Fund’s deadline for accepting purchase orders when the bond markets or the Federal Reserve Bank of New York close early shall be 1:00 p.m. Eastern time. Early close days are those recommended by the Bond Market Association. A Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a higher price or lower price than actual market quotations or value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of

36

judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Minimums

	Initial	IRA	Additional
All Fixed Income Funds	$2,000	$500	$250

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on dometic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable to an existing shareholder, will also not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Funds’ transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account

37

application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Funds’ transfer agent or a dealer, broker or other service provider. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Redemption orders for the Money Market Fund will be accepted only on Business Days and must be transmitted to the transfer agent by 4:00 p.m. Eastern time. The Money Market Fund’s deadline for accepting redemption orders when the bond markets or the Federal Reserve Bank of New York close early shall be 1:00 p.m. Eastern time. Early close days are those recommended by the Bond Market Association.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Check writing privilege

You may request checks which may be drawn on your Money Market Fund account. These checks may be drawn in amounts of $100 or more, may be made payable to the order of any person and may be cashed or deposited.

You can set up this service with your New Account Form or by calling 800-248-4486.

38

Exchange privilege

You can exchange from one Class I Fund into another. You must meet the investment minimum for the Fund you are exchanging into. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem Fund shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of Fund shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Funds’ distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice. If your account with the Money Market Fund drops below $2,000 as a result of redemptions and or exchanges, the Fund may close your account and send you the proceeds upon 30 days’ written notice.

39

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reason measures include a requirement for a caller to provide certain personal identifying information.

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor wil not benefit from any subsequent increase in the net

40

asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these trading limits are permitted to redeem their shares. In addition, exchanges and redemptions out a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations or designee, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to the TCW Money Market Fund, certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

41

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New
Account Form and a check made payable to
TCW                  Fund to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone

Please contact the Investor Relations Department at
(800) FUND TCW (386-3829) for a New Account Form.

The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW                      Fund

(Name on the Fund Account)

(Fund Account Number)

Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Via Exchange Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

42

TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

•your name(s) and signature(s) as they appear on the account form

•your account number

•the Fund name

•the dollar amount you want to sell or exchange

•how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation..

Telephone redemption requests must be for a minimum of $1,000.
Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

43

TO SELL OR EXCHANGE SHARES
Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.	To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486 Outside the U.S. (414) 765-4124 (collect)

You may elect to terminate your participation in the plan at any time by contracting the transfer agent sufficiently in advance of the next withdrawal date.

44

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund except the Money Market Fund will be accrued and paid monthly. Dividends from net investment income for the Money Market Fund will be declared and paid each weekday exclusive of days the New York Stock Exchange or the Fund’s custodian bank is closed. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax Advisor for further information.

45

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll free number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Funds to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). There complete holdings lists are not contained on the Fund’s website. Top ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly

46

available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Funds, including the Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrators, as necessary for the provision of services to the Funds. No compensation is received by the Funds or the Advisor in connection with the disclosure of portfolio holdings information.

47

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Money Market Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income[2]	0.0447	0.0252	0.0091	0.0100	0.0170

Less Distributions:
Distributions from Net Investment Income	(0.0447)	(0.0252)	(0.0091)	(0.0100)	(0.0170)

Net Asset Value per Share, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	4.56%	2.53%	0.91%	1.00%	1.74%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$564,916	$605,886	$513,590	$379,079	$514,817
Ratio of Expenses to Average Net Assets	0.32%	0.34%	0.35%	0.37%[1]	0.35%[1]
Ratio of Net Investment Income to Average Net Assets	4.45%	2.52%	0.91%	1.00%	1.70%

1The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 0.40% of net assets. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.37% (the reimbursement is less than 0.01%) and 0.35% (the reimbursement is less than 0.01%) for years ended October 31, 2003 and 2002, respectively.

2Computed using average shares throughout the period.

48

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Core Fixed Income Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$9.69	$10.17	$10.00	$9.67	$9.63

Income (Loss) from Investment Operations:
Net Investment Income[1]	0.38	0.39	0.43	0.46	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.07	(0.36)	0.21	0.38	0.03

Total from Investment Operations	0.45	0.03	0.64	0.84	0.53

Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.51)	(0.47)	(0.51)	(0.49)

Net Asset Value per Share, End of Year	$9.70	$9.69	$10.17	$10.00	$9.67

Total Return	4.74%	0.26%	6.57%	8.82%	5.71%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$36,478	$43,945	$42,674	$49,770	$56,851
Ratio of Expenses to Average Net Assets	0.79%	0.81%	0.81%	0.84%	0.79%
Ratio of Net Income to Average Net Assets	3.95%	3.90%	4.23%	4.65%	5.20%
Portfolio Turnover Rate	90.58%	97.60%	73.55%	127.30%	119.71%

1Computed using average shares outstanding throughout the period.

49

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW High Yield Bond Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$6.83	$7.26	$7.03	$6.17	$6.94

Income (Loss) from Investment Operations:
Net Investment Income[1]	0.49	0.52	0.54	0.58	0.62
Net Realized and Unrealized (Loss) on Investments	0.06	(0.39)	0.26	0.88	(0.74)

Total from Investment Operations	0.55	0.13	0.80	1.46	(0.12)
Less Distributions:
Distributions from Net Investment Income	(0.53)	(0.56)	(0.57)	(0.60)	(0.65)

Net Asset Value per Share, End of Year	$6.85	$6.83	$7.26	$7.03	$6.17

Total Return	8.41%	1.74%	11.77%	24.53%	(2.23)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$109,167	$146,266	$259,228	$285,435	$277,422
Ratio of Expenses to Average Net Assets	0.91%	0.88%	0.90%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	7.18%	7.26%	7.56%	8.67%	9.02%
Portfolio Turnover Rate	87.48%	97.52%	99.77%	146.65%	55.18%

1Computed using average shares outstanding throughout the period.

50

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Short Term Bond Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$9.44	$9.53	$9.50	$9.69	$9.83

Income (Loss) from Investment Operations:
Net Investment Income[1]	0.35	0.26	0.19	0.19	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.03	(0.11)	0.02	(0.07)	(0.10)

Total from Investment Operations	0.38	0.15	0.21	0.12	0.25

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.24)	(0.18)	(0.31)	(0.39)

Net Asset Value per Share, End of Year	$9.46	$9.44	$9.53	$9.50	$9.69

Total Return	4.08%	1.55%	2.26%	1.27%	2.64%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$108,605	$71,969	$17,509	$18,918	$20,205
Ratio of Expenses to Average Net Assets[2]	0.49%	0.65%	0.95%	1.00%	1.00%
Ratio of Total Expenses to Average Net Assets[3]	0.51%	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.74%	2.76%	1.98%	1.93%	3.56%
Portfolio Turnover Rate	42.09%	38.30%	44.05%	91.01%	107.51%

1Computed using average shares outstanding throughout the period.

2The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 0.44% of the Fund’s average daily net assets which came into effect on February 1, 2006. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.66%, 0.80%, 1.10%, 1.20%, and 1.17% for the years ended October 31, 2006, 2005, 2004, 2003, and 2002, respectively.

3Includes interest expense on repurchase agreements.

51

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Total Return Bond Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$9.40	$9.64	$9.57	$9.95	$9.81

Income (Loss) from Investment Operations:
Net Investment Income[2]	0.46	0.49	0.45	0.57	0.76
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(0.26)	0.11	(0.26)	0.13

Total from Investment Operations	0.52	0.23	0.56	0.31	0.89

Less Distributions:
Distributions from Net Investment Income	(0.45)	(0.47)	(0.49)	(0.69)	(0.75)

Net Asset Value per Share, End of Year	$9.47	$9.40	$9.64	$9.57	$9.95

Total Return	5.72%	2.37%	5.99%	3.14%	9.43%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$352,546	$220,671	$171,790	$144,345	$134,474
Ratio of Expenses to Average Net Assets	0.44%[1]	0.44%[1]	0.44%1	0.51%[1]	0.70%
Ratio of Net Investment Income to Average Net Assets	4.86%	5.12%	4.73%	5.76%	7.78%
Portfolio Turnover Rate	21.84%	24.39%	32.82%	59.84%	25.89%

1The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the I Class is 0.44% of the class’ daily net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.61%, 0.64%, 0.67% and 0.69% for the years ended October 31, 2006, 2005, 2004 and 2003, respectively.

2Computed using average shares outstanding throughout the period.

52

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at http://www.sec.gov to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or by electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829) or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

53

TCW Funds, Inc.

This prospectus tells you about the Class I shares of four of the separate investment funds offered by TCW Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully, and keep it for future reference. Sometimes we will refer to the Funds in this Prospectus as the TCW International Funds.

TCW Asia Pacific Equities Fund

TCW Emerging Markets Equities Fund

TCW Emerging Markets Income Fund

TCW Global Equities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Funds, Inc.	Investment Objective	Principal Investment Strategies
TCW Asia Pacific Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in the Asia Pacific Region, except Australia, Japan and New Zealand, or securities convertible into such equity securities.
TCW Emerging Markets Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in emerging market countries around the world.
TCW Emerging Markets Income Fund	High total return from current income and capital appreciation	Invests in debt securities issued by Emerging Market Country governments or their agencies or instrumentalities or private corporate issuers.
TCW Global Equities Fund	Long-term capital appreciation	Invests in equity securities of companies located in countries in the MSCI World Index.

2

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Fund will do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the TCW International Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in the Funds’ portfolio will underperform the other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. Each Fund is subject to foreign investing risk because it invests primarily in the assets of foreign governments or companies. Because the Asia Pacific Equities, Emerging Markets Equities and Emerging Markets Income Funds invest in

3

securities of emerging market countries, the risk factors listed above are more likely to occur. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the TCW International Funds hold various foreign currencies, the value of the net assets of these Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates.

•	PORTFOLIO MANAGEMENT RISK

There is the possibility that the strategies used by the Advisor and its securities selections will fail to produce the intended results.

•	NON-DIVERSIFICATION RISK

Because a relatively high percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurence than a diversified fund.

Each Fund may also be subject (in varying degrees) to the following risks:

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Each Fund is subject to liquidity risk because foreign securities may be less liquid than U.S. securities.

•	PRICE VOLATILITY

There is the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. Each Fund (except the Emerging Markets Income Fund) is subject to this risk. In addition, the Emerging Markets Income Fund is subject to price volatility because it invests in low rated emerging market debt and defaulted securities.

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as payment of principal and/or interest on an instrument, or goes bankrupt.

Because the TCW International Funds are non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, they may invest more than 5%

4

of its total assets in the securities of any one issuer. Consequently, their exposure to credit and market risks associated with that issuer is increased.

A more detailed explanation of risks is presented under the “Risk Considerations of Investing” section at page 23.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person; you may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Performance Summary

The barchart and table below show each Fund’s annual and after-tax returns and its long-term performance with respect to its Class I shares. The barchart shows you how the Fund’s performance has varied from year to year and includes the performance of the predecessor limited partnership of each Fund (except for the Asia Pacific Equities and Emerging Markets Equities Funds), which were managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Funds. The table compares the before and after tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”). Both tables assume reinvestment of dividends and distributions.

The performance of the partnerships were calculated using performance standards applicable to private investment partnerships, which take into account all elements of total return and reflect the deduction of all fees and expenses of operation. The predecessor limited partnerships were not registered under the 1940 Act and, therefore, were not subject to certain investment restrictions imposed by 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the limited partnerships had been registered under the 1940 Act their performance could have been adversely affected.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

5

Year by year total return (%)

as of December 31 each year

TCW Asia Pacific Equities Fund

TCW Emerging Markets Equities Fund

6

TCW Emerging Markets Income Fund

TCW Global Equities Fund

7

Best and worst quarterly performance during this period

Fund	Performance
• Asia Pacific Equities Fund
Quarter ended December 31, 1999	46.17% (Best)
Quarter ended December 31, 1997	– 31.29% (Worst)
• Emerging Markets Equities Fund
Quarter ended December 31, 1999	39.09% (Best)
Quarter ended September 30, 1998	– 24.90% (Worst)
• Emerging Markets Income Fund
Quarter ended December 31, 1998	18.53% (Best)
Quarter ended September 30, 1998	– 32.60% (Worst)
• Global Equities Fund
Quarter ended December 31, 1999	29.72% (Best)
Quarter ended September 30, 2002	– 23.86% (Worst)

Average Annual Total Returns For the Periods ended December 31, 2006	1 Year	5 Years	From Inception/ Registration or 10 Years
• Asia Pacific Equities Fund
Return Before Taxes	34.89%	17.12%	6.99%*
Return After Taxes on Distributions	32.46%	16.18%	5.87%*
Return After Taxes on Distributions and Sale of Fund Shares	23.71%	14.75%	5.49%*

MSCI Total Return All Countries Far East Free (ex-Japan) Index(1)	32.20%	20.04%	2.86%*
• Emerging Markets Equities Fund
Return Before Taxes	28.11%	22.19%	8.57%*
Return After Taxes on Distributions	27.94%	21.65%	8.24%*
Return After Taxes on Distributions and Sale of Fund Shares	18.43%	19.39%	7.38%*

MSCI Emerging Markets Free Equity Index(2)	32.59%	26.97%	9.40%*
• Emerging Markets Income Fund
Return Before Taxes from Registration Date (6/1/98)	8.21%	13.95%	10.97%
Return After Taxes on Distributions from Registration Date	5.20%	9.20%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	6.40%	9.36%	6.50%

JP Morgan EMBI Global Diversified Index from Registration Date(3)	9.86%	13.43%	11.15%

Return Before Taxes Including Limited Partnership Performance	8.21%	13.95%	11.15%

8

Average Annual Total Returns For the Periods ended December 31, 2006	1 Year	5 Years	From Inception/ Registration or 10 Years
• Global Equities Fund
Return Before Taxes from Registration Date (11/1/97)	21.07%	10.24%	5.81%
Return After Taxes on Distributions from Registration Date	21.02%	10.23%	5.15%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	13.77%	8.93%	4.67%

MSCI World Index from Registration Date(4)	20.65%	10.49%	7.43%

Return Before Taxes Including Limited Partnership Performance	21.07%	10.24%	5.82%

*Represents 10 year return

(1) The MSCI Total Return USD All Countries Far East (ex-Japan) Index is a market capitalization-weighted equity index comprising nine countries in the Far East-two developed markets excluding Japan and seven emerging markets.

(2) The MSCI Emerging Markets Free Equity Index is a market capitalization-weighted index of over 800 stocks traded in 26 world markets.

(3) The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of US dollars and other external currency-denominated Brady bonds, loans, Eurobonds and local market debt instruments traded in emerging markets.

(4) The MSCI World Index is an unmanaged market capitalization-weighted Index that is designed to represent the performance of developed stock markets of 23 countries throughout the world, including the United States, Europe, Canada, Australia, New Zealand and the Far East-comprising approximately 1,921 securities, with values expressed in US dollars.

9

Fund Expenses

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load) or Rule 12b-1 distribution fees. However, the TCW International Funds have a 2.00% short-term redemption/exchange fee on shares owned less than 90 days.

FEE TABLE

		Asia Pacific Equities	Emerging Markets Equities	Emerging Markets Income	Global Equities
Shareholder Transaction Fees
1)	Redemption Fees	2.00%	2.00%	2.00%	2.00%
2)	Exchange Fees	2.00%	2.00%	2.00%	2.00%
3)	Contingent Deferred Sales Load	None	None	None	None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None
5)	Sales Charges (Load) on Purchases	None	None	None	None

Annual Fund Operating Expenses
	Management Fees	1.00%	1.00%	0.75%	0.75%
	Distribution (12b-1) Fees	None	None	None	None
	Other Expenses	1.05%	1.40%	0.42%	0.53%
	Total Annual Fund Operating Expenses	2.05%(1)	2.40%(2)	1.17%	1.28%

(1) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.85% of net assets as a result of the expense limitation.

(2) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.94% of net assets as a result of the expense limitation.

10

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Asia Pacific Equities	$208	$643	$1,103	$2,379
Emerging Markets Equities	$243	$748	$1,280	$2,736
Emerging Markets Income	$119	$372	$644	$1,420
Global Equities	$130	$406	$702	$1,545

11

TCW Asia Pacific Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of companies in the Asia Pacific Region (“Asia-Pacific Countries”), except Australia, Japan and New Zealand. At least 80% of the value of the Fund’s net assets (plus amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities of Asian Pacific Companies, including rights or warrants to purchase common or preferred stocks; securities convertible into common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); equity linked notes; and other securities with equity characteristics. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign security. GDRs are receipts typically issued by a foreign bank or trust company which evidence ownership of the underlying foreign securities.

Concepts to understand

Asia Pacific Company is a company that: (i) is organized under the laws of an Asia-Pacific Country or has a principal office in Asia; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Asia-Pacific Countries or has at least 50% of its assets situated in Asia-Pacific Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Asia-Pacific Country.

The Fund will generally invest its portfolio securities among at least three Asia-Pacific Countries.

In managing the Fund’s investments, the Sub-Advisor utilizes an investment process that incorporates both a “top-down” and “bottom-up” analysis of the Asia-Pacific Countries. The “top-down” analysis focuses on an evaluation of the global environment. The Sub-Advisor then complements its “top-down” analysis with a “bottom-up” analysis. The Sub-Advisor uses “bottom-up” analysis to determine country allocation based on estimated earnings. The key factors that may be used by the Sub-Advisor in assessing the potential for an expansion (rerating) or contraction (derating) of a stock market’s earnings multiple are:

•	liquidity

•	historical valuations

•	the sustainability of economic growth and political environment

12

The Sub-Advisor then performs an industry analysis and screens companies based on certain quantitative analyses.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Sub-Advisor determines to take advantage of a better investment opportunity.

The Fund may invest some assets in foreign currency futures, forward contracts, options and futures. These practices are used primarily to hedge the Fund’s portfolio but may be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences, such as increased realized gains, for investors.

Winson Fong and Ken Park are the Fund’s portfolio managers.

13

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio of non-U.S. stocks, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk,” “price volatility,” “equity risk” and “geographic concentration risk.” Because the Fund invests almost all of its assets in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies. The Fund’s returns may vary and you could lose money. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions. Geographic concentration risk is the risk that the Fund will focus its investments in a particular region. Because the Advisor concentrates the Fund’s in the Asia Pacific Region, the Fund’s performance is expected to be closely tied to social, political and economic conditions within the region and to be more volatile than the performance of more geographically diversified funds.

14

TCW Emerging Markets Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests primarily in equity securities of companies in Emerging Market Countries.

The Fund will generally invest its assets among at least five Emerging Market Countries. At least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in Emerging Market Company equity-related securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. Equity-related securities include common and preferred stocks; rights or warrants to purchase common or preferred stocks; securities convertible into common or preferred stocks; ADRs; GDRs; and other securities with equity characteristics.

Concepts to understand

Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”), as well as Bahrain, Brunei, Cyprus, Greece, Hong Kong, Israel, Kuwait, Macau, Qatar, Saudi Arabia, Singapore, Slovenia, South Korea, Taiwan and the United Arab Emirates.

Emerging Market Company is a company that: (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Emerging Market Countries or has at least 50% of its assets situated in Emerging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

In managing the Fund’s investments, the Sub-Advisor utilizes a process which combines asset allocation, stock selection and market dynamics. This process combines the Sub-Advisor’s country targets with its best stock ideas, using market dynamics and judgment to construct the Fund’s investment portfolio. In allocating investments among Emerging Markets Countries, the Sub-Advisor attempts to integrate an assessment of how the global environment affects a particular country, with an analysis of internal economic, political, market and valuation factors.

In selecting individual stocks, the Sub-Advisor first uses qualitative and quantitative criteria. These qualitative and quantitative criteria include a variety of factors such as: quality of management, corporate governance record, corporate competitive advantage, company operating environment, valuation measures (i.e., price/earnings ratio, price/book value ratio), the company’s return on equity and the company’s debt level. The Sub-Advisor then subjects companies that make it

15

through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	quality of earnings

•	key drivers and sensitivities of earnings

•	short term and long term earnings potential

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Sub-Advisor determines to take advantage of a better investment opportunity.

The Fund may invest assets in options, futures, foreign currency futures and forward contracts. These practices are used to hedge the Fund’s portfolio but may be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund may engage in frequent trading practices which may result in increased Fund transaction expenses and have tax consequences, such as increased realized gains, for investors.

Sarah Pohlinger is the Fund’s portfolio manager.

16

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio of non-U.S. stocks, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk,” “price volatility” and “equity risk.” Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies. The Fund’s returns may vary and you could lose money. Equity risk is the risk that stocks and other equity securities generally fluctuate more in value than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

17

TCW Emerging Markets Income Fund

Investment Objectives/Approach

The Fund seeks high total return from current income and capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries, or debt securities denominated in the currency of an Emerging Market Country. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The debt securities in which the Fund may invest may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” The Fund will generally invest in at least four Emerging Market Countries.

Concepts to understand

Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as Bahrain, Brunei, Cyprus, Greece, Hong Kong, Israel, Kuwait, Macau, Qatar, Saudi Arabia, Singapore, Slovenia, South Korea, Taiwan and the United Arab Emirates.

Emerging Market Company is a company that: (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services performed in Emerging Market Countries or has at least 50% of its assets situated in Emerging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

In allocating investments among the various Emerging Market Countries, the Advisor attempts to analyze internal political, market and economic factors. The factors include:

•	public finances

•	monetary policy

•	external accounts

•	financial markets

•	foreign investment regulations

•	stability of exchange rate policy and labor conditions

The Fund may invest up to 40% of its total assets in structured investments that may be either subordinated or unsubordinated, and in indexed debt securities.

The Fund may invest up to 20% of its total assets in defaulted securities. The Fund will invest in defaulted corporate securities where the Advisor believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition,

18

the Fund may invest in defaulted sovereign investments where the Advisor believes the expected debt sustainability of the country exceeds current market valuations.

The Fund may invest assets in options, swaps (including credit default swaps), futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer, there are negative macro geo-political considerations that may affect the issuer or the Advisor determines to take advantage of a better investment opportunity.

Luz M. Padilla is the Fund’s portfolio manager.

19

Main Risks

The primary risks affecting this Fund are “foreign investing risk,” “liquidity risk,” “credit risk,” “interest rate risk,” “price volatility,” and “defaulted securities risk.” The Fund’s returns may vary, and you could lose money. Because the Fund invests in securities issued by foreign governments or companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risk factors are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because lower quality securities and foreign securities may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality or U.S. securities. Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund may be subject to greater credit risk, because it invests in securities that are below investment grade or have no minimum credit rating. Debt securities that are rated below investment grade are considered to be speculative with respect to an issuer’s ability to pay principal and interest. Those securities rated below investment grade are also commonly known as “junk” bonds. This is especially true during periods of economic uncertainty or during economic downturns. Interest rate risk refers to the possibility that the value of the Fund’s portfolio investments may fall when interest rates rise. Changes in interest rates may have a significant effect on the Fund, because it may hold securities with long terms to maturity and may use hedging techniques. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the value of its investments go up or down. The Fund may be subject to greater price volatility than funds that invest in the securities of U.S. issuers. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in a bankruptcy or insolvency proceeding) is subject to significant uncertainties. Insolvency laws and practices in foreign issuers’ jurisdictions are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers is considered speculative.

20

TCW Global Equities Fund

Investment Objectives/Approach

The Fund seeks long-term appreciation. To pursue this goal, it invests principally in the equity securities of companies in countries in the MSCI World Index. Countries in the MSCI World Index include Australia, Canada, Hong Kong, Japan, New Zealand, Singapore the United States and those located in Western Europe. At least 80% of the value of the Fund’s net assets (plus amounts borrowed for investment purposes) will be invested except when maintaining a temporary defensive position in the equity securities of companies in countries in the MSCI World Index, including common stocks; preferred stocks; rights or warrants to purchase common or preferred stock; American Depository Receipts (“ADRs”); Global Depository Receipts (“GDRs”); and securities convertible into common or preferred stocks. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign security. GDRs are receipts typically issued by a foreign bank or trust company which evidence ownership of the underlying foreign securities.

Concepts to understand

Capital appreciation is an investment objective of having the goal of selecting securities with the potential to rise in price rather than payout income.

In managing the Fund’s investments, the Sub-Advisor utilizes active portfolio management combining quantitative and fundamental analysis. The Sub-Advisor also utilizes a “bottom-up” approach based on:

•	stock screening and ranking according to relativie value and sustainable growth criteria

•	a dynamic style rotation process

•	a fundamental comparative analysis

Typically, the Fund sells an individual security when there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor, style weightings are rebalanced, the investment becomes fully valued or the Sub-Advisor determines to take advantage of a better investment opportunity.

Michel Menigoz is the Fund’s portfolio manager.

21

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio of non-U.S. stocks, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting the Fund are “foreign investing risk,” “liquidity risk,” “price volatility,” and “equity risk.” Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	a lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risks are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund also is subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the value of its investments go up or down. The Fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies. The Fund returns may vary and you could lose money. Equity risk is the risk that stocks and other equity securities generally fluctuate more in value than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

22

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about the type of security, market reactions to political or economic events, and tax and regulatory effects (including the lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up.

Prices of most securities tend to be more volatile in the short-term. Therefore, an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the long term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

23

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. Foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds hold various foreign currencies from time to time, the value of the net assets of those Funds as measured in U.S.

24

dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the TCW International Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these techniques, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. In addition, there is no assurance that such techniques will be used successfully, and the Funds could lose money through the use of such techniques. Please see the Statement of Additional Information for further information.

With respect to the Emerging Markets Equities and Emerging Markets Income Funds, the forward currency market for the purchase or sale of U.S. dollars in most Latin American countries is not highly developed, and, in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, the Funds may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regard to forward contracts for local currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

25

Investors should recognize that investing in securities of emerging market countries through investment in the TCW International Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Risks Associated With

Emerging Market Countries

Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage

26

commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other Funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the TCW International Funds invest and adversely affect the value of a Fund’s assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recession and government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

27

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk”. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Debt Securities

Debt securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrades.

The Emerging Markets Income Fund may invest in debt instruments rated below investment grade or in default. Debt securities that are rated below investment grade or which are in default are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund were investing in higher quality bonds. In

28

addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for a Fund to value accurately certain portfolio securities.

“Interest rate risk” refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of debt securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

29

Each of the TCW International Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of its assets in individual issuers than a diversified investment company. In this regard, the Fund is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

Non-Diversified Status

Because a relatively high percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of a Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

30

Management of the Funds

Investment Advisor

The Funds’ investment Advisor is TCW Investment Management Company and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services had approximately $145 billion under management or committed to management.

Investment Sub-Advisors

Société Générale Asset Management International Ltd. (“SGAMI”) (regulated by the Financial Services Authority in the United Kingdom), Sub-Advisor to the Emerging Markets Equities and Global Equities Funds is headquartered at Exchange House, 9th Floor, Primrose Street, London, United Kingdom EC2A 2EF. SG Asset Management (Singapore) Ltd. (“SGAM Singapore”), Sub-Advisor to the Asia Pacific Equities Fund is headquartered at #13-03 80 Robinson Road, Singapore 068898.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Winson Fong	Chief Investment Officer, SGAM Singapore.
Michel Menigoz	Head of Global Equities, Société Générale Asset Management S.A.
Luz M. Padilla	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Ken Park	Senior Portfolio Manager, SGAM Singapore since August 2005. Previously, a market specialist with Schroeders Korea Ltd.
Sarah Pohlinger	Fund Manager, of SGAMI Management Company.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in the Funds, a description of their compensation structure and information about the accounts they manage.

31

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
Asia Pacific Equities	1.00%
Emerging Markets Equities	1.00%
Emerging Markets Income	0.75%
Global Equities	0.75%

The Advisor has retained, at its sole expense, SGAM Singapore to provide investment advisory services for the Asia Pacific Equities Fund and SGAMI to provide investment advisory services for the Emerging Markets Equities and Global Equities Funds. Under the Sub-Advisory Agreements, the Sub-Advisors assist the Advisor in performing its advisory functions in respect of the Funds.

A discussion regarding the basis for the Board of Directors approval of the Advisory and Sub-Advisory Agreements of the Funds is contained in the Funds’ annual report to shareholders for the twelve months ended October 31, 2006.

The Advisory and Sub-Advisory Agreements provide that the Advisor and Sub-Advisors, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor or Sub-Advisors in the performance of their duties or from reckless disregard by them of their duties under each respective agreement.

The Advisor also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Fund and its shareholders. The amount of these payments is determined from time to time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the Funds for these types of or other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

32

Multiple Class Structure

Certain of the TCW Funds offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the TCW International Funds offers the I Class. The Emerging Markets Income Fund and the Global Equities Fund also offer the Class N shares by separate prospectus. Shares of each class of a Fund represents an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Because the expenses of each class may differ, the performance of each class is expected to differ.

33

Your Investment

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for Fund shares is the Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders received by a Fund’s transfer agent from dealers, brokers or other service providers (“financial intermediary”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 p.m. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. A Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particulary relevant for Funds that hold securities that trade primarily in overseas markets because of the time difference between when foreign markets close and when the Funds calculate their net asset values, and are also relevant to the extent a Fund holds securities of companies with relatively small capitalizations because the market prices of such securities may be less reliable and more volatile than securities of larger companies. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.

The Board of Directors has authorized the use of a research service to assist with the determination of the fair value of certain foreign securities except with respect to the Emerging Markets Income Fund. A research service may use statistical analyses and quantitative models to fair value as of the time a Fund calculates its net asset value, and there can be no assurance that markets will continue to behave in a fashion reflected in the models used by the service. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

34

Minimums

	Initial	IRA	Additional
All International Funds	$2,000	$500	$250

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable to an existing shareholder, will also not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to

35

change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Funds’ transfer agent or a dealer, broker or other service provider. However, the Funds are not intended to serve as a vehicle for frequent trading activity because such trading may disrupt management of the Funds, generate expenses and adversely affect performance. Accordingly, the TCW International Funds impose a short-term redemption fee on shares owned less than 90 days equal to 2.00% of the value of the shares redeemed. This amount will be paid to the applicable Fund, not to the Advisor. The redemption fee is designed to offset the costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. This redemption fee does not apply to 401(k) or other group retirement accounts (although the redemption fee is applied to the Advisor’s retirement savings program), to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short term trading), to certain omnibus accounts maintained by brokers and other financial institutions, to automatic investment programs such as dividend reinvestment, or to transactions pursuant to the Funds’ systematic investment or withdrawal program. The redemption fee will be waived in the event of death of a shareholder. Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may not be subject to the TCW International Funds’ redemption fee policy, shareholders trading through such accounts may redeem their shares more frequently than other shareholders, which could have an adverse impact on Fund performance.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

36

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Fund into another. The Funds are not intended to serve as a vehicle for frequent trading because such trading may disrupt management of the Fund, generate expenses and adversely affect performance. Accordingly, the TCW International Funds have a short-term exchange fee on shares owned less than 90 days equal to 2.00% of the value of the shares exchanged. You must meet the investment minimum of the Fund you are exchanging into. The exchange fee does not apply to 401(k) or other group retirement accounts (although the exchange fee is applied to the Advisor’s retirement savings program), to certain omnibus accounts maintained by brokers and other financial institutions, and to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may, not be subject to the TCW International Funds’ exchange fee policy, shareholders trading through such accounts may exchange their shares more frequently than other shareholders, which could have an adverse impact on Fund performance.

Third party transactions

You may buy and redeem Fund shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of Fund shares are arranged and settlement is made at an investors

37

election through a registered broker-dealer other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General policies

If your account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

38

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information.

Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive

39

trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor wil not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these trading limits are permitted to redeem their shares. In addition, exchanges and redemptions out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to the TCW Money Market Fund, certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been

40

applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

41

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing
Complete the New Account Form. Mail your New Account Form and a check made payable to TCW Fund to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)
Via Express, Registered or Certified Mail
TCW Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services LLC
Account No. 182380074993
Further Credit: TCW Fund
(Name on the Fund Account)
(Fund Account Number)
Via Exchange
Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

42

TO SELL OR EXCHANGE SHARES
By Mail
Write a letter of instruction that includes:
•your name(s) and signature(s) as they appear on the account form •your account number •the Fund name •the dollar amount you want to sell or exchange •how and where to send the proceeds
Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).
Mail your letter of instruction to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation..

Telephone redemption requests must be for a minimum of $1,000.

43

Systematic Withdrawal Plan:    As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contracting the transfer agent sufficiently in advance of the next withdrawal date.
To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486 Outside the U.S. (414) 765-4124 (collect)

44

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of the Emerging Markets Income Fund will be declared and paid monthly. Dividends from the net investment income of each other Fund will be declared and paid annually. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax Advisor for further information.

45

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll free number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Funds to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). There complete holdings lists are not contained on the Fund’s website. Top ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly

46

available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Funds, including the Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Funds. No compensation is received by the Funds or the Advisor in connection with the disclosure of portfolio holdings information.

47

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Asia Pacific Equities Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$10.21	$9.09	$8.92	$6.61	$6.20

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08	0.15	0.05	0.02	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	3.27	1.39	0.15	2.29	0.44

Total from Investment Operations	3.35	1.54	0.20	2.31	0.41

Less Distributions:
Distributions from Net Investment Income	(0.13)	(0.04)	(0.03)	—	—
Distributions from Net Realized Gain	(0.78)	(0.38)	—	—	—

Total Distributions	(0.91)	(0.42)	(0.03)	—	—

Redemption Fees	0.00 (2)	0.00 (2)

Net Asset Value per Share, End of Year	$12.65	$10.21	$9.09	$8.92	$6.61

Total Return	34.52%	17.26%	2.28%	34.95%	6.61%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$22,979	$16,889	$11,678	$12,132	$8,777
Ratio of Expenses to Average Net Assets(3)	1.85%	1.97%	2.10%	2.21%	2.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.73%	1.50%	0.55%	0.32%	(0.40)%
Portfolio Turnover Rate	131.13%	192.31%	119.25%	137.49%	88.24%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $0.01.

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 2.05%, 2.46%, 2.45%, 2.48% and 2.18% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

48

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Emerging Markets Equities Fund

	Year Ended October 31
	2006		2005		2004		2003	2002
Net Asset Value per Share, Beginning of Year	$12.78		$10.12		$8.95		$6.42	$6.24

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.21		0.11		0.06	0.08
Net Realized and Unrealized Gain (Loss) on Investments	3.45		2.65		1.14		2.56	0.18

Total from Investment Operations	3.61		2.86		1.25		2.62	0.26

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.20)		(0.08)		(0.09)	(0.08)

Redemption Fees	0.01		0.00	(3)	—		—	—

Net Asset Value per Share, End of Year	$16.17		$12.78		$10.12		$8.95	$6.42

Total Return	28.59%		28.70%		14.01%		41.32%	4.14%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$14,439		$12,500		$8,155		$19,367	$24,504
Ratio of Expenses to Average Net Assets	1.94%	(1)	2.03%	(1)	2.11%	(1)	1.85%	1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.02%		1.80%		1.12%		0.90%	1.16%
Portfolio Turnover Rate	149.58%		84.22%		137.15%		47.98%	17.34%

(1) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 2.40%, 2.452% and 2.12% for the years ended October 31, 2006, 2005 and 2004, respectively.

(2) Computed using average shares outstanding throughout the period.

(3) Amount rounds to less than $0.01.

49

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Emerging Markets Income Fund

	Year Ended October 31
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$8.03	$7.98	$9.60	$7.93	$8.21

Income from Investment Operations:
Net Investment Income(1)	0.40	0.55	0.61	0.79	0.76
Net Realized and Unrealized Gain on Investments	0.24	0.25	0.38	1.73	0.25

Total from Investment Operations	0.64	0.80	0.99	2.52	1.01

Less Distributions:
Distributions from Net Investment Income	(0.45)	(0.46)	(0.49)	(0.71)	(0.71)
Distributions from Net Realized Gain	(0.23)	(0.28)	(2.12)	(0.14)	(0.58)

Total Distributions	(0.68)	(0.74)	(2.61)	(0.85)	(1.29)

Redemption Fees	0.00 (2)	(0.01)	—	—	—

Net Asset Value per Share, End of Period	$7.99	$8.03	$7.98	$9.60	$7.93

Total Return	8.31%	10.06%	12.53%	33.06%	12.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,779	$69,810	$49,703	$46,794	$81,758
Ratio of Expenses to Average Net Assets	1.17%	1.16%	1.20%	1.07%	1.10%
Ratio of Net Investment Income to Average Net Assets	4.97%	6.83%	7.74%	8.76%	9.52%
Portfolio Turnover Rate	149.79%	92.86%	79.63%	115.50%	73.13%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $0.01.

50

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Global Equities Fund

	Year Ended October 31
	2006		2005	2004		2003		2002
Net Asset Value per Share, Beginning of Period	$10.96		$9.44	$8.65		$6.92		$8.32

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		0.00	(0.03)		0.00	(2)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	2.77		1.52	0.82		1.73		(1.41)

Total from Investment Operations	2.86		1.52	0.79		1.73		(1.40)

Redemption Fees	0.00	(2)	—	—		—		—

Net Asset Value per Share, End of Period	$13.82		$10.96	$9.44		$8.65		$6.92

Total Return	26.10%		16.10%	9.13%		25.00%		(16.83)%

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)	$52,099		$26,518	$14,293		$25,206		$36,661
Ratio of Expenses to Average Net Assets	1.28%		1.63%	1.72%	(3)	1.58%		1.17%
Ratio of Net Investment Income to Average Net Assets	0.74%		0.03%	(0.36)%		0.02%		0.16%
Portfolio Turnover Rate	209.16%		114.71%	101.73%		92.92%		123.93%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $0.01.

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 2.50% for the year ended October 31, 2004.

51

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at http://www.sec.gov. to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or by electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829) or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

52

TCW Funds, Inc.

This prospectus tells you about the Class K shares of six of the separate investment funds offered by TCW Funds, Inc. (collectively, the “Funds”) each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Dividend Focused Fund

TCW Equities Fund

TCW Opportunity Fund

TCW Select Equities Fund

TCW Value Added Fund

TCW Value Opportunities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

1

GENERAL FUND INFORMATION

Investment Objectives and Principal Strategies

TCW Funds, Inc	Investment Objectives	Principal Investment Strategies
TCW Dividend Focused Fund	High level of dividend income	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends.
TCW Equities Fund	Long-term capital appreciation	Invests in equity securities of large capitalization companies trading below their intrinsic value.
TCW Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies.
TCW Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies.
TCW Value Added Fund	Long-term capital appreciation	Invests in equity securities issued by small cap value companies.
TCW Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities issued by midcap value companies.

2

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

The Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you—and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as each Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

•	MARKET RISK

There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in a Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

•	PRICE VOLATILITY

There is the possibility that the value of a Fund’s portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Opportunity, Value Added and Value Opportunities Funds are subject to greater price volatility than other funds because they invest primarily in securities of small and medium sized companies.

3

•	SMALL AND MEDIUM CAPITALIZATION COMPANY RISK

A Fund such as the Opportunity, Value Added and Value Opportunities Funds that invests a portion of its assets in the equity securities of companies with small and medium market capitalizations is subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a fund’s assets.

•	PORTFOLIO MANAGEMENT RISK

There is the possibility that the strategies used by the Advisor and its securities selections will fail to produce the intended results.

Each Fund may also be subject (in varying degrees) to the following risks:

•	FOREIGN INVESTING RISK

There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. A Fund that invests a portion of its assets in foreign company securities may be subject to foreign investing risk. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

•	LIQUIDITY RISK

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. The Opportunity, Value Added and Value Opportunities Funds are subject to liquidity risk because they invest in securities of medium and small sized companies.

•	CREDIT RISK

There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as payment of principal and/or interest on an instrument, or goes bankrupt.

4

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the “Risk Considerations of Investing” section at page 28.

Each of the Funds (except the Dividend Focused and Opportunity Funds) is non-diversified for Investment Company Act of 1940 (“1940 Act”) purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, each Fund’s exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person; you may lose money by investing in a Fund. When you sell shares of a Fund, they could be worth more or less than what you paid for them.

5

Performance Summary

The tables below show each Fund’s annual and after-tax returns and its performance with respect to its Class K shares. The bar chart shows you how each Fund’s performance has varied from year to year. The second table compares the before and after-tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the 1940 Act. Both tables assume reinvestment of dividends and distributions.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

Year by year total return (%)

as of December 31 each year

TCW Dividend Focused Fund

TCW Equities Fund

6

TCW Opportunity Fund

TCW Select Equities Fund

TCW Value Added Fund

TCW Value Opportunities Fund

7

Best and worst quarterly performance during this period

Fund	Performance
• Dividend Focused Fund
Quarter ended December 31, 2006	6.36% (Best)
Quarter ended June 30, 2006	0.25% (Worst)
• Equities Fund
Quarter ended June 30, 2003	17.82% (Best)
Quarter ended March 31, 2003	– 6.48% (Worst)
• Opportunity Fund
Quarter ended June 30, 2003	23.82% (Best)
Quarter ended June 30, 2006	– 7.32% (Worst)
• Select Equities Fund
Quarter ended June 30, 2003	19.98% (Best)
Quarter ended June 30, 2002	– 21.91% (Worst)
• Value Added Fund
Quarter ended June 30, 2003	28.13% (Best)
Quarter ended September 30, 2004	– 11.15% (Worst)
• Value Opportunities Fund
Quarter ended June 30, 2003	22.05% (Best)
Quarter ended September 30, 2004	– 9.05% (Worst)

Average Annual Total Return as of December 31, 2006	1 year	5 year	Since Inception/ Registration
• Dividend Focused Fund
Return Before Taxes	17.18%	N/A	17.18%
Return After Taxes on Distributions	17.18%	N/A	17.18%
Return After Taxes on Distributions and Sale of Fund Shares	11.17%	N/A	11.17%

Russell 1000 Value Index(1)	22.25%	N/A	22.25%
• Equities Fund
Return Before Taxes	14.97%	N/A	16.28%
Return After Taxes on Distributions	14.97%	N/A	16.28%
Return After Taxes on Distributions and Sale of Fund Shares	9.73%	N/A	14.27%

S & P 500 Index(2)	15.79%	N/A	18.03%

* Represents 10 year performance

(1) The Russell 1000 Value Index measures the performance of 1,000 of the 3,000 largest US-domiciled companies (based on total market capitalization) with lower-to-book ratios and lower forecasted growth rate.

(2) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

8

Average Annual Total Return as of December 31, 2006	1 year	5 year	Since Inception/ Registration
• Opportunity Fund
Return Before Taxes	10.80%	N/A	17.86%
Return After Taxes on Distributions	9.81%	N/A	17.14%
Return After Taxes on Distributions and Sale of Fund Shares	8.12%	N/A	15.60%

Russell 2000 Index(3)	18.37%	N/A	21.07%
• Select Equities Fund
Return Before Taxes	– 5.82%	2.67%	1.60%
Return After Taxes on Distributions	– 5.95%	2.64%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares	– 3.62%	2.28%	1.36%

Russell 1000 Growth Index(4)	9.07%	2.69%	1.45%
• Value Added Fund
Return Before Taxes	15.31%	N/A	19.24%
Return After Taxes on Distributions	15.31%	N/A	19.24%
Return After Taxes on Distributions and Sale of Fund Shares	9.95%	N/A	16.94%

Russell 2000 Value Index(5)	23.48%	N/A	23.21%
• Value Opportunities Fund
Return Before Taxes	12.06%	N/A	18.73%
Return After Taxes on Distributions	10.28%	N/A	17.79%
Return After Taxes on Distributions and Sale of Fund Shares	9.51%	N/A	16.23%

Russell Midcap Value Index(6)	20.22%	N/A	23.38%

(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, with an average market capitalization of approximately $580 million.

(4) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Russell Midcap Value Index is a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. companies.

9

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class K shares of the Fund have no sales charge (load), but are subject to Rule 12b-1 distribution fees and an administrative services fee.

FEE TABLE

		Dividend Focused		Equities		Opportunity		Select Equities		Value Added		Value Opportunities
Shareholder Transaction Fees
1)	Redemption Fees	None		None		None		None		None		None
2)	Exchange Fees	None		None		None		None		None		None
3)	Contingent Deferred Sales Load	None		None		None		None		None		None
4)	Sales Load on Reinvested Dividends	None		None		None		None		None		None
5)	Sales Load on Purchases	None		None		None		None		None		None

Annual Fund Operating Expenses
	Management Fees	0.75%		0.55%		0.90%		0.75%		1.00%		0.80%
	Distribution (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
	Administrative Services Fee	0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
	Other Expenses	15,663.55%		7,553.41%		0.77%		1.48%		5,361.57%		0.42%
	Total Annual Fund Operating Expenses	15,665.05%	(1)	7,554.91%	(2)	2.42%	(3)	2.98%	(4)	5,363.32%	(5)	1.97%	(6)
	Fee Waiver/Expense Reimbursement	15,663.45%		7,553.28%		0.65%		1.27%		5,301.51%		0.26%
	Net Expenses	1.60%	(1)	1.63%	(2)	1.77%	(3)	1.71%	(4)	1.81%	(5)	1.71%	(6)

(1) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.60% of Net Assets as a result of the expense limitation.

(2) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.63% of Net Assets as a result of the expense limitation.

(3) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.77% of Net Assets as a result of the expense limitation.

(4) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.71% of Net Assets as a result of the expense limitation.

(5) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.81% of Net Assets as a result of the expense limitation.

(6) The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2006, the Fund’s Annual Operating Expenses were 1.71% of Net Assets as a result of the expense limitation.

10

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Dividend Focused*	$10,000	N/A	N/A	N/A
Equities*	10,000	N/A	N/A	N/A
Opportunity	245	$755	$1,291	$2,756
Select Equities	301	921	1,567	3,299
Value Added*	10,000	N/A	N/A	N/A
Value Opportunities	200	618	1,062	2,296

* Based on each Fund’s net expenses after reimbursement, the Expense Example would be:

	1 Year	3 Years	5 Years	10 Years
Dividend Focused	$163	$505	$871	$1,900
Equities	166	514	887	1,933
Value Added	184	569	980	2,127

11

TCW Dividend Focused Fund

Investment Objectives/Approach

The Fund seeks to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

Concepts to understand

Value Companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

The Advisor analyzes economic and market conditions and identifies securities that make the best investments in the pursuit of the Fund’s investment objectives. In selecting the investments, the Advisor considers factors which may include one or more of the following:

•	the company’s current valuation

•	market capitalization

•	price/earnings ratio

•	current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common stock and preferred stock such as bonds and debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some of its assets on covered call options. A covered call option is any agreement which gives the buyer the right but not the obligation to buy a

12

certain amount of a specified security for a specific price within a certain time period regardless of market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

13

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility because it invests in the securities of large companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

This Fund may be subject to “investment style risk”. The Advisor primarily uses a particular style or set of styles – in this case “value” styles – to select investments for the Fund. These styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share prices.

14

TCW Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading below their intrinsic value in the opinion of the Advisor.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Intrinsic Value represents a company’s long-term value. Because of a stock can remain below its intrinsic value for years, investors often look for factors that could trigger a rise in price.

In managing the Fund’s investments, the Advisor seeks to invest in attractively valued equity securities of companies where the return on invested capital is improving. The Advisor utilizes bottom-up fundamental research to identify these companies. The Advisor performs fundamental research by using techniques such as:

•	making company visits

•	financial screening to identify companies

•	maintaining a disciplined approach to stock selection and portfolio construction

The Advisor will use both quantitative and qualitative screening criteria to supplement the scope of fundamental research.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

15

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. The Fund’s returns may vary, and you could lose money. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

16

TCW Opportunity Fund

Investment Objectives/Approach

The Fund seeks capital appreciation. Current income is incidental.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in equity securities issued by companies with market capitalizations, at the time of acquisition, of $2 billion or less. The Fund may invest in up to 10% of its assets in securities of similar foreign companies or in American Depository Receipts of such companies. The Fund may also write covered call options.

Concepts to understand

Small-Sized Companies. The Fund seeks long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Advisor tries to identify those companies that have fallen out of favor and whose stock is selling below what the Advisor believes is its real value. The Advisor looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The Advisor analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the Advisor often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The Advisor’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the Advisor may concentrate the Fund’s investments in a number of industries that the Advisor’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stocks such as convertible bonds and debentures; American Depository

17

Receipts (ADRs); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, or the Advisor determines to take advantage of a better invest opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

18

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk”, “foreign investing risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large or midcap companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be presented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Because the Fund may invest a portion of its assets in securities issued by foreign companies, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

•	lack of political or economic stability

•	foreign controls on investment and currency exchange rates

•	withholding taxes

•	a lack of adequate company information

In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. Volatility is a way to measure the changes in the price of a single security or an entire portfolio. Large and frequent price changes indicate higher volatility, which generally indicates that there is a greater chance that you could lost money over the short term. The Fund is also subject to foreign currency risk. Because foreign securities are generally denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value overshort or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

19

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

20

TCW Select Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. Performance should be measured over a full market cycle.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

To pursue this goal, the Fund invests primarily in the common stocks of larger companies. The investment philosophy underlying our strategy is a highly focused approach which seeks to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested in equity securities of these companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the Advisor’s opinion the security becomes fully valued, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

The Fund may invest some assets in options, futures and foreign currency futures and forward contracts. These practices are used primarily to hedge the

21

Fund’s portfolio but may be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Craig C. Blum and Stephen A. Burlingame are the Fund’s portfolio managers.

22

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. Because the Fund will generally only hold between 25 and 40 equity securities of different issuers, it may include large concentrations in certain sectors of the economy. As a result, the Fund may be subject to wider fluctuations in value than would be the case if it was subject to broader diversification requirements. The Fund’s returns may vary, and you could lose money. The Fund may be less susceptible to price volatility than funds that primarily invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value or short and extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

23

TCW Value Added Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by value companies with market capitalizations, at the time of acquisition, within the range of the companies comprising the Standard & Poor’s Small Cap 600 Index. As of December 31, 2006, the market capitalization of companies included in the Standard & Poor’s 600 Index was between $66 million and $3.7 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Advisor’s estimate of the company’s 24 month sustainable earnings.

Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets or undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Advisor performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and/or management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio or when the investment becomes fully valued.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

24

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are “price volatility risk,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. The Fund’s returns may vary, and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value or short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

25

TCW Value Opportunities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at time of acquisition, within the capitalization range of the companies comprising the Russell Midcap Value Index. As of December 31, 2006, the market capitalization of companies included in the Russell MidCap Value Index was between $1.3 billion and $19.2 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Advisor’s estimate of the company’s 24 month sustainable earnings.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

The Advisor also utilizes fundamental analysis on each company. This includes a review of available financial information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio or when the investment becomes fully valued.

The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

26

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are “price volatility,” “liquidity risk” and “equity risk.” Price volatility refers to the possibility that the value of the Fund’s portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. The Fund’s returns may vary and you could lose money. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small and mid-size companies may be less liquid than the securities of large-size companies, the Fund may be more susceptible to liquidity risk than funds that invest in the securities of large-sized companies. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

The Fund may also be subject to “investment style risk.” The Advisor primarily uses a particular style or set of styles—in this case “value” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

27

Risk Considerations of Investing

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume in foreign markets can also affect price and liquidity.

General Investment Risk

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of Fund shares will vary as the value of the Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for investments in debt securities. High credit quality investments also react in value to interest rate changes.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

28

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of the Fund’s shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

29

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and some of the Funds hold various foreign currencies from time to time, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, certain of the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, a Fund is not obligated to do so and, depending on the availability and cost of these techniques, the Fund may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. In addition, there is no assurance that such techniques will be used successfully, and the Funds could lose money through the use of such techniques. Please see the Statement of Additional Information for further information.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event the Funds hold securities denominated in a currency that suffers a devaluation, the Funds’ net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

30

Small and Medium Capitalization Company Risk

Funds such as the Opportunity, Value Added and Value Opportunities Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Credit Risk

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

The Funds may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as “junk.” These securities are regarded as bonds which are predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund was investment in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for a Fund to accurately value certain portfolio securities.

31

Non-Diversified Status

Because a relatively higher percentage of the Funds’ assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

The Funds are, except the Dividend Focused and Opportunity Funds, non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company. In this regard, the Funds are not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent a Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of a Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is the risk of possible delay in receiving additional colateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

32

Management of the Funds

Investment Advisor

The Funds’ investment Advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $145 billion under management or committed to management.

Portfolio Manager

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager	Business Experience During Last Five Years*
Dividend Focused Fund
Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Equities Fund
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Opportunity Fund
Diane E. Jaffee	See above.

Select Equities Fund
Craig C. Blum	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Stephen A. Burlingame	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Value Added Fund
Nicholas F. Galluccio	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Susan I. Suvall	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Value Opportunities Fund
Nicholas F. Galluccio	See above.
Susan I. Suvall	See above.

* Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in each Fund they manage, a description of their compensation structure and information regarding the accounts they manage.

33

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which each Fund has employed the Advisor to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Assets)
Dividend Focused	0.75%
Equities Value	0.55%
Opportunity	0.90%
Select Equities	0.75%
Value Added	1.00%
Value Opportunities	0.80%

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement of the Funds is contained in the Funds annual report to the Shareholders for the twelve months ended October 31, 2006.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

The Advisor also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Funds and its shareholders. The amount of these payments is determined from time to time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the Funds for these types of and other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

34

Multiple Class Structure

Certain of the TCW Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus offer I Class and N Class shares. Shares of each class of the Funds represent an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I and Class N shares are offered by separate prospectuses at the current net asset value. The Class N and Class K shares are subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N and Class K shares. Because these fees are paid out of the Funds’ Class K assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

The Class K shares are also subject to an administrative services fee. TCW Brokerage Services (“Distributor”) the Funds’ distributor, receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of each Fund for procuring recordkeeping, subaccounting and other administrative services to investors of the Fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial Advisors and other financial intermediaries for providing these services to their customers.

35

YOUR INVESTMENT

Account Policies and Services

Investors in the Class K (or Advisor Class) may not purchase or sell (redeem) shares directly with the Funds. Shares may only be purchased or sold through retirement plans, brokers, bank trust departments, financial Advisors or other financial intermediaries. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or sell shares. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Buying shares

Purchases of Class K (or Advisor Class) shares may be made only through retirement plans, brokers, bank trust departments, financial Advisors or similar financial intermediaries. Certain designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents or affiliates receive the order.

You pay no sales charges to invest in the Funds. Your price for the Funds’ shares is each Fund’s net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from retirement plans, brokers, bank trust departments, financial advisors or other financial intermediaries (“financial intermediaries”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediaries from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 p.m. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. A Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particularly relevant for Funds that hold securities that trade primarily in overseas markets. A security that is fair valued may be valued at a higher price or lower price than actual market quotations or value

36

determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Selling shares

You may sell Class K (or Advisor Class) shares only through financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Do not contact the Funds or their transfer agent.

Your shares will be sold at the next NAV calculated after your order is accepted by the Funds’ transfer agent. Any certificates representing a Fund’s shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Shares of the Funds may be sold on any business day. Sales are processed at the next NAV calculated after the order is accepted by the Funds’ transfer agent from financial intermediaries after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediaries from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE) and were transmitted to and received by the transfer agent. Proceeds from the sale will normally be wired the business day following receipt of the sale order, but in no event later than seven days after receipt of such order.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days or until payment is collected, whichever is earlier.

Exchange privilege

You can exchange from one Class K Fund into another. Be sure to read the current prospectus for any Fund into which you are exchanging.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, be sent to shareholders that are part of the same family and share the same residential address.

37

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In additions, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these limits are still permitted to redeem their shares. In addition, exchanges and redemptions out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

38

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

39

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid annually except for the Dividend Focused Fund, which will declare and pay dividends quarterly. The Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax Advisor for further information.

40

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll free number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Funds to provide certain unaudited information regarding the portfolio composition of the Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). There complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Funds may disclose Portfolio Holdings at other times to analysts or ratings agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly

41

available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Funds, including the Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Funds. No compensation is received by the Funds or the Advisor in connection with the disclosure of portfolio holdings information.

42

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class K Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Dividend Focused Fund

January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$11.70

Income from Investment Operations:
Net Investment Income(5)	0.21
Net Realized and Unrealized Gain on Investments	1.45

Total from Investment Operations	1.66

Net Asset Value per Share, End of Period	$13.36

Total Return	15.07%(1)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$—(4)
Ratio of Expenses to Average Net Assets	1.60%(2)(3)
Ratio of Net Investment to Average Net Assets	2.02%(2)
Portfolio Turnover Rate	25.14%(6)

(1) For the period January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006 and not indicative of a full year’s operating results.

(2) Annualized

(3) The Advisor paid the operating expenses of the Fund to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses as a percentage of the average net assets would have been 15,665.05% for the period January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006

(4) Amount rounds to less than $1 (in thousands)

(5) Computed using average shares outstanding throughout the period.

(6) Represents the Fund’s turnover for the year ended October 31, 2006

43

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class K shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Equities Fund

	Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through October 31,
	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$15.19	$13.70	$12.09	$9.75

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	0.13	0.10	0.10	(0.03)
Net Realized and Unrealized Gain on Investments	2.31	1.39	1.51	2.37

Total from Investment Operations	2.44	1.49	1.61	2.34

Net Asset Value per Share, End of Period	$17.63	$15.19	$13.70	$12.09

Total Return	16.06%	10.79%	13.32%	24.00%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)(2)	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets(3)	1.63%	1.67%	1.42%	1.40%
Ratio of Net Investment (Loss) to Average Net Assets	0.78%	0.66%	0.76%	(0.24)%
Portfolio Turnover Rate	30.87%	32.31%	49.31%	60.52%

(1) Computed using average shares throughout the period.

(2) Amount rounds to less than $1 (in thousands).

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of net assets, would have been 7,554.91%, 5,581.01% and 2,294.74% for the years ended October 31, 2006, 2005, 2004 and 2.19% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

44

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class K shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Opportunity Fund

	Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003
	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$13.64	$13.37	$12.00	$8.70

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.10)	(0.11)	(0.02)	(0.04)
Net Realized and Unrealized Gain on Investments	2.29	1.30	1.39	3.34

Total from Investment Operations	2.19	1.19	1.37	3.30

Less Distributions:
Distributions from Net Realized Gain	(0.63)	(0.92)	—	—

Net Asset Value per Share, End of Period	$15.20	$13.64	$13.37	$12.00

Total Return	16.58%	8.85%	11.42%	37.93%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,278	$2,192	$80	$—(2)
Ratio of Expenses to Average Net Assets(3)	1.77%	1.89%	1.90%	1.35%
Ratio of Net Investment (Loss) to Average Net Assets	(0.67)%	(0.84)%	(0.18)%	(0.45)%
Portfolio Turnover Rate	48.81%	44.61%	51.62%	55.68%

(1) Computed using average shares throughout the period.

(2) Amount rounds to less than $1 (in thousands).

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of net assets, would have been 2.42%, 3.24% and 1,300.23% for the years ended October 31, 2006, 2005, 2004 and 1.86% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

45

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the K class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class K shares of the Fund commenced its offering on August 6, 2001). These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Select Equities Fund

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$19.23	$17.76	$17.01	$11.73	$14.45

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.24)	(0.27)	(0.24)	(0.05)	(0.07)
Net Realized and Unrealized (Loss) on Investments	(0.16)	1.74	0.99	5.33	(2.65)

Total from Investment Operations	(0.40)	1.47	0.75	5.28	(2.72)

Net Asset Value per Share, End of Period	$18.83	$19.23	$17.76	$17.01	$11.73

Total Return	(2.08)%	8.28%	4.41%	45.01%	(18.82)%

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,793	$1,199	$54	$—(2)	$—(2)
Ratio of Expenses to Average Net Assets(3)	1.71%	1.75%	1.82%	1.62%	1.53%
Ratio of Net Investment (Loss) to Average Net Assets	(1.27)%	(1.45)%	(1.35)%	(0.38)%	(0.47)%
Portfolio Turnover Rate	38.65%	16.32%	14.41%	22.16%	3.31%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $1 (in thousands).

(3) The Advisor has paid the operating expenses of the Fund to and amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.98%, 4.70%, 602.14%, 11,965.87% and 9,126.31% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

46

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class K shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Added Fund

	Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003
	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$14.33	$13.71	$13.80	$8.43

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.61)	—	(0.12)	(0.12)
Net Realized and Unrealized Gain on Investments	3.22	0.62	0.03	5.49

Total from Investment Operations	2.61	0.62	(0.09)	5.37

Net Asset Value per Share, End of Period	$16.94	$14.33	$13.71	$13.80

Total Return	18.07%	4.52%	(0.65)%	63.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)(2)	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets(3)	1.81%	1.87%	1.67%	1.64%
Ratio of Net Investment (Loss) to Average Net Assets	(3.77)%	—	(0.80)%	(1.19)%
Portfolio Turnover Rate	74.91%	62.76%	71.97%	67.67%

(1) Computed using average shares throughout the period.

(2) Amount rounds to less than $1 (in thousands).

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of net assets, would have been 5,363.32%, 4,166.09% and 1,816.03% for the years ended October 31, 2006, 2005 and 2004 and 2.59% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

47

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class K shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Opportunities Fund

	Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003
	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$21.96	$20.79	$19.27	$13.05

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.09)	(0.13)	(0.17)	(0.02)
Net Realized and Unrealized Gain on Investments	3.72	1.60	1.69	6.24

Total from Investment Operations	3.63	1.47	1.52	6.22

Less Distributions:
Distributions from Net Realized Gain	(1.69)	(0.30)	—	—

Net Asset Value per Share, End of Period	$23.90	$21.96	$20.79	$19.27

Total Return	17.30%	7.01%	7.89%	47.66%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,001	$2,671	$470	$—(2)
Ratio of Expenses to Average Net Assets(3)	1.71%	1.75%	1.79%	1.54%
Ratio of Net Investment (Loss) to Average Net Assets	(0.41)%	(0.60)%	(0.85)%	(0.14)%
Portfolio Turnover Rate	73.48%	59.48%	46.33%	53.78%

(1) Computed using average shares throughout the period.

(2) Amount rounds to less than $1 (in thousands).

(3) The Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of net assets, would have been 1.97%, 3.29% and 27.33% for the years ended October 31, 2006, 2005 and 2004 and 2.05% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

48

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Contact your financial intermediary

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s web site at http://www.sec.gov to view text-only versions of the Funds filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0609 or by electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

49

TCW Funds, Inc.

This prospectus tells you about the Class I shares of four lifestyle asset allocation funds, known as the LifePlan Funds (collectively the “Funds”), offered by TCW Funds, Inc. (“TCW”), each of which invests primarily in other TCW funds (“Underlying Funds”). Each of the Funds has different investment objectives and policies that are designed to meet different investment goals. Please read this prospectus carefully before investing, and keep it for future reference.

LIFEPLAN FUNDS

TCW Conservative LifePlan Fund

TCW Moderate LifePlan Fund

TCW Aggressive LifePlan Fund

TCW Global Aggressive LifePlan Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

1

2

GENERAL FUND INFORMATION

Investment Objectives, Principal Strategies and Risks

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
Conservative LifePlan	Current income and secondarily, long-term capital appreciation.	Invests in fixed income funds, equity funds of large cap growth and value companies and money market funds	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk)
Moderate LifePlan	Long-term capital appreciation and secondarily, current income.	Invests in U.S. equity funds of large cap and mid cap companies and fixed income funds, including funds that invest in high yield securities, commonly known as “junk bonds”	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), investment style risk
Aggressive LifePlan	Long-term capital appreciation.	Invests in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds, including funds that invest in high yield securities, commonly known as “junk bonds”	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), investment style risk
Global Aggressive LifePlan	Long-term capital appreciation.	Invests in U.S. equity funds, fixed income funds and international funds, including emerging markets	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), defaulted securities risk, investment style risk

* Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

3

Overall Investment Approach

The LifePlan Funds are intended for investors who prefer to have their asset allocation and fund selection decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of affiliated underlying mutual funds (“Underlying Funds”) for which TCW Investment Management Company (the “Advisor”) acts as investment manager. The Underlying Funds may be purchased directly through a different prospectus which can be obtained by calling 800-386-3829 or from the website at www.tcw.com. Each Fund may also invest in exchange-traded funds (“ETFs”) within certain limits if the Advisor determines such investment to be desirable. The Advisor is also the investment manager for each of the LifePlan Funds. The LifePlan Funds seek to minimize the risks inherent in investing in a single fund by investing in several different Underlying Funds.

Under adverse market conditions, each Fund could invest some or all of its assets in money market funds or securities directly. Although the Funds would do this only for defensive purposes when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market and could have a negative impact on the Funds achieving their investment objectives.

Performance

The Conservative LifePlan Fund, Moderate LifePlan Fund, Aggressive LifePlan Fund and Global Aggressive LifePlan Fund have no historical performance to report because they started operations on November 16, 2006.

4

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds, which are described in the tables below. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the Underlying Funds held by the Fund. The cost of investing in a Fund may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load), and are not subject to Rule 12b-1 distribution fees. Each Fund invests in Class I shares of the Underlying Funds which are not subject to distribution fees but are subject to investment advisory fees and certain other expenses.

FEE TABLE

	Conservative LifePlan	Moderate LifePlan	Aggressive LifePlan	Global Aggressive LifePlan
Shareholder Transaction Fees
Redemption Fees	None	None	None	None
Exchange Fees	None	None	None	None
Contingent Deferred Sales Load	None	None	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None
Maximum Sales Charge (Load) on Purchases	None	None	None	None

Annual Fund Operating Expenses
Management Fees	None	None	None	None
Distribution (12b-1) Fees	None	None	None	None
Other Expenses	5.85%	5.85%	5.85%	5.85%
Estimated Acquired Funds Fees and Expenses[1]	0.91%	1.05%	1.13%	1.16%
Total Annual Fund Operating Expenses	6.76%[2]	6.90%[2]	6.98%[2]	7.01%[2]

1 In addition to the “Other Expenses” which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the underlying funds in which a Fund invests. The Funds’ estimated indirect expenses from investing in the underlying funds, based on its initial target allocations, is as shown in the table. Certain of the underlying funds expenses reflect fee reductions and waivers.

2 The Advisor has agreed in writing to reduce its fee or to pay the operating expenses of a Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of a Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper Inc. While such waiver is in effect, using the most recent fiscal year average net assets, the Total Annual Operating Expenses for the Conservative LifePlan Fund, Moderate LifePlan Fund, Aggressive LifePlan Fund and Global Aggressive LifePlan Fund are 1.11%, 1.10%, 1.21% and 1.25%, respectively. This agreement is terminable on six months notice.

5

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years
Conservative LifePlan	$670	$1,975
Moderate LifePlan	$683	$2,012
Aggressive LifePlan	$691	$2,032
Global Aggressive LifePlan	$694	$2,040

6

Conservative LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks current income and, secondarily, long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) fixed income funds, and (ii) equity funds, that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund does this by investing in a combination of other TCW Funds—the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Large Cap Core and Large Cap Flexible Growth Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, Money Market and Total Return Bond Funds.

•

The Fund invests between 40% and 80% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund may invest up to 80% of its assets in the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds.

•	The Fund invests between 20% and 60% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 60% of its

7

assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may obtain a prospectus for the Underlying funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

8

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will also depend on the performance of the Underlying Funds, as well as the inherent risks of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility

•	liquidity risk

•	equity risk

•	foreign investing risk (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

9

Moderate LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation and, secondarily, current income. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund does this by investing in a combination of other TCW Funds—the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large and mid capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Growth Equities, Large Cap Core, Large Cap Flexible Growth and Value Opportunities Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, High Yield Bond and Total Return Bond Funds.

•

The Fund invests between 20% and 60% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund may invest up to 60% of its assets in the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds. The Fund invests between 40% and 80% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 80% of its assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap

10

Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may obtain a prospectus for the Underlying Funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

11

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will also depend on the performance of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

12

Aggressive LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund does this by investing in a combination of other TCW Funds—the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•	The Fund invests in Underlying Funds most of which hold primarily stocks. The Fund is designed for long-term investors interested in a primarily equity portfolio, including common stocks.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of issuers of any capitalization that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Small Cap Growth and Value Opportunities Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The Fund may invest in Underlying Funds that hold convertible debt securities. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, High Yield Bond and Total Return Bond Funds.

•

The Fund invests between 0% and 40% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund may invest up to 40% of its assets in the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds.

13

•

The Fund invests between 60% and 100% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 100% of its assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may obtain a prospectus for the Underlying Funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

14

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will also depend on the performance of the Underlying Funds. Additionally, the Fund will be subject to the same inherent risks of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

15

Global Aggressive LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, (ii) fixed income funds, and (iii) international funds. The Fund does this by investing in a combination of other TCW Funds—the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•	The Fund invests in Underlying Funds most of which hold primarily stocks. The Fund is designed for long-term investors interested in a primarily equity portfolio, including common stocks.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of both U.S. and non-U.S. companies, of any capitalization, that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Global Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Small Cap Growth and Value Opportunities Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities including emerging markets securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk bonds.” The Fund may invest in Underlying Funds that hold convertible debt securities. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, Emerging Markets Income, High Yield Bond and Total Return Bond Funds.

•

The Fund invests between 10% and 50% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund may invest up to 50% of its assets and of the Core Fixed Income, Total Return

16

Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds.

•

The Fund invests between 50% and 100% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 100% of its assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes favorably represent the Fund’s investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may obtain a prospectus for the Underlying Funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

17

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will also depend on the performance of the Underlying Funds. Additionally, the Fund will be subject to the same inherent risks of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	defaulted securities risk

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

18

PRINCIPAL RISKS AND RISK DEFINITIONS

All of the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the asset allocations of the Funds will not accomplish what they were designed to achieve or that the Underlying Funds in which the Funds invest will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you—and the more you can lose. Since the Underlying Funds hold securities with fluctuating market prices, the value of individual Fund shares will vary as each Underlying Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Principal Risks of the Funds

All investments are subject to the risks discussed below. Please consider the following risks before investing in a Fund.

Funds of Funds Structure

The LifePlan Funds are “funds of funds.” Achieving the LifePlan Funds’ objectives will depend substantially on the performance of the Underlying Funds to which the LifePlan investments are allocated, which depends on the particular securities in which the Underlying Funds invest. Therefore, the LifePlan Funds are subject to all risks associated with the Underlying Funds. Because the performance for the LifePlan Funds depends on that of each Underlying Fund, performance may be subject to increased volatility. Additionally, operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the LifePlan Funds. The LifePlan Funds directly bear their annual operating expenses and indirectly bear the annual operating expenses of the Underlying Funds in proportion to their allocations.

Asset Allocation Is Not a Guarantee Against Loss

While the LifePlan Funds, through asset allocation, seek to optimize returns given various levels of risk tolerance, you may still lose money and experience volatility (as noted above). Market and asset class performance may differ in the future from the historical performance and assumptions used to construct the

19

Funds. You may achieve better returns by investing in an individual fund or funds representing a single asset class rather than by utilizing asset allocation.

Affiliated Underlying Funds Risk

The Advisor makes the decision of which Underlying Fund to select for the LifePlan Funds. The Underlying Funds pay an investment management and other fees to the Advisor and its affiliates, and these fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the LifePlan Funds. However, the Advisor, as the investment advisor to the LifePlan Funds, has fiduciary duties to each LifePlan Fund and their shareholders and must act in their best interest when selecting Underlying Funds.

In addition, a Fund may sell Underlying Funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain Underlying Funds in response to economic or market condition, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. This may cause the Underlying Funds to incur transaction costs, a proportionate share of which would indirectly be borne by the LifePlan Funds.

Underlying Fund Selection Risk

There is the possibility that the selected Underlying Funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of the alternative Underlying Funds that could have been selected to represent the investment category.

Securities Selection Risk

There is the possibility that the specific securities held in an Underlying Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

Non-Diversified Status of Funds

Although certain of the Underlying Funds are diversified funds, because each Fund invests in a limited number of Underlying Funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment in an Underlying Fund by a Fund may have a significant effect on performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

20

Portfolio Management Risk

There is the possibility that the strategies used by the Advisor and its selections will fail to produce the intended result.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities held in an Underlying Fund in which a Fund may invest. There is the possibility that the returns from the types of securities in which an Underlying Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Restrictions on trading volume in foreign markets can also affect price and liquidity.

Temporary Defensive Measures

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Exchange-Traded Funds (ETFs)

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses similar to those of the Underlying Funds, including operating costs and advisory fees that you, as a shareholder in the fund, indirectly bear. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs. The LifePlan Funds may invest in

21

ETFs in reliance on applicable law or exemptive relief obtained by such ETFs. You should be aware that the allocations of each LifePlan Fund may change accordingly without prior notice to shareholders if the LifePlan Funds rely on applicable law or exemptive relief already obtained by certain ETFs.

Principal Risks of the Underlying Funds

Each Fund, through its investment in the Underlying Funds and ETFs, may also be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Price Volatility

There is the possibility that the value of a Fund’s portfolio will change as the prices of the investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund’s returns may vary and you may lose money. The Funds that invest primarily in equity securities of small or medium sized companies are subject to greater price volatility than other funds.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters and interest-only securities) behave similarly to leveraged instruments.

Liquidity Risk

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it primarily invests in securities of medium and small sized companies; high yield bonds (debt instruments rated below investment grade); mortgage-backed securities; or foreign or emerging markets securities, which have all experienced periods of illiquidity.

Equity Risk

Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on

22

changes in a company’s financial condition and in overall market and economic conditions. If a Fund invests primarily in equity securities, it may be subject to greater equity risk.

Investment Style Risk

Certain Funds may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles—“growth” or “value” styles—to select investments for the Funds. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Small and Medium Capitalization Company Risk

Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

23

Foreign Currency Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event a Fund holds securities denominated in a currency that suffers a devaluation, the Fund’s net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Risks Associated With Emerging Market Countries

The TCW Global Aggressive LifePlan Fund invests in emerging market countries. Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries

24

may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which certain of the Funds invest and adversely affect the value of assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recession and government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically

25

occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds that invest in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Debt Securities

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting Debt instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Debt securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Certain of the Funds may invest in convertible securities rated below investment grade. The High Yield Bond Fund portfolio consists of below investment grade corporate securities while other Funds may invest in debt instruments rated below investment grade or in default. Debt instruments that are rated below investment grade or in default are considered to be speculative; they are also commonly known as “junk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for a Fund to value accurately certain portfolio securities.

26

Certain Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). These securities are neither issued nor guaranteed by the United States Treasury.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5-year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Defaulted securities risk

Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceeding) is subject to significant uncertainties. Insolvency laws and practices in the projected issuers’ jurisdictions are different than these in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Mortgage-Backed Securities

Mortgage-Backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

Credit and Market Risks of Mortgage-Backed Securities. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e.,

27

the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guaranteed them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times certain Funds may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities, such as inverse floaters, and interest-only securities, suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a Fund’s higher yielding securities are likely to be redeemed and a Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as

28

prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities. Part of the investment strategy of certain Funds involves interest-only Stripped Mortgage Securities. These investments may be highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgages likely would lower a Fund’s returns from stripped securities it holds.

Inverse Floaters. Certain of the fixed income Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds Index (COFI). Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an

29

increase in the coupon of an inverse floater. An inverse floater may behave like a security that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of the change in the index rate of interest. The “leverage-like” characteristics inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Non-diversified Status of Underlying Funds

Some of the Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

To the extent a Fund invests a significant percentage of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund’s investments will be limited so as to qualify for the special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

30

Securities Lending Risk

Each Underlying Fund may lend portfolio securities with a value up to 25% of the Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Please see the Statement of Additional Information for each of the Funds for further information.

31

DESCRIPTION OF THE UNDERLYING FUNDS

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/ Non-Diversified
TCW Money Market Fund	Current income, preservation of capital and liquidity	Invests in high credit quality, short-term money market securities	Diversified
TCW Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in fixed income securities.	Diversified
TCW High Yield Bond Fund	Maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “junk” bonds.	Diversified
TCW Short Term Bond Fund	Maximize current income	Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.	Diversified
TCW Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.	Diversified
TCW Asia Pacific Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in the Asia Pacific Region, except Australia, Japan and New Zealand, or securities convertible into such equity securities.	Non-diversified

32

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/ Non-Diversified
TCW Emerging Markets Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in emerging market countries around the world.	Non-diversified
TCW Emerging Markets Income Fund	High total return from current income and capital appreciation	Invests in debt securities issued by Emerging Market Country governments or their agencies or instrumentalities or private corporate issuers.	Non-diversified
TCW Global Equities Fund	Long-term capital appreciation	Invests in equity securities of companies located in countries in the MSCI World Index.	Non-diversified
TCW Diversified Value Fund	Capital appreciation	Invests in equity securities of large capitalization companies.	Diversified
TCW Dividend Focused Fund	High level of dividend income	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends.	Diversified
TCW Equities Fund	Long-term capital appreciation	Invests in equity securities of large capitalization companies trading below their intrinsic value.	Non-diversified
TCW Focused Equities Fund	Long-term capital appreciation	Invests in equity securities of 25-40 large capitalization companies.	Non-diversified
TCW Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of emerging growth companies.	Non-diversified
TCW Large Cap Growth Fund	Long-term capital appreciation	Invests 80% of the value of its net assets in equity securities of large cap growth and value companies with a market capitalization of greater than $3 billion dollars at the time of purchase.	Non-diversified
TCW Large Cap Flexible Growth Fund	Long-term capital appreciation	Invests in the equity securities of 35-50 large capitalization companies with a market capitalization of greater than $3 billion dollars at the time of purchase.	Non-diversified

33

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/ Non-Diversified
TCW Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies.	Diversified
TCW Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies.	Non-diversified
TCW Small Cap Growth Fund	Long-term capital appreciation	Invests at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies comprising the Standard & Poor’s Small Cap 600 Index. As of December 31, 2005, the market capitalization of companies included in Standard & Poor’s Small Cap 600 Index was between $46 million and $3.7 billion.	Non-diversified
TCW Value Added Fund	Long-term capital appreciation	Invests in equity securities issued by small capitalization value companies.	Non-diversified
TCW Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities of mid cap value companies.	Non-diversified

34

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of October 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $140 billion under management or committed to management.

Portfolio Managers

Below are the individuals who are primarily responsible for the day-to-day portfolio management of Funds, including a summary of their business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Jeffrey E. Gundlach	Group Managing Director and Chief Investment Officer, the Advisor and Trust Company of the West; President and Chief Investment Officer, TCW Asset Management Company
Michael P. Reilly	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Komal S. Sri-Kumar	Managing Director & Chairman, Comprehensive Asset Allocation Committee, the Advisor, TCW Asset Management Company and Trust Company of the West
Allan R. Toole	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in each Fund, a description of their compensation structure and information regarding the accounts they manage.

35

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds do not pay any amounts to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it. However, the Advisor serves as investment advisor to the Underlying Funds and is paid a fee by the Underlying Funds for providing such service. Accordingly, shareholders of the Funds indirectly bear a portion of the fees paid by the Underlying Funds to the Advisor and other service providers, and the other expenses borne by the Underlying Funds.

A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for the Funds will be contained in the Funds’ annual report to shareholders for the period ended October 31, 2006.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available from the Underlying Funds. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Funds and their shareholders. The amount of these payments is determined from time to time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the funds for these types of or other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

36

Multiple Class Structure

Certain of the TCW Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. The LifePlan Funds currently offer Class N and Class I shares which both invest in Class I shares of affiliated Underlying Funds. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value per share by separate prospectus. The Class N shares are also offered at the current net asset value per share, but will be subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

37

YOUR INVESTMENT

Account Policies and Services

Buying Shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (NAV) which is based on the net assets of the Fund and the number of outstanding shares of that class. Each Fund’s assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values and may also consist of exchange-traded funds, which are valued at current market prices. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (each, a “financial intermediary”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off time on the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. Investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particularly relevant for Funds and Underlying Funds that hold securities that trade primarily in overseas markets because of the time difference between when foreign markets close and when the Funds calculate their net asset values. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security. The Funds will value their holdings in the Underlying Funds on the basis of the Underlying Funds’ NAV.
Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

38

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without notice. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated online bill checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 Minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may generally sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a

39

dealer, broker or other service provider. See “to Sell or Exchange Shares” below. NAV will not be determined on days when the NYSE is closed. In addition, a delay in calculating the NAV may happen if the NYSE closes on a day other than a regular holiday or weekend, trading on the NYSE is restricted, an emergency exists as determined by the SEC, making securities sales or determinations of NAV not practicable, or the SEC permits a delay for the protection of shareholders.

Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time. In addition, the Funds may calculate their NAVs on days when the NYSE is open but foreign markets are closed. Conversely, securities trading on foreign markets may take place on days when the NYSE is closed, and as a result, the Funds’ NAVs are not calculated and shareholders are not able to redeem their shares on such days. Since securities that are primarily listed on foreign exchanges may trade on weekends, U.S. holidays or other days when a Fund does not price its shares, the value of a Fund’s securities (and thereby the NAV of the Fund) may change on days when shareholders will not be able to purchase or redeem shares.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Written Sell Order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

40

Exchange Privilege

You can exchange Class I Shares from one Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third-Party Transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General Policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information.

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

41

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds and/or the Underlying Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either

Large Redemption Amounts

The Funds also reserve the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

42

a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these trading limits are still permitted to redeem their shares subject to any applicable redemption fee. In addition, exchanges and redemptions out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including the investments in the Underlying Funds made by the LifePlan Funds and any other mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excess trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts opened through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

43

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing:

Complete the New Account Form. Mail your New
Account Form and a check made payable to
TCW                  Fund to:

Via Regular Mail:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund
name, your account number, and the name(s) your
account is registered in.)

By Telephone:

Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form.
The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

By Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW                  Fund

(Name on the Fund Account)

(Fund Account Number)

Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Via Exchange: Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

44

TO SELL OR EXCHANGE SHARES
By Mail	To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.
Write a letter of instruction that includes:	(800) 248-4486
•your name(s) and signature(s) as they appear on the account form	Outside the U.S.
•your account number	(414) 765-4124 (collect)
•the Fund name
•the dollar amount you want to sell or exchange
•how and where to send the proceeds
Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:
Via Regular Mail
TCW Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail
TCW Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

45

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

46

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of a Fund will be declared and paid annually. Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and, if certain holding period requirements are met from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Distributions of long-term capital gains are generally taxed at the rate for long-term capital gains and distributions of short-term capital gains are generally taxed as ordinary income. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

A Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a Fund. A portion of any such

47

gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Funds. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred. As a result of these factors, the use of the fund-of-funds structure by the Funds could therefore affect the amount, timing and character of distributions to shareholders.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax advisor for further information.

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Underlying Funds’ portfolio securities is in the best interests of Underlying Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (iii) to certain third parties as necessary to provide services for the Underlying Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Underlying Funds to provide certain unaudited information regarding the portfolio composition of the Underlying Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Underlying Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings

48

would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Underlying Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release the Underlying Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Underlying Funds, including the Underlying Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Underlying Funds. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

Financial Highlights

Because the LifePlan Funds have not yet commenced operations as of the date of this prospectus, financial highlights are not available for these Funds.

49

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or by electronic request at the following e-mail address: publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829), or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

50

TCW Funds, Inc.

This prospectus tells you about the Class N shares of four lifestyle asset allocation funds, known as the LifePlan Funds (collectively the “Funds”), offered by TCW Funds, Inc. (“TCW”), each of which invests primarily in other TCW funds (“Underlying Funds”). Each of the Funds has different investment objectives and policies that are designed to meet different investment goals. Please read this prospectus carefully before investing, and keep it for future reference.

LIFEPLAN FUNDS

TCW Conservative LifePlan Fund

TCW Moderate LifePlan Fund

TCW Aggressive LifePlan Fund

TCW Global Aggressive LifePlan Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 28, 2007

1

2

GENERAL FUND INFORMATION

Investment Objectives, Principal Strategies and Risks

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
Conservative LifePlan	Current income and secondarily, long-term capital appreciation.	Invests in fixed income funds, equity funds of large cap growth and value companies and money market funds	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk)
Moderate LifePlan	Long-term capital appreciation and secondarily, current income.	Invests in U.S. equity funds of large cap and mid cap companies and fixed income funds, including funds that invest in high yield securities, commonly known as “junk bonds”	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), investment style risk
Aggressive LifePlan	Long-term capital appreciation.	Invests in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds, including funds that invest in high yield securities, commonly known as “junk bonds”	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), investment style risk
Global Aggressive LifePlan	Long-term capital appreciation.	Invests in U.S. equity funds, fixed income funds and international funds, including emerging markets	Price volatility risk, liquidity risk, equity risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), defaulted securities risk, investment style risk

* Please refer to the Principal Risks and risk Definitions section for more information on each of the risks listed above.

3

Overall Investment Approach

The LifePlan Funds are intended for investors who prefer to have their asset allocation and fund selection decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of affiliated underlying mutual funds (“Underlying Funds”) for which TCW Investment Management Company (the “Advisor”) acts as investment manager. The Underlying Funds may be purchased directly through a different prospectus which can be obtained by calling 800-386-3829 or from the website at www.tcw.com. Each Fund may also invest in exchange-traded funds (“ETFs”) within certain limits if the Advisor determines such investment to be desirable. The Advisor is also the investment manager for each of the LifePlan Funds. The LifePlan Funds seek to minimize the risks inherent in investing in a single fund by investing in several different Underlying Funds.

Under adverse market conditions, each Fund could invest some or all of its assets in money market funds or securities directly. Although the Funds would do this only for defensive purposes when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market and could have a negative impact on the Funds achieving their investment objectives.

Performance

The Conservative LifePlan Fund, Moderate LifePlan Fund, Aggressive LifePlan Fund and Global Aggressive LifePlan Fund have no historical performance to report because they started operations on November 16, 2006.

4

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds, which are described in the tables below. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the Underlying Funds held by the Fund. The cost of investing in a Fund may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees. Each Fund invests in Class I shares of the Underlying Funds which are not subject to distribution fees but are subject to investment advisory fees and certain other expenses.

FEE TABLE

	Conservative LifePlan	Moderate LifePlan	Aggressive LifePlan	Global Aggressive LifePlan
Shareholder Transaction Fees
Redemption Fees	None	None	None	None
Exchange Fees	None	None	None	None
Contingent Deferred Sales Load	None	None	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None
Maximum Sales Charge (Load) on Purchases	None	None	None	None

Annual Fund Operating Expenses
Management Fees	None	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	5.85%	5.85%	5.85%	5.85%
Estimated Acquired Funds Fees and Expenses[1]	0.91%	1.05%	1.13%	1.16%
Total Annual Fund Operating Expenses	7.01%[2]	7.15%[2]	7.23%[2]	7.26%[2]

1 In addition to the “Other Expenses” which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the underlying funds in which a Fund invests. The Funds’ estimated indirect expenses from investing in the underlying funds, based on its initial target allocations, is as shown in the table. Certain of the underlying funds expenses reflect fee reductions and waivers.

2 The Advisor has agreed in writing to reduce its fee or to pay the operating expenses of a Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of a Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper Inc. While such waiver is in effect, using the most recent fiscal year average net assets, the Total Annual Operating Expenses for the Conservative LifePlan Fund, Moderate LifePlan Fund, Aggressive LifePlan Fund and Global Aggressive LifePlan Fund are 1.11%, 1.10%, 1.21% and 1.25%, respectively. This agreement is terminable on six months notice.

5

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years
Conservative LifePlan	$694	$2,040
Moderate LifePlan	$707	$2,077
Aggressive LifePlan	$715	$2,097
Global Aggressive LifePlan	$718	$2,105

6

Conservative LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks current income and, secondarily, long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) fixed income funds, and (ii) equity funds, that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund does this by investing in a combination of other TCW Funds —the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Large Cap Core and Large Cap Flexible Growth Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, Money Market and Total Return Bond Funds.

•

The Fund invests between 40% and 80% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund may invest up to 80% of its assets in the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds.

•	The Fund invests between 20% and 60% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 60% of its

7

assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may obtain a prospectus for the Underlying funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S.

Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds.

8

Achieving the Fund’s objective will also depend on the performance of the Underlying Funds, as well as the inherent risks of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility

•	liquidity risk

•	equity risk

•	foreign investing risk (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

9

Moderate LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation and, secondarily, current income. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund does this by investing in a combination of other TCW Funds—the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large and mid capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Growth Equities, Large Cap Core, Large Cap Flexible Growth and Value Opportunities Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, High Yield Bond and Total Return Bond Funds.

•

The Fund invests between 20% and 60% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund may invest up to 60% of its assets in the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds. The Fund invests between 40% and 80% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 80% of its assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap

10

Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may obtain a prospectus for the Underlying Funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S.

Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds.

11

Achieving the Fund’s objective will also depend on the performance of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

12

Aggressive LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund does this by investing in a combination of other TCW Funds—the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•	The Fund invests in Underlying Funds most of which hold primarily stocks. The Fund is designed for long-term investors interested in a primarily equity portfolio, including common stocks.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of issuers of any capitalization that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Small Cap Growth and Value Opportunities Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The Fund may invest in Underlying Funds that hold convertible debt securities. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, High Yield Bond and Total Return Bond Funds.

•

The Fund invests between 0% and 40% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund may invest up to 40% of its assets in the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds.

13

•

The Fund invests between 60% and 100% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 100% of its assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may obtain a prospectus for the Underlying Funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S.

Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

14

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will also depend on the performance of the Underlying Funds. Additionally, the Fund will be subject to the same inherent risks of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

15

Global Aggressive LifePlan Fund

Investment Objectives/Approaches

The Fund is a fund of funds that seeks long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

•

To pursue its goal, the Fund invests in a combination of (i) equity funds, that utilize diverse investment styles, such as growth and/or value investing, (ii) fixed income funds, and (iii) international funds. The Fund does this by investing in a combination of other TCW Funds—the Underlying Funds—through the implementation of a strategic asset allocation strategy.

•

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s disciplined four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs an optimal portfolio model, issues allocation instructions and conducts analyses of the portfolio.

•	The Fund invests in Underlying Funds most of which hold primarily stocks. The Fund is designed for long-term investors interested in a primarily equity portfolio, including common stocks.

•

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of both U.S. and non-U.S. companies, of any capitalization, that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the Diversified Value, Global Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Small Cap Growth and Value Opportunities Funds.

•

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities including emerging markets securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk bonds.” The Fund may invest in Underlying Funds that hold convertible debt securities. The fixed income Underlying Funds in which the Fund will principally invest are the Core Fixed Income, Emerging Markets Income, High Yield Bond and Total Return Bond Funds.

•	The Fund invests between 10% and 50% of its net assets in money market, and short and long-term fixed income funds. Based on these limits, the Fund

16

may invest up to 50% of its assets and of the Core Fixed Income, Total Return Bond, Short Term Bond, High Yield Bond, Emerging Markets Income and Money Market Funds.

•

The Fund invests between 50% and 100% of its net assets in US and non-US equity funds. Based on these limits, the Fund may invest up to 100% of its assets in the Diversified Value, Dividend Focused, Equities, Focused Equities, Growth Equities, Large Cap Core, Large Cap Flexible Growth, Opportunity, Select Equity, Small Cap Growth, Value Added, Value Opportunities, Asia Pacific Equities, Emerging Market Equities, and Global Equities Funds.

•

The actual allocations may vary, and the Fund may also invest in ETFs from time to time. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

•

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes favorably represent the Fund’s investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor will adhere to the asset class limitations described above.

•

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

The Advisor may temporarily invest up to 100% of the Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Market appreciation or depreciation may cause the Fund to deviate temporarily from the ranges discussed above. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objectives/Approaches” in the prospectuses of the Underlying Funds listed above. You may

17

obtain a prospectus for the Underlying Funds by calling 800-386-3829 or from the website at www.tcw.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S.

Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. Achieving the Fund’s objective will also depend on the performance of the Underlying Funds. Additionally, the Fund will be subject to the same inherent risks of the Underlying Funds.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	foreign investing (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	defaulted securities risk

•	investment style risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

18

Principal Risks and Risk Definitions

All of the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the asset allocations of the Funds will not accomplish what they were designed to achieve or that the Underlying Funds in which the Funds invest will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you—and the more you can lose. Since the Underlying Funds hold securities with fluctuating market prices, the value of individual Fund shares will vary as each Underlying Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You may lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Principal Risks of the Funds

All investments are subject to the risks discussed below. Please consider the following risks before investing in a Fund.

Funds of Funds Structure

The LifePlan Funds are “funds of funds.” Achieving the LifePlan Funds’ objectives will depend substantially on the performance of the Underlying Funds to which the LifePlan investments are allocated, which depends on the particular securities in which the Underlying Funds invest. Therefore, the LifePlan Funds are subject to all risks associated with the Underlying Funds. Because the performance for the LifePlan Funds depends on that of each Underlying Fund, performance may be subject to increased volatility. Additionally, operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the LifePlan Funds. The LifePlan Funds directly bear their annual operating expenses and indirectly bear the annual operating expenses of the Underlying Funds in proportion to their allocations.

Asset Allocation Is Not a Guarantee Against Loss

While the LifePlan Funds, through asset allocation, seek to optimize returns given various levels of risk tolerance, you may still lose money and experience volatility (as noted above). Market and asset class performance may differ in the future from the historical performance and assumptions used to construct the

19

Funds. You may achieve better returns by investing in an individual fund or funds representing a single asset class rather than by utilizing asset allocation.

Affiliated Underlying Funds Risk

The Advisor makes the decision of which Underlying Fund to select for the LifePlan Funds. The Underlying Funds pay an investment management and other fees to the Advisor and its affiliates, and these fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the LifePlan Funds. However, the Advisor, as the investment advisor to the LifePlan Funds, has fiduciary duties to each LifePlan Fund and their shareholders and must act in their best interest when selecting Underlying Funds.

In addition, a Fund may sell Underlying Funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain Underlying Funds in response to economic or market condition, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. This may cause the Underlying Funds to incur transaction costs, a proportionate share of which would indirectly be borne by the LifePlan Funds.

Underlying Fund Selection Risk

There is the possibility that the selected Underlying Funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of the alternative Underlying Funds that could have been selected to represent the investment category.

Securities Selection Risk

There is the possibility that the specific securities held in an Underlying Fund’s portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager’s choice of securities.

Non-Diversified Status of Funds

Although certain of the Underlying Funds are diversified funds, because each Fund invests in a limited number of Underlying Funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment in an Underlying Fund by a Fund may have a significant effect on performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

20

Portfolio Management Risk

There is the possibility that the strategies used by the Advisor and its selections will fail to produce the intended result.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities held in an Underlying Fund in which a Fund may invest. There is the possibility that the returns from the types of securities in which an Underlying Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Restrictions on trading volume in foreign markets can also affect price and liquidity.

Temporary Defensive Measures

The Advisor may temporarily invest up to 100% of a Fund’s assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Exchange-Traded Funds (ETFs)

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses similar to those of the Underlying Funds, including operating costs and advisory fees that you, as a shareholder in the fund, indirectly bear. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs. The LifePlan Funds may invest in

21

ETFs in reliance on applicable law or exemptive relief obtained by such ETFs. You should be aware that the allocations of each LifePlan Fund may change accordingly without prior notice to shareholders if the LifePlan Funds rely on applicable law or exemptive relief already obtained by certain ETFs.

Principal Risks of the Underlying Funds

Each Fund, through its investment in the Underlying Funds and ETFs, may also be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Price Volatility

There is the possibility that the value of a Fund’s portfolio will change as the prices of the investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Fund’s returns may vary and you may lose money. The Funds that invest primarily in equity securities of small or medium sized companies are subject to greater price volatility than other funds.

Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage. Certain instruments (such as inverse floaters and interest-only securities) behave similarly to leveraged instruments.

Liquidity Risk

There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it primarily invests in securities of medium and small sized companies; high yield bonds (debt instruments rated below investment grade); mortgage-backed securities; or foreign or emerging markets securities, which have all experienced periods of illiquidity.

Equity Risk

Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on

22

changes in a company’s financial condition and in overall market and economic conditions. If a Fund invests primarily in equity securities, it may be subject to greater equity risk.

Investment Style Risk

Certain Funds may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles—“growth” or “value” styles—to select investments for the Funds. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Small and Medium Capitalization Company Risk

Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Foreign Investing

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund’s shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

23

Foreign Currency Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty.

The forward currency market for the purchase or sale of U.S. dollars in most countries is not highly developed, and in certain countries, there may be no such market. If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at an exchange rate more advantageous than that which would prevail after the anticipated amount of devaluation, particularly in regards to forward contracts for local Latin American currencies in view of the relatively small, inactive or even non-existent market for these contracts. In the event a Fund holds securities denominated in a currency that suffers a devaluation, the Fund’s net asset values will suffer corresponding reductions. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Risks Associated With Emerging Market Countries

The TCW Global Aggressive LifePlan Fund invests in emerging market countries. Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

24

Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which certain of the Funds invest and adversely affect the value of assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recession and government instability.

25

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds that invest in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Debt Securities

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting Debt instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Debt securities are subject to two primary types of risk: credit risk and interest rate risk.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Certain of the Funds may invest in convertible securities rated below investment grade. The High Yield Bond Fund portfolio consists of below investment grade corporate securities while other Funds may invest in debt instruments rated below investment grade or in default. Debt instruments that are rated below investment grade or in default are considered to be speculative; they are also commonly known as “junk” bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund’s investment objective will be more dependent on the Advisor’s analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade

26

bonds. This potential lack of liquidity may make it more difficult for a Fund to value accurately certain portfolio securities.

Certain Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). These securities are neither issued nor guaranteed by the United States Treasury.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5-year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Defaulted securities risk

Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceeding) is subject to significant uncertainties. Insolvency laws and practices in the projected issuers’ jurisdictions are different than these in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Mortgage-Backed Securities

Mortgage-Backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

27

Credit and Market Risks of Mortgage-Backed Securities. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guaranteed them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times certain Funds may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities, such as inverse floaters, and interest-only securities, suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a Fund’s higher yielding securities are likely to be redeemed and a Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders.

28

The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Stripped Mortgage Securities. Part of the investment strategy of certain Funds involves interest-only Stripped Mortgage Securities. These investments may be highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs. In addition, prepayments of the underlying mortgages likely would lower a Fund’s returns from stripped securities it holds.

Inverse Floaters. Certain of the fixed income Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as London Interbank Offered Rate (LIBOR) or 11th District Cost of Funds Index (COFI). Any rise in the

29

index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. An inverse floater may behave like a security that is leveraged since its interest rate usually varies by a magnitude much greater than the magnitude of the change in the index rate of interest. The “leverage-like” characteristics inherent in inverse floaters are associated with greater volatility in their market prices.

Adjustable Rate Mortgages. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Non-diversified Status of Underlying Funds

Some of the Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

To the extent a Fund invests a significant percentage of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund’s investments will be limited so as to qualify for the

30

special tax treatment afforded “regulated investment companies” under the Internal Revenue Code of 1986, as amended.

Securities Lending Risk

Each Underlying Fund may lend portfolio securities with a value up to 25% of the Fund’s total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Please see the Statement of Additional Information for each of the Funds for further information.

31

Description Of The Underlying Funds

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/Non-Diversified
TCW Money Market Fund	Current income, preservation of capital and liquidity	Invests in high credit quality, short-term money market securities.	Diversified

TCW Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in fixed income securities.	Diversified

TCW High Yield Bond Fund	Maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “junk” bonds.	Diversified

TCW Short Term Bond Fund	Maximize current income	Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.	Diversified

TCW Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.	Diversified

TCW Asia Pacific Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in the Asia Pacific Region, except Australia, Japan and New Zealand, or securities convertible into such equity securities.	Non-diversified

TCW Emerging Markets Equities Fund	Long-term capital appreciation	Invests in equity securities of companies in emerging market countries around the world.	Non-diversified

32

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/Non-Diversified
TCW Emerging Markets Income Fund	High total return from current income and capital appreciation	Invests in debt securities issued by Emerging Market Country governments or their agencies or instrumentalities or private corporate issuers.	Non-diversified

TCW Global Equities Fund	Long-term capital appreciation	Invests in equity securities of companies located in countries in the MSCI World Index.	Non-diversified

TCW Diversified Value Fund	Capital appreciation	Invests in equity securities of large capitalization companies.	Diversified

TCW Dividend Focused Fund	High level of dividend income	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends.	Diversified

TCW Equities Fund	Long-term capital appreciation	Invests in equity securities of large capitalization companies trading below their intrinsic value.	Non-diversified

TCW Focused Equities Fund	Long-term capital appreciation	Invests in equity securities of 25 - 40 large capitalization companies.	Non-diversified

TCW Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of emerging growth companies.	Non-diversified

TCW Large Cap Core Fund	Long-term capital appreciation	Invests 80% of the value of its net assets in equity securities of large cap growth and value companies with a market capitalization of greater than $3 billion dollars at the time of purchase.	Non-diversified

TCW Large Cap Growth Fund	Long-term capital appreciation	Invests in the equity securities of 35 - 50 large capitalization companies with a market capitalization of greater than $3 billion dollars at the time of purchase.	Non-diversified

TCW Opportunity Fund	Capital appreciation	Invests in equity securities of small capitalization companies.	Diversified

TCW Select Equities Fund	Long-term capital appreciation	Invests in common stock of large capitalization companies.	Non-diversified

33

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/ Non-Diversified
TCW Small Cap Growth Fund	Long-term capital appreciation	Invests at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies comprising the Standard & Poor’s Small Cap 600 Index. As of December 31, 2005, the market capitalization of companies included in Standard & Poor’s Small Cap 600 Index was between $46 million and $3.7 billion.	Non-diversified

TCW Value Added Fund	Long-term capital appreciation	Invests in equity securities issued by small capitalization value companies.	Non-diversified

TCW Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities of mid cap value companies.	Non-diversified

34

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of October 31, 2006, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $140 billion under management or committed to management.

Portfolio Managers

Below are the individuals who are primarily responsible for the day-to-day portfolio management of Funds, including a summary of their business experience during the past five years:

Jeffrey E. Gundlach	Group Managing Director and Chief Investment Officer, the Advisor and Trust Company of the West; President and Chief Investment Officer, TCW Asset Management Company
Michael P. Reilly	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West
Komal S. Sri-Kumar	Managing Director & Chairman, Comprehensive Asset Allocation Committee, the Advisor, TCW Asset Management Company and Trust Company of the West
Allan R. Toole	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in each Fund, a description of their compensation structure and information regarding the accounts they manage.

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds do not pay any amounts to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it. However, the Advisor serves as investment advisor to the Underlying Funds and is paid a fee by the Underlying Funds for providing such service. Accordingly, shareholders of the Funds indirectly bear a portion of the fees paid by the Underlying Funds to the Advisor and other service providers, and the other expenses borne by the Underlying Funds.

35

A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for the Funds will be contained in the Funds’ annual report to shareholders for the period ended October 31, 2006.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available from the Underlying Funds. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokers, administrators, and other financial intermediaries, to compensate or reimburse such parties for administrative and shareholder services provided to the Funds and their shareholders. The amount of these payments is determined from time to time by the Advisor and may differ for different financial intermediaries. These payments are in addition to any fees that may be paid by the Funds for these types of or other services. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no compensation were paid.

Multiple Class Structure

Certain of the TCW Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. The LifePlan Funds currently offer Class N and Class I shares which both invest in Class I shares of affiliated Underlying Funds. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally gives you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value per share by separate prospectus. The Class N shares are also offered at the current net asset value per share, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

36

YOUR INVESTMENT

Account Policies and Services

Buying Shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (NAV) which is based on the net assets of the Fund and the number of outstanding shares of that class. Each Fund’s assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values and may also consist of exchange-traded funds, which are valued at current market prices. The NAV is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (each, a “financial intermediary”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off time on the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. Investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particularly relevant for Funds and Underlying Funds that hold securities that trade primarily in overseas markets because of the time difference between when foreign markets close and when the Funds calculate their net asset values. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security. The Funds will value their holdings in the Underlying Funds on the basis of the Underlying Funds’ NAV.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

37

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without notice. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 Minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may generally sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a

38

dealer, broker or other service provider. See “to Sell or Exchange Shares” below. NAV will not be determined on days when the NYSE is closed. In addition, a delay in calculating the NAV may happen if the NYSE closes on a day other than a regular holiday or weekend, trading on the NYSE is restricted, an emergency exists as determined by the SEC, making securities sales or determinations of NAV not practicable, or the SEC permits a delay for the protection of shareholders.

Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time. In addition, the Funds may calculate their NAVs on days when the NYSE is open but foreign markets are closed. Conversely, securities trading on foreign markets may take place on days when the NYSE is closed, and as a result, the Funds’ NAVs are not calculated and shareholders are not able to redeem their shares on such days. Since securities that are primarily listed on foreign exchanges may trade on weekends, U.S. holidays or other days when a Fund does not price its shares, the value of a Fund’s securities (and thereby the NAV of the Fund) may change on days when shareholders will not be able to purchase or redeem shares.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Written Sell Order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

39

Exchange Privilege

You can exchange Class N Shares from one Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third-Party Transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General Policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information.

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

40

Large Redemption Amounts

The Funds also reserve the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets).

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds and/or the Underlying Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these trading limits are still permitted to redeem their shares subject to any applicable redemption fee. In addition, exchanges and redemptions out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including the investments in the Underlying Funds made by the LifePlan Funds and any

41

other mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excess trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts ended through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of these intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

42

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing:
Complete the New Account Form. Mail your New Account Form and a check made payable to TCW Fund to:
Via Regular Mail:
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)
Via Express, Registered or Certified Mail:
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone:
Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

By Wire:
Have your bank send your investment to: U.S. Bank, N.A.	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services LLC
Account No. 182380074993
Further Credit: TCW Fund
(Name on the Fund Account)
(Fund Account Number)
Via Exchange:
Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

43

TO SELL OR EXCHANGE SHARES
By Mail:
Write a letter of instruction that includes:
•your name(s) and signature(s) as they appear on the account form •your account number •the Fund name •the dollar amount you want to sell or exchange •how and where to send the proceeds
Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).
Mail your letter of instruction to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

44

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486 Outside the U.S. (414) 765-4124 (collect)

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of a Fund will be declared and paid annually. Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and, if certain holding period requirements are met from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

45

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Distributions of long-term capital gains are generally taxed at the rate for long-term capital gains and distributions of short-term capital gains are generally taxed as ordinary income. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

A Fund will not be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Funds. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred. As a result of these factors, the use of the fund-of-funds structure by the Funds could therefore affect the amount, timing and character of distributions to shareholders.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax advisor for further information.

Disclosure of Portfolio Information

The Funds’ Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Underlying Funds’ portfolio securities is in the best interests of Underlying Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial

46

analysts and rating agencies pursuant to confidentiality agreements; and (iii) to certain third parties as necessary to provide services for the Underlying Funds’ ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Underlying Funds to provide certain unaudited information regarding the portfolio composition of the Underlying Funds as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Funds, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund and the High Yield Bond Fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Underlying Funds reserve the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Funds. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Underlying Funds may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release the Underlying Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Funds’ website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Funds. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Underlying Funds, including the Underlying Funds’ custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the

47

provision of services to the Underlying Funds. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

Financial Highlights

Because the LifePlan Funds have not yet commenced operations as of the date of this prospectus, financial highlights are not available for these Funds.

48

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text-only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or by electronic request at the following e-mail address: publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829), or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

49

TCW FUNDS, INC.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(800) FUND TCW

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2007

Equity Funds
Fixed Income Funds
Balanced
Diversified Value	Money Market
Dividend Focused	Core Fixed Income
Equities	High Yield Bond
Focused Equities	Short Term Bond
Growth Equities	Total Return Bond
Growth Insights
Large Cap Core	International Funds
Large Cap Growth
Opportunity	Asia Pacific Equities
Select Equities	Emerging Markets Equities
Small Cap Growth	Emerging Markets Income
Value Added	Global Equities
Value Opportunities
Asset Allocation Funds (the “LifePlan Funds”)

TCW Conservative LifePlan Fund
TCW Moderate LifePlan Fund
TCW Aggressive LifePlan Fund
TCW Global Aggressive LifePlan Fund

This Statement of Additional Information is not a prospectus but contains information in addition to, and more detailed than that set forth in the Prospectus dated the same date, which describes each of the separate investment series (each, a “Fund”) of TCW Funds, Inc. This Statement of Additional Information should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing TCW Funds, Inc., Attention: Investor Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or by calling the Investor Relations Department at (800) FUND TCW. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. Each Fund’s audited financial statements in the Annual Report to Shareholders and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, and unaudited financial statements appearing in the Semi-Annual Report are incorporated by reference herein.

GENERAL INFORMATION

TCW Funds, Inc. (the “Corporation”) was incorporated as a Maryland corporation on September 15, 1992 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of TCW Investment Management Company (the “Advisor”). The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated. In December 2005, the Corporation filed Articles of Amendment to change its name from TCW Galileo Funds, Inc. to TCW Funds, Inc.

The Funds offer three classes of shares: Class I shares, Class N shares and Class K (or Advisor Class shares). The TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund, the TCW Aggressive LifePlan Fund, and the TCW Global Aggressive LifePlan Fund are four recently organized lifestyle allocation funds, known collectively as the “LifePlan Funds.” Class I and N shares of the Life Plan Funds are offered at this time. The LifePlan Funds are funds of funds, each of which seeks to achieve its investment objective by investing primarily in the Class I shares of other TCW funds (the “Underlying Funds”).

INVESTMENT PRACTICES

In attempting to achieve its investment objective, a Fund may utilize, among others, one or more of the strategies or securities set forth below. The Funds may, in addition, invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with their objectives and restrictions. The investment strategies described below may be pursued directly by the Underlying Funds. As a general matter, the LifePlan Funds do not invest directly in securities. However, the LifePlan Funds are subject to the strategies and risks described below indirectly through their investments in the Underlying Funds.

Strategies and Investments Available to All Funds

Money Market Instruments. All Funds may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds.

Bank Obligations. Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad).

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance).

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of a Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate (10% limit for the Money Market Fund in illiquid securities).

Commercial Paper. The Funds may purchase commercial paper rated within the two highest ratings categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, the security is determined by TCW Investment Management Company (the “Advisor”) to be of comparable quality.

Money Market Mutual Funds. Shares of United States money market investment companies, subject to applicable legal restrictions and the Advisor’s determination that such investments are beneficial to the relevant Fund and appropriate in view of such considerations as yield (taking into account the advisory fees and expenses of the money market fund), quality and liquidity.

Other Short-Term Obligations. Debt securities that have a remaining maturity of 397 days or less and that have a long-term rating within the three highest ratings categories by S&P or Moody’s.

Repurchase Agreements. Repurchase agreements, which may be viewed as a type of secured lending by a Fund, typically involve the acquisition by a Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by each Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on each Fund’s investment in illiquid and restricted securities.

Lending of Portfolio Securities. Each Fund may, consistent with applicable regulatory requirements, lend their portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Funds (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent or securities of the United States Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day’s notice, or by a Fund on two business day’s notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Advisor to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the Funds. Any gain or loss in the marketplace during the loan period would inure to the Fund.

A Fund will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities. Also voting rights with respect to the loaned securities may pass with the lending of the securities.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value. The Advisor does not believe that any Fund’s net asset value or income will be adversely affected by its purchase of securities on such basis.

When, As and If Issued Securities. The Funds may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Advisor determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. Each Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Advisor does not believe that the net asset value of the Fund will be adversely affected by its purchase of securities on such basis. Each Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

Strategies and Investments Available to All Funds (except the Value Added, Value Opportunities and Money Market Funds)

Options. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”).

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Each Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Covered Call Writing. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) are permitted to write covered call options on securities, the U.S. dollar and foreign currencies. Generally, a call option is “covered” if a Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option or otherwise segregates sufficient cash or other liquid assets to cover the outstanding position. A call option is also covered if a Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by a Fund in cash, U.S. Government Securities or other liquid assets which a Fund has segregated for this purpose.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium”; i.e., the price of the option. Receipt of these premiums may better enable a Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

As regards listed options and certain OTC Options, during the option period, a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Covered Put Writing. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) are permitted to write covered put options. As a writer of a covered put option, a Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by a Fund will be exercisable by the purchaser only on a specific date). A put is “covered” if, at all times, the Fund maintains in a segregated account, cash, or other liquid assets in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash, or other liquid assets which the Fund holds in a segregated account. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

Purchasing Call and Put Options. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) may purchase a call option in order to close out a covered call position (see “Covered Call Writing” above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

The Funds may purchase put options on securities or currencies which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security or currency were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, a Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

Futures Contracts. Each of the Funds (except the Value Added, Value Opportunities and Money Market Funds) may purchase and sell interest rate, currency, and index futures contracts (“futures contracts”), on securities eligible for purchase by the Fund. Subject to certain limitations, a Fund may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

No Fund may enter into futures contracts or related options if, immediately thereafter, the amount of initial margin and premiums for unexpired futures contracts and options on futures contracts exceeds 5% of the Fund’s liquidation value, after taking into account unrealized profits and losses on such futures contracts, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

Pursuant to applicable regulatory exemptions, each Fund and the Advisor are not deemed to be a “Commodity Pool” or “Commodity Pool Operator”, respectively, under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In connection with the purchase or sale of futures contracts, a Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contacts or by holding a portfolio of securities with characteristics substantially similar to its underlying index comprising the futures contracts or by holding a separate offsetting option permitting it to purchase sell the same futures contract.

A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Advisor anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts. If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. A Fund may purchase or sell futures on various currencies in which its portfolio securities are denominated for the purpose of hedging against anticipated changes in currency exchange rates. A Fund will enter into currency futures contracts to “lock in” the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security’s denominated currency vis-a-vis a different currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as foreign currency forward contracts. The Advisor will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Fund upon the proper termination of the futures contract. The margin deposits are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government Securities called “variation margin”, with the Fund’s futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position in usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transactions.

Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

The Funds will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, a Fund wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Fund seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of a Fund’s portfolio.

Strategies and Investments Available to the Equity Funds (except the Value Added and Value Opportunities Funds), the International Funds and the Core Fixed Income Fund

Options on Foreign Currencies. The Equity Funds (except the Value Added and Value Opportunities Funds), the International Funds and the Core Fixed Income Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby “locking in” the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. Each of these Funds may also purchase call and put options to close out written option positions.

Each of these Funds may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which a Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to a Fund resulting from an increase in the U.S. dollar value of the foreign security. However, a Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put and call option positions.

The markets for certain foreign currency options are relatively new and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Forward Currency Transactions. The Equity Funds (except the Value Added and Value Opportunities Funds), the International Funds and the Core Fixed Income Fund may enter into forward currency transactions. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at an agreed future date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders. A Fund may enter into foreign currency forward contracts in order to protect against the risk that the U.S. dollar value of the Fund’s dividends, interest and net realized capital gains in local currency will decline to the extent of any devaluation of the currency during the intervals between (a) (i) the time the Fund becomes entitled to receive or receives dividends, interest and realized gains or (ii) the time an investor gives notice of a requested redemption of a certain amount and (b) the time such amount(s) are converted into U.S. dollars for remittance out of the particular country or countries.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The cost to a Fund of engaging in forward currency transactions may vary with factors such as the length of the contract period and the market conditions then prevailing. Because forward currency transactions are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer’s markup. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a devaluation of the foreign currency in relation to the U.S. dollar, they also limit any potential gain if that foreign currency appreciates with respect to the U.S. dollar.

A Fund will “cover” its forward positions in a manner substantially similar to that described above with respect to asset coverage for futures contracts.

Strategies and Investment, Available to the Equity Funds, the International Funds and the High Yield Bond Fund

Convertible Securities. The Equity Funds, the International Funds and the High Yield Bond Fund may acquire convertible securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege), and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Strategies and Investments Available to the Core Fixed Income, Asia Pacific Equities, Emerging Markets Equities and Emerging Markets Income Funds

Sovereign Debt Obligations of Emerging Market Countries. The Core Fixed Income, Asia Pacific Equities, Emerging Markets Equities and Emerging Markets Income Funds may invest in sovereign debt of emerging market countries. Political conditions, in terms of a country or agency’s willingness to meet the terms of its debt obligations, are considerable significance. Investors should be aware that the sovereign debt instruments in which these Funds may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s and S&P.

Sovereign debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Mexico and certain other emerging market countries are among the largest debtors to commercial banks and foreign governments. A foreign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign debtor’s policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their sovereign debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations; in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extended new credits to finance interest payments on existing debt. In the future, holders of sovereign debt may be requested to participate in similar rescheduling to such debt.

The ability or willingness of the governments of emerging market countries to make timely payments on their sovereign debt is likely to be influenced strongly by a country’s balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country’s trading partners could also adversely affect its exports. Such events could extinguish a country’s trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social and diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Funds’ investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to services their sovereign debt. There can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.

As a result of all of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn, the Funds’ net asset value, to a greater extent than the volatility inherent in domestic securities. The value of sovereign debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market.

Strategies and Investments Available to the Emerging Markets Income Fund

Credit Default Swaps. The Emerging Markets Income Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Emerging Markets Income Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Strategies and Investments Available to the Core Fixed Income and High Yield Bond Funds

Loan Participation and Assignments. Investment in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participation”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically results in the Fund’s having a contractual relationship only with the Lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Advisor determines that the selling Lender is creditworthy.

When a Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended (“Securities Act”), and thus may be subject to a Fund’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Strategies and Investments Available to the Balanced, Core Fixed Income, Short Term Bond and Total Return Bond Funds

Government Mortgage Pass-Through Securities. The Balanced, Core Fixed Income, Short Term Bond and Total Return Bond Funds may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA certificates are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, “modified pass-through” instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment

Conduit (“REMIC”). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on a Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMIC.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be Stripped Mortgage Securities.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile. The Funds will not invest in CMO and REMIC residuals.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Funds will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Stripped Mortgage Securities. Stripped Mortgage Securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities not issued by Federal Agencies will be treated by the Funds as illiquid securities so long as the staff of the Securities and Exchange Commission maintains its position that such securities are illiquid.

Stripped Mortgage Securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

A Fund may purchase Stripped Mortgage Securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Mortgage Dollar Rolls. The Balanced, Core Fixed Income, Short Term Bond and Total Return Bond Funds may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by the Fund.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Various types of assets, primarily automobile and credit cards receivables, are securitized in pass-through structures similar to mortgage pass-through structures. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. The Core Fixed Income, Short Term Bond and Total Return Bond Funds may each invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements.

Inverse Floaters. Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds index (“COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

Strategies and Investments Available to the Core Fixed Income, Money Market, Short Term Bond and Total Return Bond Funds

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

Strategies and Investments Available to the Equity Funds and International Funds

Warrants. A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box. The Funds may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss.

To secure its obligation to deliver the securities sold short, a Fund will deposit in a separate escrow account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund may make a short sale in order to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. However, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. A Fund may also make a short sale when it does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in the Fund’s long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment value or conversion premiums. Additionally, a Fund may use short sales when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short. The potential risk in this strategy is the possible loss of any premium over conversion value in the convertible security at the time of purchase. The purpose of this strategy is to produce income from the yield advantage and to provide the potential for a gain should the conversion premium increase.

Investments in Other Investment Company Securities

Under the 1940 Act, a Fund (other than the LifePlan Funds) may not own more than 3% of the outstanding voting stock of an unaffiliated investment company, invest more than 5% of its total assets in any one unaffiliated investment company, or invest more than 10% of its total assets in the securities of investment companies. Alternatively, a Fund may limit its investments to not more than 3% of any unaffiliated underlying fund and will not be subject to the 5% and 10% limit if all Funds of the Corporation choose to adhere to such 3% limit. Such investments may include open-end investment companies, closed-end investment companies and unit investment trusts (“UITs”). In some instances, a Fund may invest in an investment company in excess of these limits. This may occur, for instance, when a Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations. These limitations do not apply to investments in unregistered investment companies.

The 1940 Act permits a LifePlan Fund to invest beyond the limitations discussed above so long as the investments are in funds that are part of the “same group of investment companies” as the LifePlan Fund (other TCW funds). A LifePlan Fund may generally also purchase shares of funds that are not part of the same group of investment companies as the LifePlan Fund (subject to the limits discussed above for unaffiliated funds) as well as stocks, bonds and other securities not issued by a fund. A LifePlan Fund also may invest in money market funds.

Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which a Fund may invest are Portfolio Depositary Receipts (“PDRs”) and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as “exchange traded funds” or ETFs). PDRs represent interests in a UIT holding a fund of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of a specified foreign or domestic equity index (Index Fund). ETFs include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Optimized Funds as Listed Securities (OPALS), Dow Jones Industrial Average Instruments (Diamonds), NASDAQ 100 tracking shares (QQQ) and I-Shares.

SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs’ UIT, the holders will receive the value of the underlying basket of stocks.

OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS’ UIT, the holders will receive the physical securities comprising the underlying baskets.

I-Shares™. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the American Stock Exchange and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares. Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as “Creation Units” are redeemable from the sponsor of the UIT.

Similarly, block sizes of Index Fund Shares, also known as “Creation Units,” are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund.

Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Fund may not be able to recover the current value of its investment.

Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

RISK CONSIDERATIONS

The following risk considerations relate to investment practices undertaken by some or all of the Funds. Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of each Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. You can lose money by investing in a Fund. There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return. Each Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.

Prospective investors should consider the following risks.

General

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Stock Market Risk

Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund’s share price is likely to decline in value. A Fund’s focus on certain types of stocks (such as small or large cap) and style of investing (such as value or growth) subjects it to the risk that is performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Investment in Small and Medium Capitalization Companies

Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology and be more dependent upon key members of management.

The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events; have less active trading markets and be harder to sell at the time and prices that the Advisor considers appropriate.

Repurchase Agreements

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, a Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Fund could suffer a loss. Each Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

Reverse repurchase agreements and mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. None of the Funds authorized to utilize these instruments expects to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.

Debt Securities

Debt securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are “credit risk” and “interest rate risk.” These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

“Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

“Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and directly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the re-set terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Foreign Securities

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to United States companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of each Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues.

Foreign Currency Risks

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of those Funds as measured in United States dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency future and forward contracts. However, it is not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use them to protect against currency risk. While foreign currency future and forward contracts may be available, the cost of these instruments may be prohibitively expensive so that the Funds may not to be able to effectively use them.

Risks Associated With Emerging Market Countries

Investors should recognize that investing in securities of emerging market countries through investment in the Asia Pacific Equities, Emerging Markets Equities and Emerging Markets Income Funds involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges’ and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Risks Associated With Lower Rated Securities

The Equity Funds and the International Funds may invest in convertible securities. A portion of the convertible securities acquired by the Funds may be rated below investment grade. The Emerging Markets Income and High Yield Bond Funds will invest in below investment grade securities. Securities rated below investment grade are commonly known as “junk bonds” and have speculative characteristics.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by “emerging credit” companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest (“credit risk”) than higher rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield securities which the Funds will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated debt security may fluctuate more than the market value of higher rated securities, since changes in the creditworthiness of lower rated issuers and in market perceptions of the issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher rated issuers. High yield debt securities also tend to reflect individual corporate developments to a greater extent than higher rated securities. The securities in which the Funds invest are frequently subordinated to senior indebtedness.

The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund’s asset value. Furthermore, the market prices of high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly-traded and the Advisor’s ability to accurately value high yield bonds and a Fund’s assets may be more difficult because there is less reliable, objective data available. In addition, a Fund’s ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent a Fund owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Funds accrue income on these securities prior to the receipt of cash payments. The Funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

Ratings Categories

A description of the rating categories as published by Moody’s and S&P is set forth in the Appendix to this Statement of Additional Information. Ratings assigned by Moody’s and/or S&P to securities acquired by a Fund reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. A Fund may retain a security whose rating has changed or has become unrated.

Restricted Securities

The Equity Funds, the International Funds and the Core Fixed Income and High Yield Bond Funds may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under each Fund’s current policies may not exceed 15% of the Fund’s net assets.

Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be “liquid,” the security will not be included within the category “illiquid securities.” However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Options Transactions

The effective use of options depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. Government Securities or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

A Fund’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts and Options on Futures

There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by a Fund is subject to the ability of the Advisor to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the Fund, if the Fund is not successful in employing such instruments in managing the Fund’s investments, the Fund’s performance will be worse than if the Fund did not make such investments.

Each Fund will enter into transactions in futures contracts for hedging purposes only.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Fund’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Fund’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy, of the writer of an OTC option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Advisor.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Advisor’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

Risks Associated With Mortgage-Backed Securities

Credit and Market Risks of Mortgage-Backed Securities. Investments by the Balanced, Core Fixed Income, Short Term Bond and Total Return Bond Funds in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in each Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of a Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations (“CMOs”). There are certain risks associated specifically with CMOs. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities. Part of the investment strategy of the Balanced, Core Fixed Income, Short Term Bond and Total Return Bond Funds may involve the purchase of interest-only Stripped Mortgage Securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters. The Balanced, Core Fixed Income, Short Term Bond and Total Return Bond Funds invest in inverse floaters, a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as LIBOR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Adjustable Rate Mortgages (“ARMs”). ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Risks Associated With Asset-Backed Securities

Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owned on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Risks Associated With New Funds

The LifePlan Funds are new Funds, with limited operating history, which may result in additional risk. There can be no assurance that these new Funds will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate one or more of these Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Risks Associated With Funds of Funds

The LifePlan Funds are “funds of funds.” Achieving the LifePlan Funds’ objectives will depend entirely on the performance of the Underlying Funds to which the LifePlan investments are allocated, which depends on the particular securities in which the Underlying Funds invest. Therefore, the LifePlan Funds are subject to all risks associated with the Underlying Funds. Because the performance for the LifePlan Funds depends on that of each Underlying Fund, performance may be subject to increased volatility. Additionally, operating expenses incurred annually by each Underlying Fund are borne indirectly by shareholders of the LifePlan Funds. The LifePlan Funds directly bear their annual operating expenses and indirectly bear the annual operating expenses of the Underlying Funds in proportion to their allocations.

The Advisor allocates the assets of each of the LifePlan Funds among the Underlying Funds based upon a number of factors, including the Advisor’s asset allocation strategies and the investment performance of each Underlying Fund. In making investment decisions for the LifePlan Funds, the Advisor will consider, among other factors, internally generated research. Because certain Underlying Funds are more profitable to the Advisor than others, the Advisor may have an incentive to allocate more of any such LifePlan Funds’ assets to more profitable Underlying Funds, and fewer assets to less profitable Underlying Funds. The Advisor does not, however, consider the profitability of the Underlying Funds in making investment decisions for the LifePlan Funds.

The LifePlan Funds may invest in all of the Underlying Funds as disclosed in the Prospectus. The Advisor may modify the asset allocation strategy for the LifePlan Funds and modify the selection of Underlying Funds for the LifePlan Funds or may invest in other TCW funds from time to time without shareholder approval if it believes that doing so would better enable the LifePlan Funds to pursue their investment goals.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Advisor intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short- term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Advisor, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or markdown of the price.

The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates certain of the Funds (other than the Money Market Fund for which, due to the short-term nature of its investments, a portfolio turnover rate is not applicable) are generally not expected to exceed 100%. In addition, many of the Funds are Underlying Funds of the LifePlan Funds, and changes to the target allocations of the LifePlan Funds may result in the transfer of assets from one Underlying Fund to another. These changes, as well as changes in managers and investment personnel and reorganizations of Underlying Funds, may result in the sale of portfolio securities, which may increase trading costs and the portfolio turnover and trigger negative tax consequences for the affected Underlying Funds. The following Funds had a portfolio turnover rate exceeding 100% for their most recent fiscal year. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund’s investment portfolio were replaced once in a period of one year.

For the fiscal year ended October 31, 2006, the portfolio turnover rate for the Growth Equities Fund exceeded 100%. This was due to the merger with the TCW Aggressive Growth Equities Fund which was effected at the close of business on August 31, 2006.

For the fiscal year ended October 31, 2006, the portfolio turnover rate for the Asia Pacific Equities Fund exceeded 100%. This was principally due to a rebalancing of the Fund’s investment portfolio that occurred during the first four months of 2006.

For the fiscal year ended October 31, 2006, the portfolio turnover rate for the Emerging Markets Equities Fund exceeded 100%. This was due to sector and industry allocation changes that occurred subsequent to the portfolio manager change that took place in October 2006. Specifically the overweight position in energy was reduced and the zero weighting technology was raised to 15% of the Fund’s portfolio, a neutral position when compared to the Fund’s comparative index.

For the fiscal year ended October 31, 2006, the portfolio turnover rate for the Emerging Markets Income Fund exceeded 100%. This was due to the selling of securities to meet redemptions and investing the large cash position which was reduced over the year.

For the fiscal year ended October 31, 2006, the portfolio turnover rate for the Global Equities Fund exceeded 100%. This was due to the change in investment strategy from an international to a global fund that took place in April 2006.

BROKERAGE PRACTICES

The Advisor is responsible for the placement of the Funds’ portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. Debt, convertible and unlisted equity securities are generally purchased from a primary market maker acting as principal on a net basis without a stated commission but at prices generally reflecting a dealer spread. Listed equity securities are normally purchased through brokers in transactions executed on securities exchanges involving negotiated commissions. Debt, convertible and equity securities are also purchased in underwritten offerings at fixed prices which include discounts to underwriters and/or concessions to dealers. In placing a portfolio transaction, the Advisor seeks to obtain the best execution for the Fund, taking into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in Fund transactions, the Advisor considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Advisor to effect orderly purchases or sales for a Fund. Accordingly, transactions will not always be executed at the lowest available commission. In addition, the Advisor may effect transactions which cause a Fund to pay a commission in excess of a commission which another broker-dealer would have charged if the Advisor first determines that such commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. In some cases, research is provided directly by an executing broker-dealer and in other cases, research may be provided by third party research providers such as a non-executing third party broker-dealer or other third party research service.

Research services furnished by broker-dealers may be used in providing services for any or all of the clients of the Advisor, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

The Advisor maintains an internal allocation procedure to identify those direct research providers who provide it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Advisor believes are useful. The Advisor’s procedures also seek to compensate third party research providers that provide it with research by directing executing broker-dealers to cause payments to be made to third party research providers, either through cash payments from the executing broker or through the use of step out transactions. A “step out transaction” is a securities trade executed by the executing broker-dealer, but settled by the non-executing research broker-dealer permitting the non-executing research broker-dealer to share in the commission. The determination of the broker-dealers to whom commissions are directed generally is made using a system involving the Advisor’s Director of U.S. Equity Research, the Funds’ portfolio managers, the Advisor’s analysts and is periodically reviewed by the Advisor’s trading committee. The Advisor’s Director of U.S. Equity Research coordinates the evaluation of broker-dealer research services in most instances, taking into account the view’s of the Advisor’s portfolio managers and analysts.

Research services include such items as reports on industries and companies, economic analyses, review of business conditions and portfolio strategy, analytic computer software, account performance services and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions. Sometimes the Advisor receives products or services from broker-dealers that are used for both research services and other purposes, such as corporate administration or marketing (“mixed-use products or services”). The Advisor makes a good faith effort to determine the relative proportions of mixed-use products or services that may be attributable to research services. The portion attributable to research services may be paid through the allocation of brokerage commissions and the Advisor pays the non-research services in cash.

Debt and convertible securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

In an effort to achieve efficiencies in execution and reduce trading costs, the Advisor and its affiliates frequently (though not always) execute securities transactions on behalf of a number of accounts at the same time, generally referred to as “block trades.” When executing block trades, securities are allocated using procedures that the Advisor considers fair and equitable. Allocation guidelines are established to provide to the Advisor’s Trading Department. In some cases, various forms of pro-rata allocation are used and, in other cases, random allocation processes are used. Participation of an account in the allocation is based on considerations such as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, the amount of existing holdings (or substitutes) of the security in the account, and, when relevant, directed brokerage. In connection with certain purchase or sale programs, and in other circumstances if practicable, if multiple trades for a specific security are made with the same broker in a single day, those securities are allocated to accounts based on a weighted average purchase or sale price.

In determining whether accounts are eligible to participate in any type of initial public offering, the Advisor considers such factors as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, and the amount of existing holdings (or substitutes) of the security in the account. For initial public offerings of equities, the Advisor generally shares allocations in a pro rata fashion based upon assets under management for those accounts eligible to participate in the initial public offering. For equity offerings, an exception may be made when the allocation is so small that it may create transaction costs that diminish the benefit of the trade or it would be unreasonably minimal relative to the size of the account. For there exceptions, the Advisor will use its best judgment to make a fair and equitable allocation, which may include, among other things, consideration of allocating to underperforming accounts or accounts where smaller lot sizes would be reasonable.

To the extent permitted by law and in accordance with procedures established by the Board of Directors, the Fund may engage in brokerage transactions with brokers that are affiliates of the Advisor. The Fund has adopted procedures which are reasonably designed to provide that commissions or other remuneration paid to affiliated brokers of the Advisor or Sub-Advisors do not exceed the usual and customary broker’s commission. With respect to the LifePlan Funds, each LifePlan Fund will not incur any commissions or sales charges when it invests in the Underlying Funds.

The following table sets forth the amounts of brokerage commission paid to broker-dealers for research services by each Fund for the fiscal year ended October 31, 2006.

	Aggregate Brokerage Commissions Paid on Transactions in the Funds’ Securities	Aggregate Brokerage Commissions Paid for Research Services Provided
Balanced	$12,888	$12,349

Diversified Value	990,123	851,253

Dividend Focused	1,386,371	1,177,992

Equities	71,128	37,141

Focused Equities	29,013	21,323

Growth Equities	68,076	49,465

Growth Insights	1,064	175

Large Cap Core	15,327	9,888

Large Cap Growth	2,844	1,592

Opportunity	298,499	257,409

Select Equities	3,337,590	1,494,352

Small Cap Growth	173,532	84,126

Value Added	94,191	73,826

Value Opportunities	2,484,523	2,085,248

Asia Pacific Equities	141,412	140,001

Emerging Markets Equities	91,739	89,607

Global Equities	131,324	130,989

The aggregate brokerage commissions paid by the Funds on transactions for the fiscal years ended October 31, 2005 and October 31, 2004 were: $7,594,279 and $7,025,775, respectively.

For the fiscal year ended October 31, 2006, the Funds paid the following amounts to Cowen & Company LLC (previously named SG Cowen Securities Corporation):

Fund	Aggregate Commissions Paid	Percentage of Total Commissions Paid
Equities Fund	$452	0.006%
Focused Equities Fund	$80	0.003%
Select Equities Fund	$5,8850	0.002%

For the fiscal years ended October 31, 2004 and 2005, the Funds paid $12,850 and $5,000 in aggregate commissions to Cowen & Company LLC, respectively.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 9 below have been adopted as fundamental policies (except as otherwise provided in 1). A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restrictions 10 and 11 with respect to a Fund may be changed by vote of a majority of the Board of Directors at any time.

1. No Fund will borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; (b) the Core Fixed Income, Short Term Bond, Total Return Bond and Money Market Funds may each enter into reverse repurchase agreements; (c) the Balanced, Core Fixed Income, Short Term Bond and Total Return Bond Funds may utilize mortgage-dollar rolls; and (d) each Fund, other than the Money Market Fund, may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by a Fund (including, for this purpose, reverse repurchase agreements and mortgage dollar rolls) at any time will not exceed 30% (or, in the case of the Money Market Fund, 10%) of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5% (or, in the case of the Money Market Fund, 10%) of the value of a Fund’s total assets, the Fund will not purchase any securities.

2. No Fund will issue senior securities as defined in the 1940 Act, provided that the Funds may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3. No Fund will underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act by virtue of disposing of portfolio securities.

4. No Fund will purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. Government Securities, and, in the case of the Money Market Fund, to the purchase of obligations of domestic branches of United States banks. The Emerging Markets Income Fund may invest more than 25% of the value of its total assets in debt securities issued or guaranteed by the governments of emerging markets countries. In determining industry classifications for foreign issuers, each Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Each Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities. A LifePlan Fund may invest, in accordance with each LifePlan Fund’s investment program as set forth in the prospectus, more than 25% of its assets in any one or a combination of Underlying Funds and other investment companies. Each LifePlan Fund treats the assets of the Underlying Funds in which it invests as its own for purposes of this restriction.

5. No Fund will invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein and except that the Core Fixed Income, Short Term Bond and Total Return Bond Funds are not prohibited investing in real estate.

6. No Fund may make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

7. Each Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8. No Fund will invest in commodities or commodities contracts, except that the Funds may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the Fund’s total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

9. For each of the Diversified Value, Opportunity, and Dividend Focused Funds, no Fund will, with respect to 75 percent of its assets, purchase the securities of any issuer, other than U.S. Government securities and securities of other investment companies if as a result more than five percent of the value of the Funds’ total assets would be invested in the securities of the issuer; or, (b) purchase more than 10 percent of the voting securities of any one issuer other than U.S. Government securities and securities of other investment companies.

10. No Fund will purchase securities on margin, except that a Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

11. No Fund will purchase the securities of an issuer for the purpose of acquiring control or management thereof.

12. The LifePlan Funds may invest in short-term instruments, U.S. Government Securities, money market instruments, unaffiliated investment companies, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by the Advisor to the extent permissible under existing or future rules of the SEC.

13. Underlying Funds may not invest in securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, or any successor provisions.

The percentage limitations contained in the restrictions listed above apply, with the exception of (1), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

For purposes of applying the terms of investment restriction number 4, the Advisor will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the LifePlan Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a LifePlan Fund to engage indirectly in investment strategies that may be prohibited under the investment restrictions listed above.

DIRECTORS AND OFFICERS OF THE COMPANY

A board of eight directors is responsible for overseeing the Funds’ affairs. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below. Each director oversees each Fund in TCW Funds, Inc. which, as of the date of this Statement of Additional Information, number 27.

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Samuel P. Bell (70) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization). Prior to 1996, Mr. Bell served as the Area Managing Partner of Ernst & Young (public accounting firm) for the Pacific Southwest Area.	Point 360 (post production services), Broadway National Bank (banking) and TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (82) 496 Prospect Terrace Pasadena, CA 91103	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Strategic Income Fund Inc. (closed-end fund).

Matthew K. Fong (53) Strategic Advisory Group 13191 Crossroad Parkway North City of Industry, CA 91746	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999. From 1995 to 1998, Mr. Fong served as Treasurer of the State of California.	Seismic Warning Systems, Inc., PGP, LLP (private equity fund ) and TCW Strategic Income Fund, Inc. (closed-end fund)

John A. Gavin (75) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual fund).

Patrick C. Haden (54) 300 South Grand Avenue Los Angeles, CA. 90071 Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Indy Mac Mortgage Holdings (mortgage banking), Tetra Tech, Inc. (environmental consulting), TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (72) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA. 90071	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), trustee of the Burridge Center for Research in Security Prices (University of Colorado) and TCW Strategic Income Fund, Inc. (closed end fund).

Mr. Robert A. Day, Chairman of the TCW Group Inc. the immediate parent company of the Advisor is an investor in a private equity fund sponsored by Mr. Haden’s firm. Mr. Day’s investment is approximately four percent (4%) of the fund’s total subscriptions.

Interested Directors

Each of these directors are “interested persons” of TCW Funds, Inc. (“Corporation”) as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc. the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Marc I. Stern (62) 865 South Figueroa Street Los Angeles, CA. 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, the Advisor, The TCW Group, Inc. TCW Asset Management Company and Trust Company of the West.	Qualcomm Incorporated (wireless communications)

Thomas E. Larkin, Jr. (67) 865 South Figueroa Street Los Angeles, CA. 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None

Committees

Audit Committee. The Audit Committee makes recommendations to the Board of Directors concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Corporation with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee also reviews compliance with the Code of Ethics by the executive officers, directors and investment personnel of the Advisor. The Audit Committee’s members consist of Messrs. Bell, Call, Fong, Gavin, Haden and Parker. During the fiscal year ended October 31, 2006, the Audit Committee held four meetings.

Executive Committee. The Executive Committee has the same powers of the Board of Directors except the power to declare dividends or other stock distributions, elect directors, authorize the issuance of stock except as permitted by statute, to recommend to the shareholders any action requiring their approval, to amend the By-Laws or to approve any merger or share exchange not requiring shareholder approval. The Executive Committee’s members consist of Messrs. Call, Haden and Stern. During the fiscal year ended October 31, 2006, the Executive Committee held no meetings.

Nominating Committee. The Nominating Committee makes recommendations to the Board of Directors regarding nominations for membership on the Board of Directors. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as independent directors, their independence from the Corporation’s investment advisor and other principal service providers. The Nominating Committee periodically reviews director compensation and recommends any appropriate changes to the Board as a group. This Committee also reviews and may make recommendations to the Board of Directors relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Corporation and overseeing the management of the Corporation. The members of the Corporation’s Nominating Committee are Messrs. Bell, Call, Fong, Gavin, Haden and Parker. During the fiscal year ended October 31, 2006, the Nominating Committee held four meetings.

The Nominating Committee will consider potential director candidates recommended by shareholders provided that the proposed candidates satisfy the director qualification requirements provided in the Corporation’s Directors Nominating and Qualification Charter and are not “interested persons” of the Corporation within the meaning of the 1940 Act. Before fiscal year 2004, the Nominating Committee did not have a formal process for the submission of potential candidates by shareholders except as part of a shareholder proposal in accordance with the Securities Exchange Act of 1934, as amended (the “1934 Act”). In determining procedures for the submission of potential candidates by shareholders and any eligibility requirements for such nominees and the shareholders submitting the nominations, the Nominating Committee has looked to recent SEC promulgations regarding director nominations for guidance.

Equity Ownership of Directors

Independent Directors

The following tables set forth the equity ownership of the directors in each Fund as of December 31, 2006. The code for the dollar range of equity securities owned by the directors is: (a) $1-$10,000, (b) $10,001-$50,000, (c) $50,001-$100,000; and (d) over $100,000.

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Samuel P. Bell	Select Equities Fund (b)	(c)
Value Opportunities Fund (b)

Richard W. Call	Growth Equities Fund (d)	(d)
Large Cap Core Fund (d)

Matthew K. Fong	Asia Pacific Equities Fund (c)	(d)
Core Fixed Income Fund (b)
Diversified Value Fund (c)
Dividend Focused Fund (c)
Emerging Markets Income Fund (c)
Focused Equities (b)
Global Equities (c)
High Yield Bond Fund (c)
Opportunity Fund (b)
Total Return Bond Fund (c)

John A. Gavin	Select Equities Fund (d)	(d)

Patrick C. Haden	Diversified Value Fund (a)	(d)
Dividend Focused Fund (c)
Emerging Markets Income Fund (a)
Large Cap Core (b)
Opportunity Fund (b)
Total Return Bond Fund (a)

Charles A. Parker	Value Opportunities Fund (d)	(d)

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Corporation	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Marc I. Stern	Core Fixed Income Fund (d)	(d)
Emerging Markets Equities Fund (d)
Growth Insights Fund (d)
High Yield Bond Fund (d)
Select Equities Fund (d)
Small Cap Growth Fund (b)
Total Return Bond Fund (b)

Thomas E. Larkin, Jr.	Diversified Value Fund (d)	(d)
Dividend Focused Fund (d)
High Yield Bond (d)
Money Market Fund (c)
Value Opportunities Fund (d)

As of December 31, 2006, the officers and directors of the Funds as a group owned, of record or beneficially, more than 1% of the outstanding voting securities of the Growth Insights and Large Cap Core Funds.

Compensation of Independent Directors

The Corporation pays each Independent Director an annual fee of $45,000 plus a per joint meeting fee of $1,750 for meetings of the Board of Directors or Committees of the Board of Directors attended by the director prorated among the Funds. The Chairman of the Audit Committee also receives a $15,000 annual retainer, the Chairman of the Nominating Committee an additional $1,500 annual retainer and the Independent Chairman of the Corporation receives an additional $22,500 annual retainer. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation nor expense reimbursement from the Corporation. Directors do not receive any pension or retirement benefits as a result of their service as a director of the Corporation.

The following table illustrates the compensation paid to the Independent Directors by the Corporation for the fiscal year ended October 31, 2006.

Name of Independent Director	Aggregate Compensation From TCW Funds, Inc.
Samuel P. Bell	$66,000
Richard W. Call	$52,500
Matthew K. Fong	$51,000
John A. Gavin	$51,000
Patrick C. Haden	$73,500
Charles A. Parker	$51,000

The following table illustrates the total compensation paid to Corporation’s Independent Directors for the calendar year ended December 31, 2006 by TCW Strategic Income Fund, Inc. (previously named TCW Convertible Securities Fund, Inc.) as well as from the Corporation. TCW Strategic Income Fund, Inc. is included solely because the Corporation’s Advisor, TCW Investment Management Company also serves as their investment advisor.

Name of Independent Director	For Service as Director and Committee Member of the TCW Strategic Income Fund, Inc.	Total Cash Compensation from TCW Funds, Inc. and TCW Strategic Income Fund, Inc.
Samuel P. Bell	$11,750	$77,750
Richard W. Call	$11,750	$64,250
Matthew K. Fong	$11,750	$62,750
John A. Gavin	$11,750	$62,750
Patrick C. Haden	$11,750	$82,250
Charles A. Parker	$11,750	$62,750

Retirement Policy

The Corporation has adopted a retirement policy for directors with a mandatory retirement age of seventy five (75) years. Messrs. Call and Gavin are excluded from the mandatory retirement age.

Officers

The officers of the Corporation who are not also directors of the Corporation are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years(1)

Alvin R. Albe, Jr. (52)*	President and Chief Executive Officer	President and Director, the Advisor, Executive Vice President and Director of TCW Asset Management Company and Trust Company of the West; Executive Vice President, The TCW Group, Inc.; Director, President and Chief Executive Officer, TCW Strategic Income Fund, Inc.

Michael E. Cahill (55)*	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (47)*	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company

Hilary G.D. Lord (49)*	Senior Vice President, Chief Compliance Officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

Ronald R. Redell (35)*	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Philip K. Holl (56)*	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years(1)
David S. DeVito (43)*	Treasurer	Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

(1)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.
*	Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Corporation.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Corporation and the Advisor are parties to an Investment Management and Advisory Agreement (“Advisory Agreement”). The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Advisor by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale, S.A. Under the Advisory Agreement, the Corporation retains the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Corporation’s business affairs subject to control by the Board of Directors of the Corporation. The Advisor is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund’s investment objectives.

The Advisor has retained, at it sole expense, Société Générale Asset Management International Limited (regulated by the Financial Services Authority in the United Kingdom) to act as a Sub-Advisor to the Emerging Markets Equities and Global Equities Funds. SG Asset Management (Singapore) Ltd. has been retained to act as Sub-Advisor to the Asia Pacific Equities Fund. Société Générale Asset Management International, Limited and SG Asset Management (Singapore) Ltd. (collectively, the “Sub-Advisors”) are second-tier subsidiaries of Société Générale S.A. and are affiliates of the Advisor. The Sub-Advisors provide the Funds with investment advice and portfolio management services subject to the overall supervision of the Advisor. The Sub-Advisors receive from the Advisor, fifty percent of the annual management fee paid to the Advisor from a Fund.

The Advisor furnishes to the Corporation office space at such places as are agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments and arranges for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, directors or employees of the Company if desired and reasonably required by the Corporation.

The fee allocable to each Fund, payable monthly, is calculated daily by applying the annual investment advisory fee percent for the Fund to the Fund’s net asset value, except for the LifePlan Funds, which are not charged an investment advisory fee. Under the Advisory Agreement, the LifePlan Funds do not pay any amount to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it. However, the Advisor serves as investment advisor to the Underlying Funds and is paid a fee by the Underlying Funds for providing such service. Accordingly, shareholders of the LifePlan Funds indirectly bear a portion of the fees paid by the Underlying Funds to the Advisor and other service providers, and the other expenses borne by the Underlying Funds. The annual management fee (as a percentage of average net asset value) for each Fund is as follows:

Equity Funds

Balanced	0.60%

Diversified Value	0.75%

Dividend Focused	0.75%

Equities	0.55%

Focused Equities	0.65%

Growth Equities	1.00%

Growth Insights	0.90%

Large Cap Core	0.55%

Large Cap Growth	0.65%

Opportunity	0.90%

Select Equities	0.75%

Small Cap Growth	1.00%

Value Added	1.00%

Value Opportunities	0.80%

Fixed Income Funds

Money Market	0.25%

Core Fixed Income	0.40%

High Yield Bond	0.75%

Short Term Bond	0.50%*

Total Return Bond	0.50%

*	The Advisor has voluntarily waived a portion of its advisory fee reducing it to 0.35% through December 31, 2007.

International Funds
Asia Pacific Equities	1.00%

Emerging Markets Equities	1.00%

Emerging Markets Income	0.75%

Global Equities	0.75%

The Advisor has agreed to reduce its investment advisory fee or to pay the operating expenses of a Fund to the extent necessary to limit the Fund’s operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc. With respect to the K Class, the Advisor has agreed to reduce its investment advisory fee or to pay the operating expenses of a Fund to the extent necessary to limit the Fund’s operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc. plus 25 basis points.

The table below sets forth the investment advisory fee, exclusive of any expense reimbursement, paid by each Fund (except for the LifePlan Funds) for the period or year ended:

Fund	2006		2005		2004
Balanced	$9,000	*	$0		$0

Diversified Value	5,143,000		594,000		224,000

Dividend Focused	27,028,000		4,542,000		596,000

Equities	1,642,000		577,000		671,000

Focused Equities	134,000		15,000		11,000

Growth Equities	285,000		178,000		54,000	**

Growth Insights	11,000		11,000		17,000

Large Cap Core	90,000		30,000	***	0

Large Cap Growth	18,000	****	0		0

Opportunity	957,000		727,000		519,000

Select Equities	30,643,000		30,202,000		24,186,000

Small Cap Growth	599,000		838,000		1,703,000

Value Added	213,000		341,000		386,000

Value Opportunities	12,313,000		9,542,000		8,137,000

Money Market	1,323,000		1,361,000		1,102,000

Core Fixed Income	222,000		240,000		251,000

High Yield Bond	1,233,000		1,851,000		2,316,000

Short Term Bond	517,000		207,000		92,000

Total Return Bond	2,415,000	1,067,000	959,000

Asia Pacific Equities	207,000	120,000	94,000

Emerging Markets Equities	132,000	163,000	195,000

Emerging Markets Income	456,000	389,000	562,000

Global Equities	335,000	97,000	204,000

*	For the period September 1, 2006 (Commencement of Operations) through October 31, 2006
**	For the period March 1, 2004 (Commencement of Operations) through October 31, 2004
***	For the period November 1, 2004 (Commencement of Operations) through October 31, 2005
****	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006

Except for expenses specifically assumed by the Advisor under the Advisory Agreement, each Fund bears all expenses incurred in its operations. Fund expenses include the fee of the Advisor; expenses of the Plan of Distribution pursuant to Rule 12b-1; compensation and expenses of directors who are not officers or employees of the Advisor; registration, filing and other fees in connection with filings with states and other regulatory authorities; fees and expenses of independent accountants; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer and dividend disbursing agent charges; brokerage fees and commissions and securities transaction costs; taxes and corporate fees; legal fees; the fees of any trade association; the costs of the administrator and fund accountant; compliance support services; the cost of stock certificates, if any, representing shares of the Fund; organizational expenses; expenses of shareholder and director meetings; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to the Fund’s shareholders; premiums for the fidelity bond and any errors and omissions insurance; interest and taxes; and any other ordinary or extraordinary expenses incurred in the course of the Fund’s business. The 12b-1 fees relating to the Class N and Class K shares will be directly allocated to that class. In addition, the administrative services fee applicable the Advisor Class (or K Class) Shares will be allocated to that class.

Each LifePlan Fund, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. Each LifePlan Fund’s expense ratios, as disclosed in the LifePlan Funds’ prospectus, may be higher or lower depending on the allocation of the LifePlan Funds’ assets among the Underlying Funds and the actual expenses of the Underlying Funds.

The Advisory and Sub-Advisory Agreements were approved by each Fund’s shareholders and will continue in effect as to each Fund initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Directors of the Corporation or by the vote of a majority of the outstanding voting securities of the Fund, and (b) vote of a majority of the directors who are not “interested persons” of the Corporation or the Advisor (the Independent Directors), cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements may be terminated without penalty at any time on 60 days’ written notice, by vote of a majority of the Board of Directors of the Corporation or by vote of a majority of the outstanding voting securities of the Fund. The Advisory and Sub-Advisory Agreements terminate automatically in the event of their assignment.

The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of the Advisor. The Corporation has agreed to change its name and the name of the Funds at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Advisory and Sub-Advisory Agreements also provide that the Advisor and Sub-Advisors shall not be liable to the Corporation for any actions or omissions if they acted in good faith without gross negligence, willful misfeasance, bad faith, or from reckless disregard of their duties.

In addition to the investment management fees discussed above, its Corporation and TCW Strategic Income Fund, Inc. reimburse the Advisor for certain regulatory compliance support service provided by the Advisor pursuant to a written agreement. Under the terms of the written agreement, the Corporation and TCW Strategic Income Fund, Inc. reimbursed the Advisor $237,309 for the 2006 fiscal year. The Corporation’s share was $231,006 this amount is allocated pro rata to each Fund based on relative net assets.

PORTFOLIO MANAGEMENT

Portfolio Manager Compensation

The overall objective of the compensation program for portfolio managers is for the Advisor to attract what it considers competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Advisor and its affiliates within The TCW Group (collectively, “TCW”). Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in the Advisor’s immediate parent, The TCW Group, Inc. and/or ultimate parent, Société Générale (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. Profit sharing may be determined on a gross basis, without the deduction of expenses; in most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate a portfolio manager for management of the Fund is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for TCW, with limited exceptions involving grandfathered accounts (accounts that become clients of TCW before or after a specified date or former clients of a manager that joined TCW from another firm), firm capital of TCW or accounts sourced through a distinct distribution channel. Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategies offered in the TCW Funds, including alternative investment products (as described below); the portfolio manger would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and TCW, although in some cases they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Fund managed by the portfolio manager as disclosed in the prospectus, except in the case of the Growth Insights Fund where profit sharing of managers is tied to the full menu of TCW-managed equity products that outperform their associated benchmarks. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Funds. In the case of the Equities and Focused Equities Funds, which have two benchmarks, the Russell 1000 Value is used.

Certain accounts of TCW (but not the Funds) have a performance (or incentive) fee in addition to or in lieu of an asset-based fee. For these accounts, the profit sharing pool from which the portfolio managers’ profit sharing compensation is paid will include the performance fees. For investment strategies investing in marketable securities such as those employed in the Funds, the performance fee normally consists of an increased asset-based fee, the increased percentage of which is tied to the performance of the account relative to a benchmark (usually the benchmark associated with the strategy). In these marketable securities strategies, the profit sharing percentage applied relative to performance fees is generally the same as it is for the asset-based fees chargeable to the Fund. In the case of alternative investment strategies and TCW’s “alpha” strategies” , performance fees are based on the account achieving net gains over a specified rate of return to the account or to a class of securities in the account. Profit sharing for alternative investment strategies may also include structuring or transaction fees. “Alpha strategies” are those in which the strategy seeks to provide incremental risk-adjusted return relative to a LIBOR rate of return through alpha and beta isolation techniques, that include the use of options, forwards and derivative instruments. “Alternative investment strategies” include (a) mezzanine or other forms of privately placed financing, distressed investing, private equity, project finance, real estate investments, leveraged strategies (including short sales) and other similar strategies not employed by the Funds or (b) strategies employed by the Funds that are offered in structured vehicles, such as collateralized loan obligations or collateralized debt obligations or in private funds (sometimes referred to as hedge funds). In the case of certain alternative investment products in which a portfolio manager may be entitled to profit sharing compensation, the profit sharing percentage for performance fees may be lower or higher than the percentage applicable to the asset-based fees.

Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by TCW. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives. All portfolio managers participate in equity incentives based on overall firm performance of TCW and its affiliates, through stock ownership or participation in stock option or stock appreciation plans of TCW and/or Société Générale. The TCW 2001 and 2005 TCW Stock Option Plans provide eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW’s annual financial performance as a whole. Participation is generally determined in the discretion of TCW, taking into account factors relevant to the portfolio manager’s contribution to the success of TCW. Portfolio managers participating in the TCW 2001 or 2005 TCW Stock Option Plan will also generally participate in Société Générale’s Stock Option Plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met. Some portfolio managers are direct stockholders of TCW and/or Société Générale, as well.

Other Plans and Compensation Vehicles. Portfolio managers may also participate in a deferred compensation plan that is generally available to a wide-range of officers of TCW, the purpose of which is to allow the participant to defer portions of income to a later date while accruing earnings on a tax-deferred basis based on performance of TCW-managed products selected by the participant. Portfolio managers may also elect to participate in TCW’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

Following the sale of TCW to Société Générale in 2001, a retention plan was put in place in which most portfolio managers then at TCW were entitled to participate. The retention plan provides for payout of fixed bonus compensation to participants at various milestones over the course of five years, the last of which will be paid in February 2007.

Sub-Advisors

Société Générale Asset Management International Ltd. – TCW Emerging Markets Equities Fund

The portfolio managers of Société Générale Asset Management International Ltd. (“SGAMI”) are compensated through a combination of base salary and discretionary bonus. The base salary component of portfolio manager compensation is intended to be competitive with base salaries prevalent in the market for investment management professionals.

The discretionary bonus component is comprised of a base bonus and an investment bonus factor. The base bonus is determined taking into consideration a number of non-investment performance criteria, which may include, but are not necessarily limited to, the portfolio manager’s overall contribution to the business and product development of SGAMI, management contributions and teamwork, personnel evaluations, compliance considerations, external market data, and SGAMI’s business results. The base bonus may be adjusted up or down by a performance factor for each portfolio manager. The relevant performance comparison for the portfolio managers of the TCW Emerging Markets Equities Fund (the “Fund”) is the MSCI Emerging Markets Free Equity Index, and is based on pre-tax performance results. The performance factor is weighted equally based on most recent calendar year and three-year performance comparisons. The portfolio manager’s compensation is not directly linked to the amount of assets in the Fund.

SGAMI portfolio managers may also participate in a long-term incentive program under which they are awarded phantom shares in SGAMI, the value of which is linked to SGAMI’s financial performance over future time periods.

SG Asset Management (Singapore) Ltd.– TCW Asia Pacific Equities Fund

The portfolio managers of SG Asset Management (Singapore) Ltd., are compensated through a combination of base salary and discretionary bonus. The base salary component of portfolio manager compensation is intended to be competitive with base salaries prevalent in the market for investment management professionals.

The discretionary bonus program is based primarily on investment performance. The relevant performance comparison for the portfolio manager of the TCW Asia Pacific Equities Fund is the MSCI Total Return All Countries East Free (ex-Japan) Index, and is based on pre-tax performance results measured over the previous calendar year. A portion of portfolio manager bonuses may be based on non-investment performance considerations. The portfolio manager’s compensation is not directly linked to the amount of the assets in the Fund.

Société Générale Asset Management S.A.– TCW Global Equities Fund

Pursuant to an affiliate sharing arrangement between SGAMI and Société Générale Asset Management (“SGAM”), a portfolio manager employed by SGAM currently acts as the portfolio manger of TCW Global Equities Fund (the “Fund”). The portfolio managers of SGAM are compensated through a combination of base salary and discretionary bonus. The base salary component of portfolio manager compensation is intended to be competitive with base salaries prevalent in the market for investment management professionals.

The discretionary bonus program is based on a number of factors including investment performance, contribution to SGAM’s investment process, and client service support. The relevant performance comparison for the portfolio manager of the Fund is the MSCI EAFE Growth Index, and is based on pre-tax performance results measured over the previous calendar year. The portfolio manager’s compensation is not directly linked to the amount of assets in the Fund.

SGAM portfolio managers may also participate in a long-term incentive program in which they are awarded stock options in SGAM.

Ownership of Securities and Other Managed Accounts

The first table set forth the dollar of securities of the Fund owned by each portfolio manager as of October 31, 2006. The second table sets forth certain information, as of October 31, 2006, regarding other accounts managed by the portfolio managers, other than the managed Fund. Total assets in the second table are in millions. Certain portfolio managers invest in their investment strategy through investment vehicles other than the Funds. No data is included for the Lifeplan Funds because their registration statement did not become effective until December 2006.

Balanced Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jeffrey Gundlach	X
Diane Jaffee	X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jeffrey Gundlach	4	$897.5	12	$11,814. 4	81	$16,999.1	0	—	2	$311.3	12	$4,685.7
Diane Jaffee	8	$4,519.7	11	$5,912.1	81	$7,303.9	0	—	6	$5,559.2	1	$580.47

Diversified Value Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane Jaffee					X
Matthew Spahn					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane Jaffee	7	$3,882.2	11	$5,912.1	81	$7,303.9	0	—	6	$5,559.2	1	$580.4
Matthew Spahn	1	$27.0	0	—	0	—	0	—	0	—	0	—

Dividend Focused Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane Jaffee					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane Jaffee	7	$3,106.0	11	$5,912.1	81	$7,303.9	0	—	6	$5,559.2	1	$580.4

Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Thomas McKissick	X
N. John Snider					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas McKissick	1	$28.3	3	$32.9	64	$7,433.5	0	—	3	$32.9	1	$7.1
N. John Snider	1	$28.3	3	$32.9	64	$7,433.5	0	—	3	$32.9	1	$7.1

Focused Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Thomas McKissick						X
N. John Snider					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas McKissick	1	$94.3	3	$32.9	64	$7,433.5	0	—	3	$32.9	1	$7.1
N. John Snider	1	$94.3	3	$32.9	64	$7,433.5	0	—	3	$32.9	1	$7.1

Growth Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
R. Brendt Stallings					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
R. Brendt Stallings	4	$138.4	7	$297.3	12	$560.0	0	—	2	$14.8	0	—

Growth Insights Fund

Portfolio Manager	None		$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Robert Park			X
Michael P. Reilly	X
Anthony Valencia	X	*

*	As of January 31, 2007, Mr. Valencia owned between $10,000 - $50,000 of shares in the fund

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Park	0	—	0	—	0	—	0	—	0	—	0	—
Michael P. Reilly	0	—	0	—	0	—	0	—	0	—	0	—
Anthony Valencia	0	—	0	—	0	—	0	—	0	—	0	—

Large Cap Core Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jason Maxwell					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jason Maxwell	0	—	4	$162.4	2	$69.7	0	—	2	$41.0	0	—

Opportunity Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Diane Jaffee						X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diane Jaffee	7	$4,489.4	11	$5,912.1	81	$7,303.9	0	—	6	$5,559.2	1	$580.4

Select Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Craig Blum					X
Stephen Burlingame					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Craig Blum	9	$1,390.3	8	$2,001.8	150	$11,541.6	0	—	2	$679.2	6	$1,370.8
Stephen Burlingame	9	$1,390.3	8	$2,001.8	150	$11,541.6	0	—	2	$679.2	6	$1,370.8

Small Cap Growth Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Husam H. Nazer					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Husam H. Nazer	1	$49.6	3	$143.0	10	$346.6	0	—	1	$4.2	0	—

Value Added Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Nicholas Galluccio						X
Susan Suvall					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nicholas Galluccio	7	$1,856.1	11	$897.9	41	$3,405.6	0	—	4	$42.5	4	$408.6
Susan Suvall	7	$1,856.1	11	$897.9	41	$3,405.6	0	—	4	$42.5	4	$408.6

Value Opportunities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Nicholas Galluccio							X
Susan Suvall					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nicholas Galluccio	7	$895.0	11	$897.9	41	$3405.6	0	—	4	$42.5	4	$408.6
Susan Suvall	7	$895.0	11	$897.9	41	$3405.6	0	—	4	$42.5	4	$408.6

Core Fixed Income Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Philip Barach					X
Jeffrey Gundlach					X
James Hassett*	X

*	Appointed co-portfolio manager January 2007

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Philip Barach	3	$873.3	12	$11,864.4	81	$16,991.1	0	—	2	$311.3	12	$4,685.7
Jeffrey Gundlach	3	$873.3	12	$11,864.4	81	$16,991.1	0	—	2	$311.3	12	$4,685.7
James Hassett	1	$159.4	9	$1,067.1	14	$1,520.3	0	—	2	$372.9	0	—

High Yield Bond Fund

Portfolio Manager	None	$1 to $ 10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
John Fekete				X
James Hassett				X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Fekete	0	—	9	$1,067.1	14	$1,520.3	0	—	2	$372.9	0	—
James Hassett	0	—	9	$1,067.1	14	$1,520.3	0	—	2	$372.9	0	—

Short Term Bond Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Philip Barach					X
Jeffrey Gundlach					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Philip Barach	3	$788.8	12	$11,864.4	81	$16,999.1	0	—	2	$311.3	12	$4,685.7
Jeffrey Gundlach	3	$788.8	12	$11,864.4	81	$16,999.1	0	—	2	$311.3	12	$4,685.7

Total Return Bond Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Philip Barach					X
Jeffrey Gundlach					X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Philip Barach	3	$343.0	12	$11,864.4	81	$16,999.1	0	—	2	$311.3	12	$4,685.7
Jeffrey Gundlach	3	$343.0	12	$11,864.4	81	$16,999.1	0	—	2	$311.3	12	$4,685.7

Emerging Markets Income Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K		$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Luz Padilla			X	*

*	As of January 31, 2007, Ms. Padilla owned between $50,000 - $100,000 of shares in the fund

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Luz Padilla	0	—	9	$1,441.6	11	$540.4	0	—	2	$577.3	0	—

Asia Pacific Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Ken Park	X
Winson Fong	X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ken Park	0	—	6	$405.0	1	$14.0	0	—	2	$262.0	0	—
Winson Fong	0	—	6	$405.0	1	$14.0	0	—	2	$262.0	0	—

Emerging Markets Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Sarah Pohlinger	X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Sarah Pohlinger	0	—	11	$1,862.6	2	$2,480.9	0	—	0	—	0	—

Global Equities Fund

Portfolio Manager	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Michel Menigoz	X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michel Menigoz	0	—	5	$515.5	5	$234.9	0	—	1	$16.0	0	—

Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to a Fund. TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Funds.

DISTRIBUTION OF COMPANY SHARES

TCW Brokerage Services (“Distributor”) 865 South Figueroa Street, Los Angeles, CA 90017 serves as the nonexclusive distributor of each class of the Company’s shares pursuant to an Amended and Restated Distribution Agreement (“Distribution Agreement”) with the Corporation which is subject to approval by the Board. The Distribution Agreement is terminable without penalty, on not less than 60 days’ notice, by the Corporation’s Board of Directors, by vote of holders of a majority of the Corporation’s shares, or by the Distributor. The Distributor retains no compensation from the Corporation. The Distributor is affiliated with the Advisor.

The Corporation offers up to three classes of shares: Institutional Class or Class I shares, Class N or Investor Class shares and Class K or Advisor Class shares. Class I shares are offered primarily for direct investment by investors and the LifePlan Funds. Class N shares are offered through firms which are members of the National Association of Securities Dealers, Inc. (“NASD”), and which have dealer agreements with the Distributor and other financial intermediaries. Class K shares of certain Funds may be offered through institutional channels such as retirement plans and financial intermediaries.

The Corporation has adopted a Plan Pursuant to Rule 18f-3 under the 1940 Act (“Rule 18f-3 Plan”). Under the Rule 18f-3 Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

The Corporation also has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”) with respect to the Class N and Class K shares of each Fund and Class N of the LifePlan Funds. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N or Class K shares for distribution and related services. For the fiscal year ended October 31, 2006, the Corporation’s Class N shares paid $6,829,000 in the aggregate and the Corporation’s Class K shares paid $27,000 in the aggregate. Payments were made to firms that are members of the NASD and other financial intermediaries as compensation for distribution and related services. Under the terms of the Distribution Plan, services which a firm will provide may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class N or Class K shares; and assisting investors in completing application forms and selecting dividend and other account options. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other sales charges.

The following table sets forth amounts of distribution payments made to broker-dealers and to other financial intermediaries by each Fund for the fiscal year ended October 31, 2006:

	Class N	Class K
Diversified Value	123,000	—
Dividend Focused	2,472,000	—
Equities	15,000	—
Focused Equities	46,000	—
Growth Equities	2,000	—
Growth Insights	3,000	—
Large Cap Core	12,000	—
Large Cap Growth	3,000	—
Opportunity	173,000	8,000
Select Equities	2,785,000	4,000
Small Cap Growth	81,000	—
Value Added	—	—
Value Opportunities	529,000	15,000
Core Fixed Income	44,000	—
High Yield Bond	97,000	—
Total Return Bond	440,000	—
Emerging Market Income	—	—

The Distribution Plan provides that it may not be amended to materially increase the costs which Class N or Class K shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Class N or Class K, and by vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

The Distribution Plan was initially approved by the Corporation’s Board of Directors on December 17, 1998 and provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following shareholders owned of record or beneficially 5% or more of the indicated Fund Class’ shares outstanding as of January 31, 2007. A shareholder who beneficially owns 25% or more of a Fund is presumed to “control” that Fund and such shareholders will be able to affect the outcome of matters presented for a vote of that Fund’s shareholders.

Class I

Balanced Fund

Mellon Bank Custodian

Frank Reeg

922 Esplanade Ave.

New Orleans, LA 70116

(99.64%)

Diversified Value Fund

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07162

(76.95%) owned of record

Dividend Focused Fund

PFPC Inc. FBO Customers

760 Moore Rd.

King of Prussia, PA 19406

(52.95%) owned of record

Charles Schwab & Co. Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(19.41%) owned of record

IBEW Pension Benefit Trust

5735 Elizabeth St.

St. Louis, MO 63110

(8.75%)

Equities Fund

Bost & Co.

Mutual Fund Operations

P.O. Box 3198

Pittsburgh, PA

(29.79%)

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(13.00%) owned of record

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(8.59%)

George S. Parker Childrens Trust

P.O. Box 8028

Naples, FL 34101

(6.59%)

Focused Equities Fund

FTC & Co. House Account

P.O. Box 173736

Denver, CO 80217

(33.17%) owned of record

Daniel J. Donahue Trust

800 W. Sixth St.

Los Angeles, CA 90017

(15.56%)

E.L. Shannon Jr. Trust

14081 Summit Dr.

Whittier, CA 90602

(14.14%)

Puente Learning Center

501 S. Boyle Ave.

Los Angeles, CA 90017

(11.57%)

Growth Equities Fund

Tifkat LP

ARCO Center

1055 W. 7th St.

Los Angeles, CA 90017

(16.27%)

Harold Frank Trust

6054 La Goleta Rd.

Santa Barbara, CA 93117

(6.83%)

Somsco Limited

P.O. Box 1111

George Town, Grand Cayman

British West Indies

(5.37%)

Large Cap Core Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(34.83%)

Larkin Family Charitable Remainder Trust

c/o Trust Company of the West

865 S. Figueroa St.

Los Angeles, CA 90017

(10.07%)

Estrada Pension Plan Trust

1245 Wilshire Blvd.

Los Angeles, CA 90017

(5.90%)

Large Cap Growth Fund

Henry Kravis Trust

c/o Kohlberg Kravis Roberts & Co.

9 W. 57th Street

New York, NY 10019

(68.61%)

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(17.98%)

Opportunity Fund

Reliastar Life Insurance Co.

151 Farmington Ave.

Hartford, CT 06156

(37.92%) owned of record

Merrill Lynch Pierce Fenner & Smith Inc. FBO Clients

4800 Deer Lake Drive East

Jacksonville, FL 32246

(10.14%) owned of record

Eli Broad

10900 Wilshire Blvd.

Los Angeles, CA 90624

(8.64%)

American Legion General Fund

777 N. Meridan St.

Indianapolis, IN 32246

(6.95%)

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(5.31%) owned of record

Select Equities Fund

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07102

(39.04%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(13.95%) owned of record

NFS LLC Custodian

100 Magellan Way

Covington, KY 41015

(5.72%) owned of record

Small Cap Growth Fund

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(14.59%)

Sawmill Trust Co.

730 Second Ave.

Minneapolis, MN 55402

(9.64%)

NFS LLC

Bank of America N.A. Custodian

P.O. Box 83157

Dallas, TX 75283

(8.36%) owned of record

Value Added Fund

NFS LLC Custodian

100 Magellan Way

Covington, KY 41015

(76.16%) owned of record

Value Opportunities Fund

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07102

(16.57%) owned of record

NFS LLC Custodian

100 Magellan Way

Covington, KY 41015

(12.12%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(11.16%) owned of record

Fidelity Investments FBO Certain

Employee Benefit Plans

100 Magellan Way

Covington, KY 41015

(7.18%) owned of record

Citibank Bank N.A., Trustee

Colgate Palmolive Co. Savings Plan

111 Wall Street

New York, NY 10043

(5.11%)

Core Fixed Income Fund

Union Bank Trust Nominee

Cedars Sinai Medical Center

P.O. Box 85484

San Diego, CA 92186

(22.60%)

Bank of America N.A. Trustee

Philadelphia Suburban Pension Plan

P.O. Box 83175

Dallas, TX 75283

(18.12%)

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(6.55%)

Growers Ranch Inc. Profit Sharing Plan

2016 Newport Blvd.

Costa Mesa, CA 92627

(6.27%)

First American Trust Company, Trustee Smith Trust

5 First American Way

Santa Ana, CA 92707

(5.64%)

High Yield Bond Fund

City of Tallahassee

City Hall

Tallahassee, FL 32301

(12.94%)

National Investor Services FBO Customers

55 Water St.

New York, NY 10041

(12.07%) owned of record

Vanderbilt University Pooled Annuity

Office of the Treasurer

2100 W. End Ave.

Nashville, TN 37203

(8.04%)

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(7.11%) owned of record

FTC & Co.

P.O. Box 173736

Denver, CO 80217

(5.39%) owned of record

Money Market Fund

Saxon & Co.

P.O. Box 7780-1888

Philadelphia, PA 19182

(43.43%) owned of record

The TCW Group, Inc.

865 S. Figueroa St.

Los Angeles, CA 90017

(20.03%)

Short Term Bond Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(98.78%)

Total Return Bond Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(14.62%)

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(12.86%) owned of record

PFPC, Inc. FBO Clients

760 Moore Rd.

King of Prussia, PA 19406

(9.69%) owned of record

Bost & Co.

Mutual Fund Operations

P.O. Box 15230

Pittsburgh, PA 15230

(6.46%)

Mac & Co

Mutual Fund Operations

P.O. Box 15230

Pittsburgh, PA 15230

(5.58%)

Asia Pacific Equities Fund

SGAM Finance

2 Place de la Coupole

92078 Paris La Defense Cedex

France

(95.21%)

Emerging Markets Equities Fund

Sompo Japan Asset Management Co., Ltd.

4 Otemachi I-Chome Chiyoda-Ku

Tokyo, Japan 100-0004

(34.85%)

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(30.07%)

Emerging Markets Income Fund

City of Tallahassee

City Hall

Tallahassee, FL 32301

(17.03%)

Charles Schwab & Co. Inc., Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(13.37%) owned of record

The Broad Foundation

10900 Wilshire Blvd.

Los Angeles, CA 90024

(8.87%)

Hook Investments LLC

5810 E. Skelly Drive

Tulsa, OK 74135

(5.98%)

Global Equities Fund

SGAM Finance

2 Place de la Coupole

92078 Paris La Defense Cedex

France

(61.77%)

NFS LLC

The Northern Trust Co. Custodian

P.O. Box 92956

Chicago, IL 60675

(22.48%)

BNY Western Trust Company Cust.

TCW Profit Sharing Plan

700 S. Flower St.

Los Angeles, CA 90017

(5.76%)

Conservative Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Moderate Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Aggressive Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Global Aggressive Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Class N

Balanced Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Diversified Value Fund

Citigroup Global Markets Inc. FBO Customers

333 W. 34th St.

New York, NY 10001

(18.24%) owned of record

Wells Fargo Bank FBO Retirement Plan Services

P.O. Box 1533

Minneapolis, MN 55480

(11.26%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(9.84%) owned of record

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(6.25%) owned of record

Dividend Focused Fund

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(44.40%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(17.26%) owned of record

Equities Fund

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(50.47%) owned of record

Dannenbaum Engineering Corp. Employee Stock Ownership Trust

3100 W. Alabama St.

Houston, TX 77098

(17.14%)

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(7.40%) owned of record

Focused Equities Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(89.04%)

Growth Equities Fund

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(28.61%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(21.02%) owned of record

National Investor Services FBO Clients

55 Water St.

New York, NY 10041
(6.03%) owned of record

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07162

(5.53%) owned of record

Growth Insights Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(78.54%)

Beatrice B. Trust

c/o Trust Company of the West

865 S. Figueroa St.

Los Angeles, CA 90017

(19.36%)

Large Cap Core Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(83.11%)

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(15.19%)

Large Cap Growth Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(98.06%)

Opportunity Fund

National Financial Services Corp. FBO Customers

200 Liberty St.

New York, NY 10281

(50.88%) owned of record

PFPC Inc. FBO Customers

760 Moore Rd.

King of Prussia, PA 19406

(12.64%) owned of record

Select Equities Fund

National Financial Services Corp. FBO Customers

200 Liberty St.

New York, NY 10281

(40.87%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(16.73%) owned of record

IMS & Co. FBO Customers

P.O. Box 3865

Englewood, CO 80155

(5.46%) owned of record

Small Cap Growth Fund

National Financial Services Corp. FBO Customers

200 Liberty St.

New York, NY 10281

(65.84%) owned of record

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07162

(24.26%) owned of record

Value Added Fund

Wilmington Trust Co. Custodian TCW Defined Compensation Plan

P.O. Box 8971

Wilmington, DE 19899

(96.69%)

Value Opportunities Fund

New York Life Trust Company

169 Lackawanna Ave.

Parsippany, NJ 07054

(24.17%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(16.93%) owned of record

National Financial Services Corp. FBO Customers

200 Liberty St.

New York, NY 10281

(11.59%) owned of record

Prudential Investment Management FBO Clients

100 Mulberry St.

Newark, NJ 07102

(11.07%) owned of record

Core Fixed Income Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(89.49%)

The TCW Group, Inc.

865 S. Figueroa St.

Los Angeles, CA 90017

(8.03%)

High Yield Bond Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(50.66%)

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(30.46%) owned of record

National Investor Services FBO Clients

55 Water St.

New York, NY 10041

(5.97%) owned of record

Charles Schwab & Co., Inc. Reinvest Account

101 Montgomery St.

San Francisco, CA 94104

(5.90%) owned of record

Total Return Bond Fund

Charles Schwab & Co., Inc.

101 Montgomery St.

San Francisco, CA 94104

(39.87%) owned of record

National Financial Services Corp. FBO Clients

200 Liberty St.

New York, NY 10281

(23.18%) owned of record

Emerging Markets Income Fund

Wilmington Trust Co. Custodian TCW Defined Compensation Plan

P.O. Box 8971

Wilmington, DE 19899

(99.86%)

Global Equities Fund

Wilmington Trust Co. Custodian TCW Defined Compensation Plan

P.O. Box 8971

Wilmington, DE 19899

(99.81%)

Conservative Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Moderate Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Aggressive Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Global Aggressive Life Plan Fund

TCW Capital Investment Corporation

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Class K (Advisor Class)

Dividend Focused Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Equities Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Opportunity Fund

Hartford Life Insurance Co. Separate Account

P.O. Box 2999

Hartford, CT 06104

(75.41%) owned of record

National Financial Services Corp. FBO Customers

200 Liberty Street

New York, NY 10281

(14.99%) owned of record

ING Life Insurance and Annuity Co.

151 Farmington Ave.

Hartford, CT 06156

(6.27%) owned of record

Select Equities Fund

ING Life Insurance and Annuity Co.

151 Farmington Ave.

Hartford, CT 06156

(64.80%) owned of record

Hartford Life Insurance Co. Separate Account

P.O. Box 2999

Hartford, CT 06104

(31.50%) owned of record

Value Added Fund

TCW Investment Management Company

865 S. Figueroa St.

Los Angeles, CA 90017

(100%)

Value Opportunities Fund

Hartford Life Insurance Co. Separate Account

P.O. Box 2999

Hartford, CT 06104

(94.48%) owned of record

ADMINISTRATION AGREEMENT

Investors Bank & Trust Company (“Administrator”) serves as the administrator of the Corporation pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will provide certain accounting and administrative services to the Corporation, including: fund accounting; calculation of the daily net asset value of each Fund; monitoring the Corporation’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Corporation; and preparing the Corporation’s Form N-SAR. The Administrator receives an accounting and administration fee based on the combined assets of the Corporation and TCW Strategic Income Fund, Inc. as

follows: 0.065% of the first $3 billion in assets; 0.02% of the next $2 billion in assets; and 0.0175% thereafter. For the fiscal years ended October 31, 2006, 2005 and 2004, the Administrator received accounting and administration fees of $3,761,000; $3,609,000; and $3,544,000, respectively.

CODE OF ETHICS

The Advisor and Distributor are subject to the Code of Ethics with respect to investment transactions in which the Advisor’s officers, directors and certain other persons have a beneficial interest to avoid any actual or potential conflict or abuse of their fiduciary position. The Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be held by the Corporation. The Code of Ethics contains several restrictions and procedures designed to eliminate conflicts of interest including: (1) pre-clearance of non-exempt personal securities transactions; (2) quarterly reporting of personal securities transactions; (3) a prohibition against acquiring a security in an initial public offering, entering into uncovered short sales and writing uncovered options; (4) a ten day “black out period” prior or subsequent to a client transaction during which portfolio managers are prohibited from making certain transactions in securities which are being purchased or sold by a client of such manager; (5) a prohibition, with respect to certain investment personnel, from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities, within 60 calendar days; (6) a prohibition against acquiring any security which is subject to firm wide or, if applicable, a department restriction; (7) a prohibition of the purchase of securities offered in a hedge fund, other private placement or limited offering (other than certain TCW-sponsored offerings) except with prior approval of designated officers; (8) a prohibition of a purchase, without prior disclosure to a designated officer, on behalf of a client through a private placement of a security of an issuer or its affiliate, if a member of the department purchasing the security has a beneficial interest in the issuer or affiliate; (9) a prohibition of acquiring any third party mutual fund advised or sub-advised by TCW; and (10) limitations on specified trading, redemption, and reallocation practices involving the TCW Funds and the TCW Profit Sharing and Savings Plan. The Code of Ethics also contains the following policies:

1. A policy statement on insider trading that provides generally that no officer, director or employee of TCW (1) may buy or sell a security either for themselves or others while in possession of material non-public information about the company, or (2) communicate material, non-public information to others who have no official need to know. The policy statement provides guidance about what is material non-public information, lists common examples of situations in which TCW personnel could obtain that information, and describes TCW’s procedures regarding securities maintained on its “Restricted Securities List” and for establishing Chinese Walls. It also identifies parties to contact for questions in connection with the requirements of the policy statement.

2. A policy governing gifts, payments and preferential treatment, that includes an approval process for specific categories of gifts and entertainment provided to TCW employees.

3. A policy governing an employee’s activities outside of their employment with TCW, including outside employment, service as a director or in a similar capacity, fiduciary appointments, participation in public affairs and service as treasurer of clubs, churches and lodges.

4. A policy on political activities and contributions, containing general rules governing contributions and solicitation, responsibility of individuals for personal contribution limits, pre-clearance of certain contributions to state and local candidates, and rules for political activities on TCW premises and for using TCW resources.

5. A policy containing confidentiality requirements.

6. A policy encouraging employees to report illegal activity or activities not in compliance with TCW’s formal written policies and procedures, including the Code of Ethics.

Certain of the procedures listed above contain exceptions under specific circumstances. In addition, the Advisor’s Code of Ethics provides both for different compliance procedures in certain circumstances and that exemptive relief may be given from certain of its requirements, upon application.

PROXY VOTING GUIDELINES

The following information is a summary of the proxy voting guidelines of the Advisor. The Board of Directors of the Corporation has delegated the Corporation’s proxy voting authority to the Advisor except for with respect to the LifePlan Funds. The LifePlan Funds, in their capacity as a shareholder of the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds. If an Underlying Fund calls a shareholder meeting and solicits proxies, the LifePlan Funds will vote their shares in the Underlying Fund in the same proportion as the vote of all other shareholders in the Underlying Fund, unless the Board authorizes the Advisor, on behalf of the LifePlan Funds, to vote in some other manner.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Corporation’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Corporation, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Corporation’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Corporation’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for the Corporation’s proxy voting record, it will send the information disclosed in the Corporation’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Corporation also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

TCW INVESTMENT MANAGEMENT COMPANY

SUMMARY OF PROXY VOTING GUIDELINES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”). The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. The Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations.

A. Philosophy

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether TCW will vote for or against a particular type of proposal. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

B. Overrides and Conflict Resolution

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, she may elect to convene the Proxy Committee.

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined hereunder to be cast either in favor or against, then TCW will vote accordingly. On the other hand, if a potential conflict of interest arises, and there is no predetermined vote, such vote is to be decided on a case-by-case basis or if the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship is deemed material to TCW. In making this determination, a conflict of interest will not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) or more of TCW’s total assets under management. If such a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an outside service for its independent consideration as to how the vote should be cast.

Second, a potential conflict of interest may arise because an employee of TCW sits on the Board of a public company. The Proxy Specialist is on the distribution list for an internal chart that shows any Board seats in public companies held by TCW personnel. If the Proxy Specialist confirms that such Board member is not the portfolio manager and, that the portfolio manager has not spoken with such Board member, then such conflict of interest will not be deemed to be material. If, on the other hand, either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities. The vote by the Proxy Committee will be documented.

Third, a potential conflict of interest may arise if the issuer is an affiliate of TCW. It is currently not anticipated that this would be the case, but if this were to arise TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an outside service for its independent consideration as to how the vote should be cast.

Finally, if any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

C. Proxy Voting Information and Recordkeeping

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. To obtain proxy voting records, a client should contact the Proxy Specialist.

TCW or an outside service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an outside service, that outside service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or an outside service will maintain any documentation related to an identified material conflict of interest.

TCW or an outside service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an outside service will store such records at its principal office.

D. International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers international proxy voting on a case-by-case basis. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For director nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	For changing the company name

•	For approving other business

•	For adjourning the meeting

•	For technical amendments to the charter and/or bylaws

•	For approving financial statements

Capital Structure

•	For increasing authorized common stock

•	For decreasing authorized common stock

•	For amending authorized common stock

•	For the issuance of common stock, except against if the issued common stock has superior voting rights

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For decreasing authorized preferred stock

•	For canceling a class or series of preferred stock

•	For amending preferred stock

•	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders

•	For eliminating preemptive rights

•	For creating or restoring preemptive rights

•	Against authorizing dual or multiple classes of common stock

•	For eliminating authorized dual or multiple classes of common stock

•	For amending authorized dual or multiple classes of common stock

•	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

•	For merging with or acquiring another company

•	For recapitalization

•	For restructuring the company

•	For bankruptcy restructurings

•	For liquidations

•	For reincorporating in a different state

•	For a leveraged buyout of the company

•	For spinning off certain company operations or divisions

•	For the sale of assets

•	Against eliminating cumulative voting

•	For adopting cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For amending director liability provisions

•	Against indemnifying directors and officers

•	Against amending provisions concerning the indemnification of directors and officers

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

•	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights

•	For non-technical amendments to the company’s by laws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions

•	Against a classified board

•	Against amending a classified board

•	For repealing a classified board

•	Against ratifying or adopting a shareholder rights plan (poison pill)

•	Against redeeming a shareholder rights plan (poison pill)

•	Against eliminating shareholders’ right to call a special meeting

•	Against limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating shareholders’ right to act by written consent

•	Against limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing a supermajority vote provision to approve a merger or other business combination

•	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction

•	For eliminating a supermajority vote provision to approve a merger or other business combination

•	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against establishing a fair price provision

•	Against amending a fair price provision

•	For repealing a fair price provision

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	For opting out of a state takeover statutory provision

•	Against opt into a state takeover statutory provision

Compensation

•

For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•

For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•

For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Case-by-case on assuming stock incentive plans

•

For adopting a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•

For amending a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•

For adding shares to a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•

For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements

•

For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•

For adopting a stock award plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan for non-employee directors, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

•

For adding shares to a stock award plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For approving an annual bonus plan

•	For adopting a savings plan

•	For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 15% of the outstanding common equity

•	For adopting a deferred compensation plan

•	For approving a long-term bonus plan

•	For approving an employment agreement or contract

•	For amending a deferred compensation plan

•	For exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price)

•	For amending an annual bonus plan

•	For reapproving a stock option plan or bonus plan for purposes of OBRA

•	For amending a long-term bonus plan

Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Against requiring a majority vote to elect directors

•	Against requiring the improvement of annual meeting reports

•	Against changing the annual meeting location

•	Against changing the annual meeting date

•	Against asking the board to include more women and minorities as directors.

•	Against seeking to increase board independence

•	Against limiting the period of time a director can serve by establishing a retirement or tenure policy

•	Against requiring minimum stock ownership by directors

•	Against providing for union or employee representatives on the board of directors

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	For increasing the independence of the nominating committee

•	For creating a nominating committee of the board

•	Against urging the creation of a shareholder committee

•	Against asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors

•	Against asking that a lead director be chosen from among the ranks of the non-employee directors

•	For adopting cumulative voting

•	Against requiring directors to place a statement of candidacy in the proxy statement

•	Against requiring the nomination of two director candidates for each open board seat

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	For eliminating supermajority provisions

•	For reducing supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting

•	For restoring shareholders’ right to act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Against restricting executive compensation

•	For enhance the disclosure of executive compensation

•	Against restricting director compensation

•	Against capping executive pay

•	Against calling for directors to be paid with company stock

•	Against calling for shareholder votes on executive pay

•	Against calling for the termination of director retirement plans

•	Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria

•	Against seeking shareholder approval to reprice or replace underwater stock options

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	For creating a compensation committee

•

Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

•	For increasing the independence of the compensation committee

•	For increasing the independence of the audit committee

•	For increasing the independence of key committees

Social Issue Proposals

•	For asking the company to develop or report on human rights policies

•	For asking the company to review its operations’ impact on local groups, except against if the proposal calls for action beyond reporting

•	Against asking the company to limit or end operations in Burma

•	For asking management to review operations in Burma

•	For asking management to certify that company operations are free of forced labor

•	Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

•	Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts

•	Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets

•	Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems

•	Against asking management to report on the company’s foreign military sales or foreign offset activities

•	Against asking management to limit or end nuclear weapons production

•	Against asking management to review nuclear weapons production

•	Against asking the company to establish shareholder-designated contribution programs

•	Against asking the company to limit or end charitable giving

•	For asking the company to increase disclosure of political spending and activities

•	Against asking the company to limit or end political spending

•	For requesting disclosure of company executives’ prior government service

•	Against requesting affirmation of political nonpartisanship

•	For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting

•	Against severing links with the tobacco industry

•	Against asking the company to review or reduce tobacco harm to health

•	For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting

•	For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report

•	Against asking the company to take action on embryo or fetal destruction

•	For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting

•

For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

•	Against asking management to endorse the Ceres principles

•

For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

•	For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum

•

For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

•

For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

•	Against asking the company to preserve natural habitat

•	Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings

•	Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions

•	For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting

•	Against asking the company to establish committees to consider issues related to facilities closure and relocation of work

•

For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

•	Against asking management to drop sexual orientation from EEO policy

•	Against asking management to adopt a sexual orientation non-discrimination policy

•	For asking management to report on or review Mexican operations

•	Against asking management to adopt standards for Mexican operations

•	Against asking management to review or implement the MacBride principles

•	Against asking the company to encourage its contractors and franchisees to implement the MacBride principles

•

For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

•	Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions

•	For requesting reports on sustainability, except against if the company has already issued a report in GRI format

DETERMINATION OF NET ASSET VALUE

As discussed in the Prospectus, the Corporation will not calculate the net asset value of the Funds on certain holidays, weekends and when there is no activity in a Fund’s shares. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected.

A Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The assets of each LifePlan Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values.

HOW TO BUY AND REDEEM SHARES

Shares in a Fund may be purchased and redeemed in the manner described in the Prospectus and in this Statement of Additional Information.

Use of Sub-Transfer Agency Accounting or Administrative Services

Certain financial intermediaries have contracted with the Distributor to perform certain sub-transfer agent accounting or administrative services for certain clients or retirement plan investors who have invested in the Corporation. In consideration of the provision of these sub-transfer agency accounting or administrative services, the financial intermediaries will receive sub-transfer agency accounting or administrative fees, a portion of which may be paid by the Funds.

Purchases Through Broker-Dealers and Financial Organizations

Shares of the Funds may be purchased and redeemed through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemption’s of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Distributor, the broker-dealer may in its discretion, charge a fee for that service.

Computation of Public Offering Prices

The Funds offer their shares to the public on a continuous basis. The public offering price per share of each Fund is equal to its net asset value per share next computed after receipt of a purchase order. See “Determination of Net Asset Value” above.

Distributions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.

HOW TO EXCHANGE SHARES

A shareholder may exchange all or part of its shares of one Fund for shares of another Fund (subject to receipt of any required state securities law clearances with respect to certain Funds in the shareholder’s state of residence). An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See “Distributions and Taxes” below.

The exchange privilege enables a shareholder to acquire shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. The Corporation reserves the right to reject any exchange request.

As described in the Prospectus, the exchange privilege may be terminated or revised by the Corporation.

PURCHASES-IN-KIND

The Funds may, at the sole discretion of the Advisor, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange.

DISTRIBUTIONS AND TAXES

Each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund that is a regulated investment company and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. However, a Fund will be taxed on that portion of taxable net investment income and long-term and short-term capital gains that it retains. Furthermore, a Fund will be subject to United States corporate income tax (and possibly state or local income or franchise tax) with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the 90% distribution requirement.

To qualify as a regulated investment company, in addition to the 90% distribution requirement described above, a Fund must: (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business in investing in such stock, securities or currencies, and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s assets is represented by cash items, U.S. Government Securities and other securities, limited in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities) or in the securities of two or more issuers (other than U.S. Government Securities) which the Fund controls (i.e., holds at least 20% of the combined voting power) and which are engaged in the same or similar trades or businesses or related trades or businesses or in the securities of certain publicly traded partnerships.

If a Fund invests in foreign currency or forward foreign exchange contracts, gains from such foreign currency and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies are considered to be qualifying income for purposes of the 90% gross income test described in clause (a) above, although regulations may require that such gains are directly related to the Fund’s principal business of investing in stock or securities. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency contracts will be valued for purposes of the asset diversification requirements applicable to the Fund described in clause (c) above. Until such time as these uncertainties are resolved, each Fund will utilize the more conservative, or limited, definition or approach with respect to determining permissible investments in its portfolio.

Investments in foreign currencies, forward contracts, options, futures contracts and options thereon may subject a Fund to special provisions of the Internal Revenue Code that may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to a Fund, and may defer Fund losses. These rules also (a) could require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they had been closed out in a fully taxable transaction) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend” to instead be taxed at the tax rate applicable to ordinary income.

As a general rule, a Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder’s gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. For federal, state and local income tax purposes, an exchange by a shareholder of shares in one Fund or securities for shares in a Fund will be treated as a taxable sale for a purchase price equal to the fair market value of the shares received.

Any loss realized on the disposition by a shareholder of its shares in a Fund will be disallowed to the extent the shares disposed of are replaced with other Fund shares, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a period (of 61 days) beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends (as defined below) received by the shareholder with respect to such share.

Any realized gains will be distributed as described in the Prospectus. See “Distributions and Taxes” in the Prospectus. Distributions of long-term capital gains (“capital gain dividends”), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to the shareholder after the close of the Fund’s prior taxable year. Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•

Distributions of earnings from non-qualifying dividend interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

None of the LifePlan Funds will be able to offset gains distributed by one Underlying Fund in which it invests against losses in another Underlying Fund in which such LifePlan Fund invests. Redemptions of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could also cause additional distributable gains to shareholders of a LifePlan Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the LifePlan Fund. Further, a portion of losses on redemptions of shares in the Underlying Funds may be deferred under the wash sale rules. As a result of these factors, the use of the fund of funds structure by the LifePlan Funds could therefore affect the amount, timing and character of distributions to shareholders. The LifePlan Funds will also not be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit or income from certain federal obligations (that may be exempt from state tax).

A Fund (and in the case of the LifePlan Funds, the Underlying Funds) may be subject to taxes in foreign countries in which each invests. If such a Fund invests in an entity which is classified as a “passive foreign investment company” (“PFIC”) for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to the shareholders of the Fund. It is not anticipated that any taxes at the Fund level with respect to investments in PFICs will be significant. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

In computing its net taxable (and distributable) income and/or gains, a Fund may choose to take a dividend paid deduction for a portion of the proceeds paid to redeeming shareholders. This method (sometimes referred to as “equalization”) would permit the Fund to avoid distributing to continuing shareholders taxable dividends representing earnings included in the net asset value of shares redeemed. Using this method will not affect the Fund’s total return. Since there are some unresolved technical tax issues relating to use of equalization by a Fund, there can be no assurance that the Internal Revenue Service will agree with the Fund’s methodology and/or calculations which could possibly result in the imposition of tax, interest or penalties on the Fund.

Under the Internal Revenue Code, a nondeductible excise tax of 4% is imposed on a Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its ordinary income for that calendar year and at least 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year (or December 31 if the Fund so elects), plus any undistributed amounts of taxable income for prior years. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made to shareholders of record in such a month are treated as paid and are taxable as of December 31, provided that the Fund pays the dividend during January of the following year.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that it has provided a correct taxpayer identification number and that it is not subject to “backup withholding,” then the shareholder may be subject to a 28% “backup withholding” tax with respect to: (a) taxable dividends and distributions, and, (b) the proceeds of any redemptions of Fund shares. An individual’s taxpayer identification number is his social security number. The 28% “backup withholding” tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Dividends to shareholders who are non-resident aliens may be subject to a 30% United States withholding tax under provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders should consult their own tax advisors. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and the Treasury Regulations promulgated thereunder. The Internal Revenue Code and these Regulations are subject to change by legislative or administrative action.

Each shareholder will receive annual information from its Fund regarding the tax status of Fund distributions. Shareholders are urged to consult their attorneys or tax advisors with respect to the applicability of federal, state, local, estate and gift taxes and non-U.S. taxes to their investment in a Fund.

INVESTMENT RESULTS

From time to time, the Corporation may quote the performance of a Fund in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in other published material.

Each Fund’s total return may be calculated on an “average annual total return” basis, and may also be calculated on an “aggregate total return” basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for the Funds will be computed according to a formula prescribed by the SEC. The formula for an average annual total return can be expressed as follows:

P(1+T)n=ERV

Where:

P            =            hypothetical initial payment of $1,000

T            =            average annual total return

n            =            number of years

ERV Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods or the life of the Fund

The formula for calculating aggregate total return can be expressed as follows:

Aggregate            Total Return

The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund’s net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

In addition, the Corporation may quote its after tax total return.

After-Tax Pre Liquidation Calculations

•	To calculate Total Return

TR	=	{EMV} - 1
{BMV}

•	To calculate the Ending Market Value

EMV =	{BMV + S RS} * ENAV
{BNAV }

BMV =	$1,000

BS =	BMV
BNAV

•	To calculate Reinvested Shares

RS1PTDD
EXNAV (or RP)

PTDD = S All TTDD

TTDD (BS * TTDPS) * (1 - Tax Rate)

Repeat this calculation for the following applicable tax types: OI, ST, MT, LT, ROC, Non Tax.

For OI tax type, apply the following calculation to include Benefit of FTC

(BS*OIDPS) -[(((BS*OIDPS) + (BS*FTC per share))*
(OI Tax Rate) -(BS* FTC per share)]

*	Apply the applicable tax rate in the year that the distribution event occurred.

    Where:

TR	=	total return

EMV	=	ending market value

BMV	=	beginning market value

BNAV	=	beginning NAV

ENAV	=	ending NAV

RS	=	reinvested shares

RSn	=	reinvested shares per event

BS	=	beginning shares

DPS	=	distribution per share

DD	=	distribution dollars

EXNAV	=	ex date NAV

RP	=	reinvest price

PTDD	=	post tax distribution

TTDD	=	tax type distribution dollars

TTDPS	=	Tax type distribution per share

n	=	length of time in years

ST	=	short term

MT	=	mid term

LT	=	long term

ROC	=	return on capital

OI	=	ordinary income

FTC	=	foreign tax credit

After-Tax Post Liquidation Calculations

The Post Liquidation Calculation is essentially the After-Tax Pre Liquidation Calculation that reflects the additional tax liability of the shareholder selling all of their shares at the end of the performance period. After-Tax Liquidation Returns reflect the impact of capital gains or losses associated with redemption of the shares.

A Fund’s performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund’s performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Performance Rankings

Comparative performance information may be used from time to time in publishing information about the Corporation’s shares, including data from Lipper Analytical Services, Inc., CDA Technologies, Inc., Morningstar, Inc. or similar independent services which monitor the performance of mutual funds or with other appropriate indexes of investment securities. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron’s, Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. The performance of the Fund’s classes of shares may be compared in publications to the performance of various market indices or other investments and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Fund and its classes of shares may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund ratings services, and the Fund may use evaluations published by nationally recognized independent services and publications. Any given performance comparison should not be considered representative of the Fund’s performance for any future period.

In advertising and sales literature the Fund and its classes of shares may publish various statistics describing its investment portfolio including, but not limited to, the Fund’s average Price to Book or Price to Earning ratios, beta, alpha, R-squared or standard deviation.

SHARES AND VOTING RIGHTS

The Funds offer up to three classes of shares: Class I shares, Class N shares and Class K (or Advisor Class shares). The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to distribution or service fees imposed under the Distribution Plan. Shares of each class of a Fund represents an equal proportionate share in the assets, liabilities, income and expenses of that Fund and, generally, have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees imposed under the Distribution Plan. The Advisor Class shares are offered at current net asset value but are also subject to distribution or service fees imposed under the Distribution Plan and an administrative fee. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Each share has one vote and fractional shares have fractional votes. As a Maryland corporation, the Corporation is not required to hold an annual shareholder meeting in any year in which the selection of directors is not required to be acted on under the 1940 Act. Shareholder approval will be sought only for certain changes in the operation of the Funds and for the election of directors under certain circumstances. Directors may be removed by a majority of all votes entitled to be cast by shareholders at a meeting. A special meeting of the shareholders will be called to elect or remove directors if requested by the holders of ten percent of the Corporation’s outstanding shares. All shareholders of the Funds will vote together with all other shareholders of the Funds and with all shareholders of all other funds that the Corporation may form in the future on all matters affecting the Corporation, including the election or removal of directors. For matters where the interests of separate Funds or classes of a Fund are not identical, the matter will be voted on separately by each affected Fund or class.

For matters affecting only one Fund or class of a Fund, only the shareholders of that Fund or class will be entitled to vote thereon. Voting is not cumulative. Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Corporation will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Corporation elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Corporation will either mail the material as requested or submit the material to the Securities and Exchange Commission for a determination that the mailing of the material would be inappropriate.

TRANSFER AGENT AND CUSTODIANS

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent for the Corporation. Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, serves as custodian for the Corporation. Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004; Morgan Guaranty Trust Company, 60 Wall Street, New York, New York 10260; and The Bank of New York, 101 Barclay Street, New York, New York 10286 act as limited custodians under the terms of certain repurchase and futures agreements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, California 90071-3462

LEGAL COUNSEL

Dechert LLP, 1775 Eye Street, N.W., Washington, D.C. 20006-2401

FINANCIAL STATEMENTS

The audited financial statements and financial highlights for the period ended October 31, 2006, including the financial reports of the independent registered public accounting firm on those financial statements and highlights, appearing in the Corporation’s Annual Report to Shareholders are incorporated by reference and made a part of this document.

APPENDIX A

Description of S&P and Moody’s Ratings

S&P

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fixed income securities rated AAA, AA, A and BBB are considered investment grade.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- Rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fixed income securities which are rated Aaa, Aa, A and Baa are considered investment grade.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PART C

OTHER INFORMATION

Item 23.	Exhibits.

(a)(1)	Form of Articles of Incorporation. — /1/, /17/

(a)(2)	Form of Articles of Amendment. — /2/, /17/

(a)(3)	Form of Articles Supplementary. — /3/, /17/

(a)(4)	Form of Articles Supplementary. — /4/, /17/

(a)(5)	Form of Articles Supplementary. — /5/, /17/

(a)(6)	Form of Articles of Amendment. — /6/

(a)(7)	Form of Articles of Amendment. — /9/

(a)(8)	Form of Articles of Amendment. — /9/

(a)(9)	Form of Articles Supplementary. — /9/

(a)(10)	Form of Articles Supplementary. — /12/

(a)(11)	Form of Articles Supplementary. — /14/

(a)(12)	Form of Articles of Amendment. — /14/

(a)(13)	Form of Articles Supplementary. — /15/

(a)(14)	Form of Articles of Amendment. — /16/

(a)(15)	Form of Articles of Amendment. — /18/

(a)(16)	Form of Articles of Amendment. — /19/

(a)(17)	Form of Articles Supplementary. — /20/

(a)(18)	Form of Articles of Amendment. — /20/

(a)(19)	Form of Articles of Amendment. — /21/

(a)(20)	Form of Articles Supplementary — /22/

(a)(21)	Form of Articles Supplementary — /24/

(a)(22)	Form of Articles Supplementary — /26/

(a)(23)	Form of Articles of Amendment — /27/

(a)(24)	Form of Articles Supplementary — /29/

(a)(25)	Form of Articles of Amendment — /30/

(a)(26)	Form of Articles of Amendment — filed herewith

(b)(1)	Bylaws. — /1/, /17/

(b)(2)	Amendment No. 1 to By-laws. — /11/

(b)(3)	Amendment No. 2 to By-laws. — /17/

(b)(4)	Amendment No. 3 to By-laws. — /23/

(c)	Not Applicable.

(d)(1)	Form of Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Funds Management, Inc. — /9/

(d)(2)	Form of Amendment No. 1 to Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.) — /12/

(d)(3)	Form of Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International, Limited. — /7/

(d)(4)	Form of Addendum to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /8/

(d)(5)	Form of Amendment No. 1 to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /11/

(d)(6)	Form of Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.) — /14/

(d)(7)	Form of Amendment No. 1 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. — /17/

(d)(8)	Form of Sub-Advisory Agreement between TCW Investment Management Company and Société Générale Asset Management International Ltd. — /19/

(d)(9)	Form of Sub-Advisory Agreement between TCW Investment Management Company and SGY Asset Management (Singapore) Ltd. — /19/

(d)(10)	Form of Amendment No. 2 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. — /20/

(d)(11)	Form of Amendment No. 3 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /22/.

(d)(12)	Form of Amendment No. 4 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /26/

(d)(13)	Form of Amendment No. 5 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company – /29/

(d)(14)	Form of Amendment No. 6 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company – /30/

(e)(1)	Form of Amended and Restated Distribution Agreement between Registrant and TCW Brokerage Services. — /9/

(e)(2)	Form of Dealer Agreement. — /21/

(e)(3)	Form of Amended Dealer Agreement. — filed herewith

(f)	Not Applicable.

(g)(1)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company. — /9/

(g)(1)(a)	Form of Amendment No. 1 to Appendix A to the Custodian Agreement between Registrant and Investors Bank and Trust Company. — /17/

(g)(2)	Form of Delegation Agreement between Registrant and Investors Bank & Trust Company. — /9/

(h)(1)	Form of Transfer Agency Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC — /26/

(h)(2)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company. — /9/

(h)(2)(a)	Form of Amendment No. 1 to Appendix A to the Administration Agreement between Registrant and Investors Bank & Trust Company — /16/

(h)(3)	Form of Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company. — /9/

(h)(3)(a)	Form of Amendment No. 1 to Schedule A to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company. — /17/

(i)	Opinion of Counsel. — filed herewith

(j)	Consent of Deloitte & Touche LLP — filed herewith

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Form of Registrant’s Class N Shares Distribution Plan. — /9/

(m)(2)	Form of Registrant’s Class K Shares Distribution Plan. — filed herewith

(n)	Not Applicable.

(o)	Form of Amended and Restated Plan Pursuant to Rule 18f-3. — /17/

(p)	Code of Ethics. — /12/

(p)(1)	Amendment to Code of Ethics — /21/

(p)(2)	Amended Code of Ethics — /22/

(p)(3)	Amended Code of Ethics — /25/

(p)(4)	Amendment to Code of Ethics —/28/

(p)(5)	Amended Code of Ethics — filed herewith

(q)	Powers of Attorney. — /11/, /16/, /19/, /20/

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 1992.
2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 26, 1993.
3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 23, 1994.
4.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 18, 1994.
5.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on April 21, 1995.
6.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 2, 1998.
7.	Incorporated herein by reference to Registrant’s Registration Statement filed on December 21, 1995.
8.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997.
9.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 30, 1998.
10.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 1999.
11.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2000.
12.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2000.
13.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.
14.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.
15.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 6, 2001

16.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 27, 2001
17.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 15, 2001.
18.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 12, 2002
19.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2003.
20.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 17, 2003.
21.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2004.
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2004.
23.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2004.
24.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2004.
25.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 24, 2005.
26.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 23, 2005.
27.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2005.
28.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2006.
29.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 8, 2006.
30.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

TCW Investment Management Company (the “Adviser”) (previously named TCW Funds Management, Inc.) is a 100% owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), a Nevada corporation. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Adviser by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale S.A.

Item 25.	Indemnification.

Under Article Eighth, Section (9) of the Company’s Articles of Incorporation, filed as Exhibit 1.1, directors and officers of the Company will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940. Such indemnification rights are also limited by Article 9.01 of the Company’s Bylaws, previously filed as Exhibit 2.1.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser.

In addition to the Funds, the Adviser serves as investment adviser or sub-adviser to a number of open- and closed-end management investment companies that are registered under the 1940 Act and to a number of foreign investment companies. The list required by this Item 28 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Advisers Act.

Item 27.	Principal Underwriters.

(a)	None.

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Robert D. Beyer	Director	None

Michael E. Cahill	Director	Senior Vice President, General Counsel and Assistant Secretary

William C. Sonneborn	Director	None

Charles W. Baldiswieler	President	Senior Vice President

Philip K. Holl	Senior Vice President & Secretary	Secretary

Johnson P. So	Chief Financial Officer & Assistant Treasurer	None

*	The principal business address is 865 South Figueroa Street, Los Angeles, CA 90017

(c)	None.

Item 28.	Location of Accounts and Records.

Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of:

Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, CA 90017

Rule	Location of Required Records
31a-l(b)(2)(c)	N/A

31a-l(b)(2)(d)	Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116

31a-l(b)(4)-(6)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

31a-1(b)(9)-(11)	TCW Investment Management Company 65 South Figueroa Street Los Angeles, CA 90017

Item 29.	Management Services.

Not applicable.

Item 30.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 28th day of February 2007.

TCW FUNDS, INC.

By:	/s/ Philip K. Holl
Philip K. Holl
Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Chairman and Director	February 28, 2007
Patrick C. Haden

*	Director	February 28, 2007
Thomas E. Larkin, Jr.

*	Director	February 28, 2007
Samuel P. Bell

*	Director	February 28, 2007
Richard W. Call

*	Director	February 28, 2007
Matthew K. Fong

*	Director	February 28, 2007
John A. Gavin *	Director	February 28, 2007
Charles A. Parker *	Director	February 28, 2007
Marc I. Stern /s/ David S. DeVito *	Treasurer (Principal Financial and Accounting Officer)	February 28, 2007
David S. DeVito

/s/ Alvin R. Albe, Jr. *	President (Chief Executive Officer)	February 28, 2007
Alvin R. Albe, Jr.

*By:	/s/ Philip K. Holl
Philip K. Holl
Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description
Exhibit (a)(26)	Form of Articles of Amendment

Exhibit (e)(3)	Form of Dealer Agreement

Exhibit (i)	Opinion of Counsel

Exhibit (j)	Consent of Deloitte & Touche LLP

Exhibit (m)(2)	Form of Class K Distribution Plan

Exhibit (p)(5)	Amended Code of Ethics